UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-10385
Pacific Life Funds

(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel Fund Adviser
Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660

(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
1775 I Street, N.W.
Washington D.C. 20006-2401
registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: September 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

As of September 30, 2008

SEMI-ANNUAL REPORT

PACIFIC LIFE FUNDS
PORTFOLIO OPTIMIZATION FUNDS

TABLE OF CONTENTS

PACIFIC LIFE FUNDS
Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-10
Statement of Cash Flows	B-16
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Special Meeting of Shareholders	E-4
Where to Go for More Information	E-5

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 99.89%

PL Money Market Fund ‘A’	1,495,372	$1,495,372
PL International Value Fund ‘A’	208,896	2,040,918
PL Large-Cap Value Fund ‘A’	125,570	1,315,976
PL Short Duration Bond Fund ‘A’	1,139,492	11,178,417
PL Floating Rate Loan Fund ‘A’	673,145	6,361,218
PL Growth LT Fund ‘A’	115,067	1,215,106
PL Mid-Cap Equity Fund ‘A’	230,473	1,869,135
PL International Large-Cap Fund ‘A’	108,382	1,372,113
PL Main Street® Core Fund ‘A’	353,901	3,110,786
PL Managed Bond Fund ‘A’	2,628,605	24,735,172
PL Inflation Managed Fund ‘A’	1,322,445	12,629,352
PL Comstock Fund ‘A’	350,652	3,751,983

Total Mutual Funds (Cost $76,694,123)		71,075,548

TOTAL INVESTMENTS - 99.89% (Cost $76,694,123)		71,075,548

OTHER ASSETS & LIABILITIES, NET - 0.11%		75,805

NET ASSETS - 100.00%		$71,151,353

Note to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	77.16%
Affiliated Equity Funds	20.63%
Affiliated Money Market Fund	2.10%

99.89%
Other Assets & Liabilities, Net	0.11%

100.00%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.21%

PL Small-Cap Growth Fund ‘A’	128,111	$1,041,542
PL International Value Fund ‘A’	655,871	6,407,857
PL Large-Cap Value Fund ‘A’	442,358	4,635,915
PL Short Duration Bond Fund ‘A’	1,379,795	13,535,789
PL Floating Rate Loan Fund ‘A’	742,697	7,018,484
PL Growth LT Fund ‘A’	413,065	4,361,964
PL Mid-Cap Equity Fund ‘A’	500,034	4,055,274
PL Large-Cap Growth Fund ‘A’ *	139,965	1,051,134
PL International Large-Cap Fund ‘A’	439,180	5,560,016
PL Small-Cap Value Fund ‘A’	122,150	1,028,504
PL Main Street Core Fund ‘A’	891,261	7,834,188
PL Managed Bond Fund ‘A’	3,391,670	31,915,614
PL Inflation Managed Fund ‘A’	1,708,648	16,317,593
PL Comstock Fund ‘A’	742,675	7,946,626
PL Mid-Cap Growth Fund ‘A’	287,906	2,147,783

Total Mutual Funds (Cost $126,811,148)		114,858,283

TOTAL INVESTMENTS - 100.21% (Cost $126,811,148)		114,858,283

OTHER ASSETS & LIABILITIES, NET — (0.21%)		(243,347)

NET ASSETS - 100.00%		$114,614,936

Note to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	60.01%
Affiliated Equity Funds	40.20%

100.21%
Other Assets & Liabilities, Net	(0.21%)

100.00%

See Notes to Financial Statements	A-1	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.20%

PL Small-Cap Growth Fund ‘A’	973,440	$7,914,067
PL International Value Fund ‘A’	2,704,034	26,418,416
PL Large-Cap Value Fund ‘A’	2,843,344	29,798,241
PL Short Duration Bond Fund ‘A’	3,225,821	31,645,300
PL Floating Rate Loan Fund ‘A’	1,839,899	17,387,043
PL Growth LT Fund ‘A’	2,628,683	27,758,890
PL Mid-Cap Equity Fund ‘A’	3,017,976	24,475,789
PL Large-Cap Growth Fund ‘A’ *	992,129	7,450,885
PL International Large-Cap Fund ‘A’	1,884,887	23,862,667
PL Small-Cap Value Fund ‘A’	992,924	8,360,420
PL Main Street Core Fund ‘A’	4,159,548	36,562,426
PL Emerging Markets Fund ‘A’	1,139,798	11,318,196
PL Managed Bond Fund ‘A’	7,875,826	74,111,526
PL Inflation Managed Fund ‘A’	4,034,623	38,530,648
PL Comstock Fund ‘A’	3,143,150	33,631,707
PL Mid-Cap Growth Fund ‘A’	1,015,684	7,577,002
PL Real Estate Fund ‘A’	799,326	8,568,780

Total Mutual Funds (Cost $469,905,326)		415,372,003

TOTAL INVESTMENTS - 100.20% (Cost $469,905,326)		415,372,003

OTHER ASSETS & LIABILITIES, NET — (0.20%)		(827,687)

NET ASSETS - 100.00%		$414,544,316

Note to Schedule of Investments

(a) As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		61.20%
Affiliated Fixed Income Funds		39.00%

		100.20%
Other Assets & Liabilities, Net		(0.20%)

		100.00%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.26%

PL Small-Cap Growth Fund ‘A’	1,520,527	$12,361,886
PL International Value Fund ‘A’	4,382,576	42,817,770
PL Large-Cap Value Fund ‘A’	3,381,014	35,433,023
PL Short Duration Bond Fund ‘A’	476,750	4,676,917
PL Floating Rate Loan Fund ‘A’	478,044	4,517,512
PL Growth LT Fund ‘A’	3,903,220	41,217,998
PL Mid-Cap Equity Fund ‘A’	4,224,751	34,262,730
PL Large-Cap Growth Fund ‘A’ *	1,025,821	7,703,919
PL International Large-Cap Fund ‘A’	2,926,037	37,043,632
PL Small-Cap Value Fund ‘A’	2,094,886	17,638,942
PL Main Street Core Fund ‘A’	4,802,905	42,217,537
PL Emerging Markets Fund ‘A’	1,570,547	15,595,533
PL Managed Bond Fund ‘A’	3,852,852	36,255,336
PL Inflation Managed Fund ‘A’	2,793,548	26,678,383
PL Comstock Fund ‘A’	3,763,972	40,274,500
PL Mid-Cap Growth Fund ‘A’	1,048,236	7,819,839
PL Real Estate Fund ‘A’	1,727,726	18,521,220

Total Mutual Funds (Cost $496,911,855)		425,036,677

TOTAL INVESTMENTS - 100.26% (Cost $496,911,855)		425,036,677

OTHER ASSETS & LIABILITIES, NET — (0.26%)		(1,119,005)

NET ASSETS - 100.00%		$423,917,672

Note to Schedule of Investments

(a) As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		83.25%
Affiliated Fixed Income Funds		17.01%

		100.26%
Other Assets & Liabilities, Net		(0.26%)

		100.00%

See Notes to Financial Statements	A-2	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.01%

PL Small-Cap Growth Fund ‘A’	1,096,389	$8,913,640
PL International Value Fund ‘A’	2,439,031	23,829,336
PL Large-Cap Value Fund ‘A’	1,474,767	15,455,558
PL Growth LT Fund ‘A’	1,878,088	19,832,608
PL Mid-Cap Equity Fund ‘A’	1,821,327	14,770,964
PL Large-Cap Growth Fund ‘A’ *	447,592	3,361,419
PL International Large-Cap Fund ‘A’	1,423,568	18,022,377
PL Small-Cap Value Fund ‘A’	1,576,206	13,271,654
PL Main Street Core Fund ‘A’	2,517,318	22,127,221
PL Emerging Markets Fund ‘A’	1,038,800	10,315,284
PL Comstock Fund ‘A’	1,793,309	19,188,406
PL Mid-Cap Growth Fund ‘A’	452,963	3,379,104
PL Real Estate Fund ‘A’	918,151	9,842,579

Total Mutual Funds (Cost $219,471,502)		182,310,150

TOTAL INVESTMENTS - 100.01% (Cost $219,471,502)		182,310,150

OTHER ASSETS & LIABILITIES, NET — (0.01%)		(15,118)

NET ASSETS - 100.00%		$182,295,032

Note to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	100.01%

100.01%
Other Assets & Liabilities, Net	(0.01%)

100.00%

See Notes to Financial Statements	A-3	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.98%

Certificates of Deposit - 2.65%

Bank of Scotland PLC (United Kingdom)
2.891% due 10/27/08 §	$500,000	$500,000
BNP Paribas SA (France)
2.690% due 11/12/08 §	750,000	750,000

		1,250,000

Commercial Paper - 74.09%

American Honda Finance Corp
2.700% due 10/01/08	1,500,000	1,500,000
AstraZeneca PLC (United Kingdom)
2.400% due 10/10/08	250,000	249,850
AT&T Inc
2.200% due 11/17/08	1,500,000	1,495,690
BASF SE (Germany)
2.210% due 12/04/08	1,000,000	996,071
2.550% due 12/15/08	500,000	497,344
ConocoPhillips Qatar Funding Ltd
2.150% due 10/10/08	750,000	749,597
E.I. du Pont de Nemours & Co
2.130% due 10/21/08	1,750,000	1,747,929
E.ON AG (Germany)
2.750% due 10/08/08	1,500,000	1,499,198
Eaton Corp
2.330% due 10/06/08	1,000,000	999,676
2.500% due 10/01/08	1,000,000	1,000,000
Electricite de France (France)
3.000% due 10/22/08	1,250,000	1,247,813
Genentech Inc
2.600% due 10/21/08	1,050,000	1,048,483
General Electric Capital Corp
2.350% due 10/27/08	500,000	499,151
Hewlett-Packard Co
2.170% due 10/02/08	2,000,000	1,999,879
Honeywell International Inc
2.750% due 10/15/08	500,000	499,465
Illinois Tool Works
2.200% due 10/24/08	2,000,000	1,997,189
International Business Machines Corp
2.340% due 11/03/08	1,000,000	997,856
JPMorgan Chase & Co
2.900% due 12/15/08	750,000	745,469
Kimberly-Clark Worldwide Inc
2.050% due 10/14/08	1,000,000	999,260
Medtronic Inc
2.050% due 10/20/08	1,500,000	1,498,377
National Rural Utilities Cooperative Finance Corp
3.100% due 10/21/08	2,000,000	1,996,556
Nestle Capital Corp
2.120% due 10/23/08	1,600,000	1,597,927
Nokia OYJ (Finland)
3.000% due 10/14/08	1,900,000	1,897,942
Pitney Bowes Inc
2.000% due 10/10/08	2,000,000	1,999,000
Proctor & Gamble International Funding SCA
2.220% due 10/01/08	500,000	500,000
Royal Bank of Canada (Canada)
2.630% due 11/21/08	1,000,000	996,274
The Coca-Cola Co
2.120% due 10/20/08	1,000,000	998,881
The Pepsi Bottling Group Inc
3.000% due 10/07/08	1,500,000	1,499,250
The Proctor and Gamble Co
2.250% due 11/04/08	750,000	748,406
Wal-Mart Stores Inc
2.100% due 12/16/08	500,000	497,783

		35,000,316

Corporate Notes - 16.27%

Bank of America Corp
2.957% due 02/17/09 §	200,000	199,897
Caterpillar Financial Services Corp
2.887% due 03/10/09 §	500,000	499,634
Cisco Systems Inc
2.892% due 02/20/09 §	250,000	249,986
Emerson Electric Co
5.850% due 03/15/09	315,000	318,903
General Electric Capital Corp
3.125% due 04/01/09	400,000	400,999
Honeywell International Inc
2.879% due 03/13/09 §	230,000	229,916
IBM International Group Capital LLC
2.854% due 02/13/09 §	600,000	599,859
3.133% due 07/29/09 §	750,000	752,066
JPMorgan & Co Inc
6.000% due 01/15/09	700,000	705,057
Procter & Gamble International Funding SCA
2.879% due 02/19/09 §	200,000	200,000
5.300% due 07/06/09 ~	500,000	508,624
The Pepsi Bottling Holdings Inc
5.625% due 02/17/09 ~	500,000	504,757
Toyota Motor Credit Corp
2.747% due 11/17/08 §	1,000,000	1,000,077
Wal-Mart Stores Inc
6.875% due 08/10/09	500,000	517,082
Wells Fargo Bank NA
3.859% due 05/28/09 §	1,000,000	1,000,000

		7,686,857

U.S. Government Agency Issues - 4.24%

Federal Home Loan Bank
2.520% due 04/21/09	1,500,000	1,500,000
Freddie Mac
2.625% due 06/12/09	500,000	500,000

		2,000,000

	Shares
Money Market Fund - 2.73%

BlackRock Liquidity Funds Institutional TempFund	1,290,641	1,290,641

Total Short-Term Investments (Amortized Cost $47,227,814)		47,227,814

TOTAL INVESTMENTS - 99.98% (Amortized Cost $47,227,814)		47,227,814

OTHER ASSETS & LIABILITIES, NET - 0.02%		10,644

NET ASSETS - 100.00%		$47,238,458

See Notes to Financial Statements	A-4	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	74.09%
Corporate Notes	16.27%
U.S. Government Agency Issues	4.24%
Money Market Fund	2.73%
Certificates of Deposit	2.65%

99.98%
Other Assets & Liabilities, Net	0.02%

100.00%

(b)	As of September 30, 2008, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	9.58%
A-1 (Short-Term Debt Only)	75.11%
AA	4.19%
A	8.40%
Not Rated	2.72%

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	A-5	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.74%

Consumer Discretionary -11.82%

AnnTaylor Stores Corp *	11,500	$237,360
Bally Technologies Inc *	12,650	383,042
bebe Stores Inc	23,550	230,083
Corinthian Colleges Inc *	27,950	419,250
Ctrip.com International Ltd ADR (Cayman)	5,850	225,868
Iconix Brand Group Inc *	24,000	313,920
Life Time Fitness Inc *	12,000	375,240
LKQ Corp *	23,350	396,250
Phillips-Van Heusen Corp	7,400	280,534
priceline.com Inc *	3,400	232,662
Tupperware Brands Corp	12,150	335,705
WMS Industries Inc *	9,200	281,244

		3,711,158

Consumer Staples - 2.02%

Central European Distribution Corp *	7,150	324,681
The Hain Celestial Group Inc *	11,250	309,713

		634,394

Energy - 9.74%

Bristow Group Inc *	1,550	52,452
Cal Dive International Inc *	20,650	218,890
Carrizo Oil & Gas Inc *	6,600	239,382
Comstock Resources Inc *	4,700	235,235
Concho Resources Inc * Δ +	15,400	425,194
Dril-Quip Inc *	7,300	316,747
IHS Inc ‘A’ *	7,550	359,682
International Coal Group Inc *	39,900	248,976
Mariner Energy Inc *	15,100	309,550
Petrobank Energy & Resources Ltd (Canada) *	8,400	318,792
T-3 Energy Services Inc *	7,400	274,688
Uranium One Inc (Canada) *	26,900	58,192

		3,057,780

Financials - 6.78%

Affiliated Managers Group Inc *	3,900	323,115
Brookline Bancorp Inc	21,800	278,822
Digital Realty Trust Inc REIT	9,000	425,250
First Mercury Financial Corp *	20,600	293,550
Greenhill & Co Inc	2,250	165,938
Investment Technology Group Inc *	5,050	153,672
Lazard Ltd ‘A’ (Bermuda)	5,000	213,800
Signature Bank *	7,900	275,552

		2,129,699

Health Care - 21.18%

Acorda Therapeutics Inc *	6,250	149,062
Alexion Pharmaceuticals Inc *	8,150	320,295
Auxilium Pharmaceuticals Inc *	3,800	123,120
Bruker Corp *	15,600	207,948
Cepheid Inc *	7,750	107,182
Community Health Systems Inc *	12,850	376,633
Cubist Pharmaceuticals Inc *	15,250	339,007
ev3 Inc *	17,300	173,692
Gentiva Health Services Inc *	16,250	437,775
Hologic Inc *	11,500	222,295
ICON PLC ADR (Ireland) *	10,100	386,325
Illumina Inc *	9,200	372,876
Insulet Corp *	11,300	157,296
Inverness Medical Innovations Inc *	5,800	174,000
Masimo Corp *	7,400	275,280
Meridian Bioscience Inc	14,600	423,984
Myriad Genetics Inc *	4,050	262,764
Optimer Pharmaceuticals Inc *	12,050	95,798
OSI Pharmaceuticals Inc *	5,100	251,379
Par Pharmaceutical Cos Inc *	5,850	71,897
PAREXEL International Corp *	13,500	386,910
Savient Pharmaceuticals Inc *	12,200	181,902
Tenet Healthcare Corp *	63,200	350,760
Thoratec Corp *	17,000	446,250
United Therapeutics Corp *	3,400	357,578

		6,652,008

Industrials - 14.31%

Actuant Corp ‘A’	13,850	349,574
Aecom Technology Corp *	14,900	364,156
AirTran Holdings Inc *	43,950	106,798
BE Aerospace Inc *	11,300	178,879
Bucyrus International Inc	6,800	303,824
CLARCOR Inc	9,100	345,345
EnergySolutions Inc	19,450	194,500
Esterline Technologies Corp *	6,750	267,232
FTI Consulting Inc *	6,000	433,440
JA Solar Holdings Co Ltd ADR (Cayman) *	20,000	211,600
RBC Bearings Inc *	11,100	373,959
SunPower Corp ‘B’ *	2,152	148,628
The Geo Group Inc *	18,000	363,780
Titan Machinery Inc *	11,200	233,072
URS Corp *	8,000	293,360
Waste Connections Inc *	9,550	327,565

		4,495,712

Information Technology - 24.88%

ANSYS Inc *	9,200	348,404
Atheros Communications Inc *	13,650	321,867
Cavium Networks Inc *	10,150	142,912
Concur Technologies Inc *	8,050	307,993
Cypress Semiconductor Corp *	7,850	40,977
Foundry Networks Inc *	9,550	173,905
GSI Commerce Inc *	29,750	460,530
Informatica Corp *	21,900	284,481
Interwoven Inc *	24,450	345,234
Mellanox Technologies Ltd (Israel) *	28,000	289,240
Microsemi Corp *	16,500	420,420
NeuStar Inc ‘A’ *	11,500	228,735
NICE Systems Ltd ADR (Israel) *	15,350	418,134
Omniture Inc *	9,600	176,256
ON Semiconductor Corp *	44,350	299,806
Polycom Inc *	14,850	343,481
SI International Inc *	12,300	369,615
Solera Holdings Inc *	13,250	380,540
Sonus Networks Inc *	50,850	146,448
Synaptics Inc *	8,925	269,714
Synchronoss Technologies Inc *	11,300	106,333
Taleo Corp ‘A’ *	19,800	393,822
TeleTech Holdings Inc *	22,650	281,766
Tessera Technologies Inc *	12,750	208,335
THQ Inc *	20,500	246,820
TIBCO Software Inc *	34,650	253,638
VeriFone Holdings Inc *	15,100	249,754
Wright Express Corp *	10,350	305,946

		7,815,106

Materials - 2.03%

Silgan Holdings Inc	8,550	436,820
Thompson Creek Metals Co Inc (Canada) *	21,200	201,612

		638,432

Telecommunication Services - 1.59%

Cincinnati Bell Inc *	39,050	120,664
SBA Communications Corp ‘A’ *	14,650	378,996

		499,660

See Notes to Financial Statements	A-6	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Utilities - 1.39%

ITC Holdings Corp	8,450	$437,457

Total Common Stocks (Cost $34,102,201)		30,071,406

TOTAL INVESTMENTS - 95.74% (Cost $34,102,201)		30,071,406

OTHER ASSETS & LIABILITIES, NET - 4.26%		1,339,295

NET ASSETS - 100.00%		$31,410,701

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Information Technology	24.88%
Health Care	21.18%
Industrials	14.31%
Consumer Discretionary	11.82%
Energy	9.74%
Financials	6.78%
Materials	2.03%
Consumer Staples	2.02%
Telecommunication Services	1.59%
Utilities	1.39%

95.74%
Other Assets & Liabilities, Net	4.26%

100.00%

(b)	A security with a market value of $425,194 or 1.35% of the net assets was valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	1.35% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	A-7	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.61%

Australia - 3.60%

Australia & New Zealand Banking Group Ltd +	34,100	$526,819
BHP Billiton Ltd +	44,000	1,138,309
Consolidated Media Holdings Ltd +	89,100	177,960
Lend Lease Corp Ltd +	50,400	371,764
Macquarie Infrastructure Group +	210,802	399,720
National Australia Bank Ltd +	17,422	351,619
OZ Minerals Ltd +	162,848	206,636
Qantas Airways Ltd +	222,200	566,473

		3,739,300

Belgium - 1.29%

Fortis +	52,432	323,923
KBC Groep NV +	1,527	132,836
Solvay SA +	7,200	883,795

		1,340,554

Bermuda - 1.11%

Catlin Group Ltd +	88,600	555,360
Hiscox Ltd +	136,400	599,668

		1,155,028

Canada - 3.34%

Barrick Gold Corp	14,400	527,290
Canadian Imperial Bank of Commerce	7,364	422,639
EnCana Corp	5,300	338,443
Fairfax Financial Holdings Ltd	2,500	801,362
Gerdau Ameristeel Corp	45,200	435,330
Husky Energy Inc	8,000	332,253
Petro-Canada	18,500	615,363

		3,472,680

Finland - 1.82%

Nokia OYJ +	59,200	1,104,162
Outokumpu OYJ +	15,400	245,355
Stora Enso OYJ ‘R’ +	54,900	536,432

		1,885,949

France - 12.87%

Air France-KLM +	8,400	192,322
Arkema +	7,900	291,646
BNP Paribas +	17,808	1,699,903
Compagnie Generale des Etablissements Michelin ‘B’ +	7,725	500,365
Credit Agricole SA +	63,323	1,219,582
France Telecom SA +	35,400	992,954
GDF Suez +	9,641	501,580
Lagardere SCA +	14,500	653,605
Renault SA +	14,194	904,572
Sanofi-Aventis SA +	25,301	1,663,424
Societe Generale +	14,923	1,340,525
Suez Environnement SA *	2,525	62,171
Total SA +	42,956	2,609,568
Vallourec SA +	3,400	733,643

		13,365,860

Germany - 12.33%

Allianz SE +	12,210	1,673,966
BASF SE +	33,000	1,573,320
Celesio AG +	18,400	803,020
Deutsche Bank AG +	19,900	1,423,583
Deutsche Lufthansa AG +	33,900	662,687
Deutsche Telekom AG +	64,900	985,649
E.ON AG +	32,796	1,650,844
Infineon Technologies AG + *	89,500	496,894
Lanxess AG +	10,700	294,679
Muenchener Rueckversicherungs AG +	7,461	1,125,450
RWE AG +	8,023	764,884
Siemens AG +	7,700	718,231
Suedzucker AG +	12,900	187,684
TUI AG +	26,800	442,693

		12,803,584

Ireland - 0.27%

Greencore Group PLC +	109,900	276,306

Italy - 3.36%

Banco Popolare SCARL +	35,800	556,132
ENI SPA +	65,889	1,746,453
Fondiaria-Sai SPA +	1,600	37,766
Telecom Italia SPA +	422,900	629,390
Telecom Italia SPA RNC +	203,700	230,903
UniCredit SPA +	77,000	287,929

		3,488,573

Japan - 17.03%

Astellas Pharma Inc +	11,000	462,211
Canon Inc +	10,400	394,273
DIC Inc +	124,000	234,846
Fujitsu Ltd +	165,000	927,625
Hitachi High-Technologies Corp +	13,900	275,637
Hitachi Ltd	107,000	722,354
Honda Motor Co Ltd +	26,700	809,885
JFE Holdings Inc +	28,200	874,656
Mitsubishi Chemical Holdings Corp +	127,000	671,290
Mitsubishi Corp +	44,500	928,277
Mitsui & Co Ltd +	67,000	831,759
Mitsui OSK Lines Ltd +	69,000	599,497
Namco Bandai Holdings Inc +	33,100	363,888
Nippon Mining Holdings Inc +	80,000	322,242
Nippon Telegraph & Telephone Corp +	243	1,084,618
Nippon Yusen Kabushiki Kaisha +	76,000	495,414
Nissan Motor Co Ltd +	172,300	1,165,055
ORIX Corp +	4,680	585,974
Sharp Corp +	64,000	699,331
Sony Corp +	23,600	727,768
Sumitomo Metal Mining Co Ltd +	55,000	551,195
Sumitomo Mitsui Financial Group Inc +	186	1,166,158
The Tokyo Electric Power Co Inc +	36,500	898,061
Toshiba Corp +	182,000	793,750
Tosoh Corp +	72,000	212,461
Toyota Motor Corp +	20,800	889,252

		17,687,477

Luxembourg - 1.13%

ArcelorMittal +	23,100	1,170,174

Netherlands - 2.86%

ING Groep NV CVA +	48,321	1,035,893
Koninklijke Ahold NV +	74,500	860,601
Koninklijke DSM NV +	16,400	775,712
Koninklijke Philips Electronics NV +	11,130	301,985

		2,974,191

New Zealand - 0.32%

Telecom Corp of New Zealand Ltd +	183,000	337,145

Norway - 1.91%

Norsk Hydro ASA +	66,150	447,519
StatoilHydro ASA +	64,700	1,537,488

		1,985,007

See Notes to Financial Statements	A-8	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Singapore - 0.28%

Neptune Orient Lines Ltd +	228,000	$290,777

Spain - 2.95%

Banco Santander SA +	65,700	985,124
Repsol YPF SA +	26,529	786,209
Telefonica SA +	54,400	1,293,497

		3,064,830

Sweden - 2.55%

Nordea Bank AB +	47,900	571,875
Svenska Cellulosa AB ‘B’ +	57,100	604,882
Telefonaktiebolaget LM Ericsson ‘B’ +	105,000	997,163
Volvo AB ‘B’ +	52,050	470,249

		2,644,169

Switzerland - 4.23%

Credit Suisse Group AG +	30,379	1,418,759
Nestle SA +	12,530	541,516
Novartis AG +	37,797	1,989,995
Zurich Financial Services AG +	1,590	440,304

		4,390,574

United Kingdom - 22.36%

Antofagasta PLC +	47,900	347,952
Arriva PLC +	55,900	694,073
Associated British Foods PLC +	51,600	654,792
AstraZeneca PLC +	14,722	644,224
Aviva PLC +	65,538	570,062
Barclays PLC +	229,483	1,363,452
BP PLC +	202,998	1,690,618
British American Tobacco PLC +	24,700	806,384
Centrica PLC +	163,500	919,970
Drax Group PLC +	74,300	1,000,411
DS Smith PLC +	57,900	112,285
G4S PLC +	153,200	554,003
GlaxoSmithKline PLC +	96,100	2,081,774
HBOS PLC +	236,331	536,180
HSBC Holdings PLC (LI) +	68,200	1,103,352
Kazakhmys PLC +	9,000	94,517
Lloyds TSB Group PLC +	97,200	390,576
Mondi PLC +	32,500	151,682
Pearson PLC +	48,400	524,351
Persimmon PLC +	51,900	377,634
Premier Farnell PLC +	161,000	473,025
Prudential PLC +	16,645	151,768
Royal Dutch Shell PLC ‘A’ (XAMS) +	107,935	3,179,994
The Royal Bank of Scotland Group PLC +	412,255	1,329,893
Thomas Cook Group PLC +	136,800	542,810
TUI Travel PLC +	125,400	484,888
Vodafone Group PLC +	866,371	1,913,311
Xstrata PLC +	16,820	524,186

		23,218,167

Total Common Stocks (Cost $132,371,339)		99,290,345

TOTAL INVESTMENTS - 95.61% (Cost $132,371,339)		99,290,345

OTHER ASSETS & LIABILITIES, NET - 4.39%		4,563,720

NET ASSETS - 100.00%		$103,854,065

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	24.17%
Energy	12.67%
Materials	12.43%
Consumer Discretionary	8.92%
Industrials	8.19%
Health Care	7.36%
Telecommunication Services	7.19%
Information Technology	5.96%
Utilities	5.52%
Consumer Staples	3.20%

95.61%
Other Assets & Liabilities, Net	4.39%

100.00%

(b)	As of September 30, 2008, the Fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	22.36%
Japan	17.03%
France	12.87%
Germany	12.33%
Switzerland	4.23%
Australia	3.60%
Italy	3.36%
Canada	3.34%
Spain	2.95%
Netherlands	2.86%
Sweden	2.55%
Norway	1.91%
Finland	1.82%
Belgium	1.29%
Luxembourg	1.13%
Bermuda	1.11%
New Zealand	0.32%
Singapore	0.28%
Ireland	0.27%

95.61%
Other Assets & Liabilities, Net	4.39%

100.00%

(c)	Securities with a total aggregate market value of $95,033,140 or 91.51% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	The amount of $150,600 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

			Net
	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Dow Jones Euro Stoxx 50 (12/08)	17	EUR 537,200	($17,041)

See Notes to Financial Statements	A-9	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.47%

Consumer Discretionary - 14.21%

DISH Network Corp ‘A’ *	52,400	$1,100,401
Liberty Media Corp - Entertainment ‘A’ *	81,700	2,040,049
Liberty Media Corp - Interactive ‘A’ *	60,286	778,292
McDonald’s Corp	36,000	2,221,200
News Corp ‘B’	87,610	1,064,462
Scripps Networks Interactive Inc ‘A’	21,500	780,665
SES SA FDR (Luxembourg) +	47,800	989,493
Target Corp	24,200	1,187,010
The Home Depot Inc	31,500	815,535
Time Warner Inc	145,100	1,902,261

		12,879,368

Consumer Staples - 13.37%

Altria Group Inc	59,100	1,172,544
Kimberly-Clark Corp	43,200	2,801,088
Kraft Foods Inc ‘A’	47,831	1,566,465
Lorillard Inc	13,000	924,950
Philip Morris International Inc	47,400	2,279,940
Unilever PLC ADR (United Kingdom)	34,000	925,140
Wal-Mart Stores Inc	40,900	2,449,501

		12,119,628

Energy - 11.12%

Devon Energy Corp	10,470	954,864
Halliburton Co	44,100	1,428,399
Royal Dutch Shell PLC ADR (United Kingdom)	24,800	1,463,448
Suncor Energy Inc (Canada)	32,390	1,369,125
Total SA ADR (France)	58,000	3,519,440
Transocean Inc (Cayman)	12,248	1,345,320

		10,080,596

Financials - 19.89%

Aflac Inc	18,100	1,063,375
American Express Co	48,870	1,731,464
Capital One Financial Corp	31,400	1,601,400
Citigroup Inc	49,300	1,011,143
JPMorgan Chase & Co	64,000	2,988,800
Loews Corp	53,300	2,104,817
Marsh & McLennan Cos Inc	45,801	1,454,640
The Bank of New York Mellon Corp	41,152	1,340,732
The Chubb Corp	26,180	1,437,282
The Travelers Cos Inc	42,140	1,904,728
Wells Fargo & Co	36,900	1,384,857

		18,023,238

Health Care - 5.06%

Abbott Laboratories	25,300	1,456,774
Novartis AG ADR (Switzerland)	27,900	1,474,236
UnitedHealth Group Inc	26,300	667,757
WellPoint Inc *	21,200	991,524

		4,590,291

Industrials - 6.85%

Avery Dennison Corp	19,100	849,568
General Electric Co	102,800	2,621,400
Raytheon Co	20,500	1,096,955
The Boeing Co	11,400	653,790
United Technologies Corp	16,400	984,984

		6,206,697

Information Technology - 4.92%

Comverse Technology Inc *	31,600	302,412
EchoStar Corp ‘A’ *	6,480	156,168
International Business Machines Corp	13,400	1,567,264
Microsoft Corp	44,700	1,193,043
Texas Instruments Inc	57,500	1,236,250

		4,455,137

Materials - 2.49%

Air Products & Chemicals Inc	11,500	787,635
E.I. du Pont de Nemours & Co	36,400	1,466,920

		2,254,555

Telecommunication Services - 6.74%

AT&T Inc	68,347	1,908,248
Embarq Corp	48,645	1,972,555
Sprint Nextel Corp	183,579	1,119,832
Verizon Communications Inc	34,500	1,107,105

		6,107,740

Utilities - 1.82%

Sempra Energy	32,700	1,650,369

Total Common Stocks (Cost $82,768,993)		78,367,619

SHORT-TERM INVESTMENT - 4.31%

Money Market Fund - 4.31%

BlackRock Liquidity Funds Institutional TempFund	3,908,528	3,908,528

Total Short-Term Investment (Cost $3,908,528)		3,908,528

TOTAL INVESTMENTS - 90.78% (Cost $86,677,521)		82,276,147

OTHER ASSETS & LIABILITIES, NET - 9.22%		8,360,703

NET ASSETS - 100.00%		$90,636,850

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	19.89%
Consumer Discretionary	14.21%
Consumer Staples	13.37%
Energy	11.12%
Industrials	6.85%
Telecommunication Services	6.74%
Health Care	5.06%
Information Technology	4.92%
Short-Term Investment	4.31%
Materials	2.49%
Utilities	1.82%

90.78%
Other Assets & Liabilities, Net	9.22%

100.00%

(b)	Securities with a total aggregate market value of $989,493 or 1.09% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	A-10	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 15.84%

Consumer Discretionary - 1.05%

Comcast Corp
5.850% due 01/15/10	$250,000	$251,541
Cox Communications Inc
4.625% due 01/15/10	150,000	147,841
Time Warner Cable Inc
5.400% due 07/02/12	100,000	95,201
Time Warner Inc
6.750% due 04/15/11	150,000	149,751

		644,334

Consumer Staples - 0.24%

CVS/Caremark Corp
4.317% due 09/10/10 §	150,000	149,650

Financials - 12.56%

American General Finance Corp
4.875% due 05/15/10	250,000	155,555
ANZ Capital Trust Inc
4.484% due 12/15/53 ~	500,000	487,285
Greater Bay Bancorp
5.125% due 04/15/10	100,000	101,690
ING Capital Funding Trust III
8.439% due 12/29/49 §	525,000	484,344
Kreditanstalt fuer Wiederaufbau (Germany)
3.750% due 06/27/11	2,100,000	2,140,467
4.500% due 09/21/09	3,400,000	3,457,698
Monumental Global Funding II
3.900% due 06/15/09 ~ Δ	400,000	394,430
Morgan Stanley
5.050% due 01/21/11	250,000	180,105
The Royal Bank of Scotland Group PLC (United Kingdom)
9.118% due 03/31/10	150,000	145,500
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	151,826

		7,698,900

Health Care - 0.58%

UnitedHealth Group Inc
5.125% due 11/15/10	350,000	352,613

Industrials - 0.66%

GATX Financial Corp
5.125% due 04/15/10	150,000	151,228
John Deere Capital Corp
5.400% due 04/07/10	250,000	254,271

		405,499

Telecommunication Services - 0.75%

Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	200,000	207,698
GTE Corp
7.510% due 04/01/09	250,000	253,590

		461,288

Total Corporate Bonds & Notes (Cost $9,837,680)		9,712,284

MORTGAGE-BACKED SECURITIES - 18.97%

Collateralized Mortgage Obligations - 5.65%

Citimortgage Alternative Loan Trust
6.000% due 12/25/36 “	762,700	609,152
Countrywide Alternative Loan Trust
4.355% due 09/25/35 § “	685,177	435,694
5.750% due 07/25/37 “	889,057	666,080
Structured Adjustable Rate Mortgage Loan Trust
5.253% due 02/25/35 § “	440,882	294,525
5.450% due 11/25/34 § “	388,688	326,528
Washington Mutual Mortgage Pass-Through Certificates
3.665% due 07/25/47 § “	910,460	525,281
3.775% due 09/25/46 § “	1,097,871	605,255

		3,462,515

Fannie Mae - 13.32%

4.500% due 11/15/23 “	2,000,000	1,946,250
5.500% due 10/15/38 “	1,000,000	997,344
6.000% due 10/01/21 “	2,590,516	2,651,255
7.000% due 04/01/37 “	674,028	704,211
7.500% due 12/01/29 - 03/01/38 “ ±	1,765,446	1,869,174

		8,168,234

Total Mortgage-Backed Securities (Cost $12,312,667)		11,630,749

ASSET-BACKED SECURITIES - 4.22%

Capital One Multi-Asset Execution Trust
4.950% due 08/15/12 “	1,600,000	1,594,365
Chase Issuance Trust
4.960% due 09/17/12 “	1,000,000	993,700

Total Asset-Backed Securities (Cost $2,599,528)		2,588,065

U.S. GOVERNMENT AGENCY ISSUES - 40.13%

Fannie Mae
3.375% due 05/19/11	1,200,000	1,203,215
4.680% due 06/15/11	1,800,000	1,860,376
5.125% due 04/15/11	1,000,000	1,045,645
6.625% due 09/15/09	1,000,000	1,031,099
Federal Home Loan Bank
3.125% due 06/10/11	2,500,000	2,464,595
3.500% due 06/23/10	1,900,000	1,900,169
5.125% due 12/29/08	8,000,000	8,040,592
5.125% due 09/10/10	1,000,000	1,034,021
5.250% due 01/16/09 ‡	5,000,000	5,030,510
Freddie Mac
3.200% due 06/10/10	1,000,000	996,324

Total U.S. Government Agency Issues (Cost $24,445,592)		24,606,546

U.S. TREASURY OBLIGATIONS - 6.04%

U.S. Treasury Bonds - 0.51%

4.500% due 02/15/36	100,000	102,672
4.750% due 02/15/37	200,000	214,000

		316,672

See Notes to Financial Statements	A-11	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Inflation Protected Securities - 4.83%

4.250% due 01/15/10 ^	$2,875,290	$2,960,203

U.S. Treasury Notes - 0.70%

4.750% due 08/15/17	400,000	428,906

Total U.S. Treasury Obligations (Cost $3,746,220)		3,705,781

SHORT-TERM INVESTMENTS - 18.99%

U.S. Treasury Bills - 10.43%

2.100% due 08/27/09	6,300,000	6,199,339
2.327% due 07/02/09	200,000	197,394

		6,396,733

	Shares
Money Market Funds - 8.56%

BlackRock Liquidity Funds Institutional TempCash	2,249,338	2,249,338
BlackRock Liquidity Funds Institutional TempFund	2,997,579	2,997,579

		5,246,917

Total Short-Term Investments (Cost $11,627,056)		11,643,650

TOTAL INVESTMENTS - 104.19% (Cost $64,568,743)		63,887,075

OTHER ASSETS & LIABILITIES, NET — (4.19%)		(2,567,226)

NET ASSETS - 100.00%		$61,319,849

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

U.S. Government Agency Issues	40.13%
Short-Term Investments	18.99%
Mortgage-Backed Securities	18.97%
Corporate Bonds & Notes	15.84%
U.S. Treasury Obligations	6.04%
Asset-Backed Securities	4.22%

104.19%
Other Assets & Liabilities, Net	(4.19%)

100.00%

(b)	As of September 30, 2008, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	91.94%
AA	0.85%
A	3.43%
BBB	2.74%
Not Rated	1.04%

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with an aggregate market value of $332,014 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

			Net
			Unrealized
	Number of	Notional	Appreciation
	Contracts	Amount	(Depreciation)

Long Futures Outstanding

Eurodollar (12/08)	2	$2,000,000	$6,754
Eurodollar (03/09)	2	2,000,000	9,417
Eurodollar (06/09)	2	2,000,000	9,367
30-Day Federal Funds (11/08)	15	75,000,000	22,162
U.S. Treasury 2-Year Notes (02/08)	117	23,400,000	(4,428)
U.S. Treasury 10-Year Notes (12/08)	6	600,000	128,848

Short Futures Outstanding
U.S. Treasury 5-Year Notes (12/08)	19	1,900,000	6,898
U.S. Treasury 30-Year Bonds (12/08)	25	2,500,000	20,788

			$199,806

(e)	0.64% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	A-12	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
SENIOR LOAN NOTES - 100.32%

Consumer Discretionary - 24.74%

Cequal Communications LLC
4.792% due 11/05/13 §	$1,496,203	$1,316,120
Charter Communications Operating LLC (Replacement Term Loan)
4.800% due 03/06/14 §	1,296,734	1,037,569
Cinemark USA Inc
4.615% due 10/05/13 §	1,296,692	1,140,285
Dollar General Corp Tranche B2
6.478% due 07/07/14 §	1,300,000	1,133,834
Harrah’s Operating Co Term B2
5.805% due 01/28/15 § •	1,496,241	1,230,030
Kuilima Resort Co (1st Lien)
6.750% due 09/30/10 § Ω	985,000	643,540
Nielsen Finance LLC (Dollar Term Loan)
4.803% due 08/09/13 §	1,496,185	1,327,326
Toys “R” Us Inc Tranche B
7.059% due 07/19/12 §	995,025	898,756

		8,727,460

Consumer Staples - 4.19%

Wm Wrigley Jr Co Tranche B
07/17/14 § ¥	1,500,000	1,476,975

Energy - 6.08%

Coffeyville Resources LLC (Funded Letter of Credit)
5.541% due 12/28/10 §	306,825	276,142
Coffeyville Resources LLC Tranche D
5.543% due 12/30/13 §	990,692	891,623
Murray Energy Corp Tranche B (1st Lien)
6.938% due 01/28/10 §	997,416	977,468

		2,145,233

Financials - 8.87%

First Data Corp Tranche B1 (Initial Term Loan)
5.963% due 09/24/14 §	1,296,725	1,116,092
HUB International Ltd (Delayed Draw Term Loan)
6.262% due 06/13/14 §	274,581	240,945
HUB International Ltd (Initial Term Loan)
6.262% due 06/13/14 §	1,221,633	1,071,983
Spirit Finance Corp
5.801% due 08/01/13 §	1,000,000	700,000

		3,129,020

Health Care - 21.59%

Applied Biosystems
09/30/15 § Δ	1,000,000	947,500
Aveta Inc (Original Term Loan)
9.210% due 08/22/11 §	516,157	446,476
Aveta Inc (New Term Loan)
9.210% due 08/22/11 §	76,678	66,326
Aveta Inc (Original Term Loan)
9.210% due 08/22/11 §	138,169	119,517
Aveta Inc (Acquisition Term Loan)
9.210% due 08/22/11 §	423,003	365,897
Fresenius Medical Care AG & Co
09/26/14 § ¥	1,500,000	1,470,000
HCA Inc Tranche B
6.012% due 11/18/13 §	1,496,193	1,332,150
Mylan Inc Tranche B
7.037% due 10/02/14 §	1,496,231	1,408,941
Talecris Biotherapeutics Holdings Corp (1st Lien)
6.310% due 12/06/13 §	1,496,193	1,458,788

		7,615,595

Information Technology - 8.43%

Freescale Semiconductor Inc
4.236% due 11/29/13 §	1,296,700	1,064,915
Infor Enterprise Solutions Holdings Inc (Delayed Draw Term Loan)
7.520% due 07/30/12 §	336,000	273,279
Infor Enterprise Solutions Holdings Inc (Initial Term Loan)
7.520% due 07/30/12 §	644,000	499,905
SunGard Data Systems Inc (New Term Loan)
4.553% due 02/28/14 §	1,296,701	1,134,613

		2,972,712

Materials - 7.21%

Georgia Gulf Corp
4.987% due 10/03/13 §	1,495,725	1,352,703
Solutia Inc
8.500% due 02/28/14 §	1,296,734	1,191,050

		2,543,753

Telecommunication Services - 10.18%

ALLTEL Communications Inc Tranche B2 (Initial Term Loan)
05/15/15 § ¥	1,496,222	1,450,407
Cricket Communications Inc Term B
7.262% due 06/16/13 §	1,296,684	1,244,816
MetroPCS Wireless Inc Tranche B (New Term Loan)
0.00% due 11/04/13 §	997,455	896,463

		3,591,686

Utilities - 9.03%

Calpine Corp (1st Priority Term Loan)
6.645% due 03/31/14 §	1,496,231	1,287,327
Coleto Creek Power LP (2nd Lien)
7.762% due 06/28/13 §	977,500	803,173
Texas Competitive Electric Holdings Co LLC Tranche B2 (Initial Term Loan)
6.228% due 10/10/14 §	1,296,725	1,095,733

		3,186,233

Total Senior Loan Notes (Cost $37,512,793)		35,388,667

TOTAL INVESTMENTS - 100.32% (Cost $37,512,793)		35,388,667

OTHER ASSETS & LIABILITIES, NET — (0.32%)		(113,933)

NET ASSETS - 100.00%		$35,274,734

See Notes to Financial Statements	A-13	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	24.74%
Health Care	21.59%
Telecommunication Services	10.18%
Utilities	9.03%
Financials	8.87%
Information Technology	8.43%
Materials	7.21%
Energy	6.08%
Consumer Staples	4.19%

100.32%
Other Assets & Liabilities, Net	(0.32%)

100.00%

(b)	As of September 30, 2008, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	8.33%
BB	40.83%
B	44.07%
Not Rated	6.77%

100.00%

(c)	A senior loan with a total market value of $643,540 or 1.82% of the net assets was in default as of September 30, 2008.

(d)	2.69% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	A-14	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.02%

Consumer Discretionary - 6.43%

Bayerische Motoren Werke AG (Germany) +	19,190	$743,817
Crown Ltd (Australia) +	143,933	999,664
Lamar Advertising Co ‘A’ *	14,755	455,782
McDonald’s Corp	21,499	1,326,488
Nordstrom Inc	29,005	835,924
Staples Inc	39,952	898,920
The Walt Disney Co	18,300	561,627
Yum! Brands Inc	11,820	385,450

		6,207,672

Consumer Staples - 12.32%

Altria Group Inc	35,026	694,916
Colgate-Palmolive Co	16,045	1,208,991
CVS Caremark Corp	117,486	3,954,579
InBev NV (Belgium) +	64,998	3,867,026
Nestle SA (Switzerland) +	21,168	914,829
Tesco PLC (United Kingdom) +	179,606	1,249,151

		11,889,492

Energy - 8.75%

Devon Energy Corp	8,522	777,206
EOG Resources Inc	6,650	594,909
Exxon Mobil Corp	9,195	714,084
Hess Corp	40,150	3,295,512
Occidental Petroleum Corp	23,750	1,673,188
Petroleo Brasileiro SA ADR (Brazil)	31,660	1,391,457

		8,446,356

Financials - 8.00%

Berkshire Hathaway Inc ‘B’ *	465	2,043,675
CME Group Inc	1,985	737,447
JPMorgan Chase & Co	47,993	2,241,273
ProLogis REIT	15,115	623,796
T. Rowe Price Group Inc	20,485	1,100,249
The Goldman Sachs Group Inc	7,590	971,520

		7,717,960

Health Care - 13.81%

Bayer AG (Germany) +	13,494	988,260
Celgene Corp *	30,625	1,937,950
Coventry Health Care Inc *	25,590	832,955
Covidien Ltd (Bermuda)	21,375	1,149,120
Genentech Inc *	17,350	1,538,598
Gilead Sciences Inc *	22,485	1,024,866
Merck & Co Inc	16,605	524,054
Roche Holding AG (Switzerland) +	11,499	1,800,075
UnitedHealth Group Inc	107,805	2,737,169
Wyeth	14,890	550,037
Zimmer Holdings Inc *	3,880	250,493

		13,333,577

Industrials - 12.51%

C.H. Robinson Worldwide Inc	15,360	782,746
Canadian National Railway Co (Canada)	16,186	774,176
Caterpillar Inc	8,865	528,354
Danaher Corp	16,040	1,113,176
Embraer-Empresa Brasileira de Aeronautica SA ADR (Brazil)	51,715	1,396,822
Emerson Electric Co	20,875	851,491
Illinois Tool Works Inc	6,250	277,813
Lockheed Martin Corp	9,775	1,072,024
Precision Castparts Corp	9,385	739,350
Siemens AG (Germany) +	21,600	2,014,778
SunPower Corp ‘B’ *	5,128	354,057
Suntech Power Holdings Co Ltd ADR (Cayman) *	7,685	275,661
United Parcel Service Inc ‘B’	25,755	1,619,732
Vallourec SA (France) +	1,298	280,079

		12,080,259

Information Technology - 25.94%

Apple Inc *	12,614	1,433,707
Automatic Data Processing Inc	21,162	904,676
Cisco Systems Inc *	161,060	3,633,514
Corning Inc	117,395	1,836,058
Cypress Semiconductor Corp *	18,700	97,614
Google Inc ‘A’ *	6,015	2,409,128
Hewlett-Packard Co	40,040	1,851,450
Keyence Corp (Japan) +	2,900	578,501
KLA-Tencor Corp	43,045	1,362,374
Marvell Technology Group Ltd (Bermuda) *	90,705	843,557
Microsoft Corp Õ	121,305	3,237,630
Oracle Corp *	126,510	2,569,418
Research In Motion Ltd (Canada) *	18,810	1,284,723
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan) +	640,210	1,073,653
Telefonaktiebolaget LM Ericsson ‘B’ (Sweden) +	56,625	537,756
Texas Instruments Inc	29,204	627,886
The Western Union Co	30,885	761,933

		25,043,578

Materials - 5.45%

ArcelorMittal (Luxemburg) +	4,270	216,128
K+S AG (Germany) +	13,417	930,281
Monsanto Co	14,930	1,477,771
Praxair Inc	9,955	714,172
Syngenta AG (Switzerland) +	3,670	773,944
Weyerhaeuser Co	18,930	1,146,779

		5,259,075

Telecommunication Services - 1.89%

Crown Castle International Corp *	62,975	1,824,386

Utilities - 2.92%

NRG Energy Inc *	39,105	967,849
The AES Corp *	158,720	1,855,437

		2,823,286

Total Common Stocks (Cost $105,203,181)		94,625,641

Principal
Amount
SHORT-TERM INVESTMENTS - 0.36%

U.S. Government Agency Issue - 0.10%

Federal Home Loan Bank 0.100% due 10/01/08	$100,000	100,000

See Notes to Financial Statements	A-15	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Money Market Funds - 0.26%

BlackRock Liquidity Funds Institutional TempCash	122,806	$122,806
BlackRock Liquidity Funds Institutional TempFund	122,806	122,806

		245,612

Total Short-Term Investments (Cost $345,612)		345,612

TOTAL INVESTMENTS - 98.38% (Cost $105,548,793)		94,971,253

OTHER ASSETS & LIABILITIES, NET - 1.62%		1,567,897

NET ASSETS - 100.00%		$96,539,150

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Information Technology	25.94%
Health Care	13.81%
Industrials	12.51%
Consumer Staples	12.32%
Energy	8.75%
Financials	8.00%
Consumer Discretionary	6.43%
Materials	5.45%
Utilities	2.92%
Telecommunication Services	1.89%
Short-Term Investments	0.36%

98.38%
Other Assets & Liabilities, Net	1.62%

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $16,967,942 or 17.58% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Forward foreign currency contracts outstanding as of September 30, 2008 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	CHF	335,000	10/08	$(21,245)
Sell	CHF	335,000	10/08	23,400
Sell	EUR	2,195,000	10/08	290,111
Sell	EUR	2,525,000	11/08	337,074
Sell	GBP	495,000	11/08	64,064
Buy	JPY	65,200,000	10/08	(2,842)
Sell	JPY	100,000,000	10/08	(13,595)

				$676,967

(e)	The amount of $770,175 in cash was segregated with the broker(s)/custodian to cover written options for the period ended September 30, 2008.

(f)	Transactions in written options for the six-month period ended September 30, 2008 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2008	—	$—
Call Options Written	652	23,146
Put Options Written	652	55,420
Call Options Expired	(326)	(16,300)
Put Options Expired	(326)	(29,014)

Outstanding, September 30, 2008	652	$33,252

(g)	Premiums received and value of written options outstanding as of September 30, 2008:
Options on Securities

		Strike	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Morgan Stanley	Put - OTC Microsoft Corp (01/09)	$22.50	01/17/09	326	$26,406	$26,732
Morgan Stanley	Call - OTC Microsoft Corp (01/09)	32.50	01/17/09	326	6,846	11,410

					$33,252	$38,142

See Notes to Financial Statements	A-16	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND (Formerly PL Mid-Cap Value Fund)
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.99%

Consumer Discretionary - 10.63%

Abercrombie & Fitch Co ‘A’	13,800	$544,410
Brinker International Inc	79,600	1,424,044
Darden Restaurants Inc	25,500	730,065
Foot Locker Inc	25,400	410,464
Hanesbrands Inc *	20,800	452,400
JC Penney Co Inc	24,600	820,164
Leggett & Platt Inc	74,600	1,625,534
Liz Claiborne Inc	77,310	1,270,203
Starbucks Corp *	42,100	626,027
The Goodyear Tire & Rubber Co *	37,800	578,718

		8,482,029

Consumer Staples - 10.72%

Campbell Soup Co	35,900	1,385,740
Coca-Cola Enterprises Inc	95,930	1,608,746
McCormick & Co Inc	54,000	2,076,300
Molson Coors Brewing Co ‘B’	45,300	2,117,775
Smithfield Foods Inc *	44,500	706,660
The J.M. Smucker Co	13,000	658,970

		8,554,191

Energy - 7.22%

Denbury Resources Inc *	28,900	550,256
Exterran Holdings Inc *	16,100	514,556
Holly Corp	31,200	902,304
Massey Energy Co	25,780	919,573
Pride International Inc *	38,900	1,151,829
Sunoco Inc	22,620	804,820
The Williams Cos Inc	38,920	920,458

		5,763,796

Financials - 17.30%

Ameriprise Financial Inc	41,910	1,600,962
CBL & Associates Properties Inc REIT	31,310	628,705
City National Corp	7,300	396,390
Federated Investors Inc ‘B’	27,300	787,059
Hudson City Bancorp Inc	51,750	954,788
Lincoln National Corp	22,624	968,534
Marsh & McLennan Cos Inc	39,300	1,248,168
Marshall & Ilsley Corp	35,500	715,325
PartnerRe Ltd (Bermuda)	17,500	1,169,175
Public Storage REIT	13,900	1,376,239
RenaissanceRe Holdings Ltd (Bermuda)	29,440	1,530,880
The St. Joe Co *	29,500	1,153,155
Willis Group Holdings Ltd (Bermuda)	39,600	1,277,496

		13,806,876

Health Care - 10.57%

Applied Biosystems Inc	26,800	917,900
Forest Laboratories Inc *	29,000	820,120
Hospira Inc *	44,800	1,711,360
Omnicare Inc	63,100	1,815,387
Patterson Cos Inc *	28,500	866,685
Warner Chilcott Ltd ‘A’ (Bermuda) *	109,000	1,648,080
Zimmer Holdings Inc *	10,100	652,056

		8,431,588

Industrials - 14.69%

Cintas Corp	42,800	1,228,788
Con-way Inc	12,300	542,553
Corrections Corp of America *	39,000	969,150
Covanta Holding Corp *	51,650	1,236,501
Dover Corp	16,440	666,642
Foster Wheeler Ltd (Bermuda) *	16,200	584,982
Masco Corp	64,600	1,158,924
Parker-Hannifin Corp	14,600	773,800
Pitney Bowes Inc	39,340	1,308,448
Spirit AeroSystems Holdings Inc ‘A’ *	89,500	1,438,265
Textron Inc	36,100	1,057,008
WESCO International Inc *	23,500	756,230

		11,721,291

Information Technology - 11.97%

Agilent Technologies Inc *	48,300	1,432,578
Analog Devices Inc	61,300	1,615,255
Arrow Electronics Inc *	24,570	644,225
Brocade Communications Systems Inc *	128,800	749,616
Flextronics International Ltd (Singapore) *	132,930	941,144
Ingram Micro Inc ‘A’ *	70,690	1,135,988
Lexmark International Inc ‘A’ *	22,400	729,568
NeuStar Inc ‘A’ *	62,900	1,251,081
Symantec Corp *	53,700	1,051,446

		9,550,901

Materials - 8.11%

Ball Corp	26,560	1,048,854
Bemis Co Inc	36,500	953,380
International Flavors & Fragrances Inc	26,300	1,037,798
Louisiana-Pacific Corp	57,100	531,030
Packaging Corp of America	57,900	1,342,122
RPM International Inc	51,200	990,208
United States Steel Corp	7,300	566,553

		6,469,945

Telecommunication Services - 1.49%

Frontier Communications Corp	103,500	1,190,250

Utilities - 4.29%

American Electric Power Co Inc	42,400	1,572,192
PPL Corp	11,300	418,326
Wisconsin Energy Corp	31,900	1,432,310

		3,422,828

Total Common Stocks (Cost $89,074,391)		77,393,695

SHORT-TERM INVESTMENT - 2.79%

Money Market Fund - 2.79%

BlackRock Liquidity Funds Institutional TempFund	2,227,151	2,227,151

Total Short-Term Investment (Cost $2,227,151)		2,227,151

TOTAL INVESTMENTS - 99.78% (Cost $91,301,542)		79,620,846

OTHER ASSETS & LIABILITIES, NET - 0.22%		178,199

NET ASSETS - 100.00%		$79,799,045

See Notes to Financial Statements	A-17	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
Note to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	17.30%
Industrials	14.69%
Information Technology	11.97%
Consumer Staples	10.72%
Consumer Discretionary	10.63%
Health Care	10.57%
Materials	8.11%
Energy	7.22%
Utilities	4.29%
Short-Term Investment	2.79%
Telecommunication Services	1.49%

99.78%
Other Assets & Liabilities, Net	0.22%

100.00%

See Notes to Financial Statements	A-18	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.35%

Consumer Discretionary - 11.25%

Amazon.com Inc *	7,932	$577,132
GameStop Corp ‘A’ *	4,508	154,219
Kohl’s Corp *	5,295	243,994
Lowe’s Cos Inc	15,206	360,230
McDonald’s Corp	9,085	560,544
priceline.com Inc *	2,542	173,949
Urban Outfitters Inc *	9,460	301,490

		2,371,558

Consumer Staples - 5.60%

PepsiCo Inc	4,644	330,978
Wal-Mart Stores Inc	14,174	848,881

		1,179,859

Energy - 8.57%

EOG Resources Inc	2,239	200,301
Petrohawk Energy Corp *	8,008	173,213
Southwestern Energy Co *	11,269	344,155
Transocean Inc (Cayman)	5,302	582,372
XTO Energy Inc	10,900	507,068

		1,807,109

Financials - 9.85%

BlackRock Inc	3,214	625,123
JPMorgan Chase & Co	6,112	285,430
T. Rowe Price Group Inc	9,036	485,324
The Charles Schwab Corp	26,221	681,746

		2,077,623

Health Care - 14.41%

Celgene Corp *	4,528	286,532
Covance Inc *	3,011	266,202
Covidien Ltd (Bermuda)	8,279	445,079
Genzyme Corp *	3,899	315,390
Gilead Sciences Inc *	7,120	324,530
Illumina Inc *	8,955	362,946
Intuitive Surgical Inc *	1,602	386,050
Medtronic Inc	6,991	350,249
St. Jude Medical Inc *	6,910	300,516

		3,037,494

Industrials - 8.73%

CSX Corp	8,826	481,635
Cummins Inc	4,787	209,288
First Solar Inc *	2,655	501,556
Flowserve Corp	3,699	328,360
Fluor Corp	5,738	319,607

		1,840,446

Information Technology - 34.06%

Activision Blizzard Inc *	25,089	387,123
Amphenol Corp ‘A’	10,055	403,608
Apple Inc *	6,603	750,497
Google Inc ‘A’ *	1,688	676,078
Hewlett-Packard Co	9,449	436,922
Intel Corp	27,306	511,441
International Business Machines Corp	6,327	740,006
MasterCard Inc ‘A’	1,930	342,247
McAfee Inc *	7,815	265,397
Oracle Corp *	30,579	621,059
QUALCOMM Inc	20,348	874,354
Symantec Corp *	12,147	237,838
The Western Union Co	12,850	317,010
Visa Inc ‘A’	10,041	616,417

		7,179,997

Materials - 3.88%

Monsanto Co	8,276	819,158

Total Common Stocks (Cost $20,341,584)		20,313,244

TOTAL INVESTMENTS - 96.35% (Cost $20,341,584)		20,313,244

OTHER ASSETS & LIABILITIES, NET - 3.65%		769,905

NET ASSETS - 100.00%		$21,083,149

Note to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Information Technology	34.06%
Health Care	14.41%
Consumer Discretionary	11.25%
Financials	9.85%
Industrials	8.73%
Energy	8.57%
Consumer Staples	5.60%
Materials	3.88%

96.35%
Other Assets & Liabilities, Net	3.65%

100.00%

See Notes to Financial Statements	A-19	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.44%

Australia - 0.39%

QBE Insurance Group Ltd +	15,721	$339,040

Austria - 1.71%

Erste Bank Group AG +	30,202	1,503,589

Bermuda - 0.60%

Li & Fung Ltd +	217,200	531,499

Brazil - 0.76%

Unibanco — Uniao de Bancos Brasileiros SA GDR	6,610	667,081

Canada - 1.15%

Canadian National Railway Co	21,170	1,012,561

Czech Republic - 0.72%

Komercni Banka AS +	2,786	629,500

France - 19.75%

Air Liquide SA +	13,422	1,474,885
AXA SA +	84,100	2,752,953
GDF Suez SA +	41,592	2,163,873
Legrand SA +	45,840	1,033,858
LVMH Moet Hennessy Louis Vuitton SA +	39,010	3,424,823
Pernod-Ricard SA +	16,768	1,477,106
Schneider Electric SA +	26,952	2,314,486
Total SA +	34,530	2,097,690
Vivendi +	19,840	621,996

		17,361,670

Germany - 9.49%

Bayer AG +	27,310	2,000,102
Bayerische Motoren Werke AG +	12,070	467,841
Deutsche Boerse AG +	9,360	856,535
E.ON AG +	23,981	1,207,125
Linde AG +	21,500	2,295,888
Merck KGaA +	14,180	1,512,197

		8,339,688

India - 1.10%

Infosys Technologies Ltd ADR	19,580	652,210
Satyam Computer Services Ltd ADR	19,350	312,503

		964,713

Italy - 0.98%

Intesa Sanpaolo SPA +	156,684	861,694

Japan - 14.06%

Aeon Credit Service Co Ltd +	39,900	407,240
Bridgestone Corp +	43,900	831,093
Canon Inc +	69,650	2,640,492
FANUC Ltd +	11,900	895,259
Hirose Electric Co Ltd +	5,400	514,667
HOYA Corp +	62,900	1,247,796
Inpex Holdings Inc +	157	1,334,254
Kao Corp +	68,000	1,823,592
OMRON Corp +	25,300	392,714
Ricoh Co Ltd +	32,000	449,951
Shin-Etsu Chemical Co Ltd +	31,600	1,502,603
Tokyo Electron Ltd +	7,000	316,759

		12,356,420

Mexico - 1.35%

America Movil SAB de CV ‘L’ ADR	14,780	685,201
Grupo Modelo SAB de CV ‘C’	117,400	499,163

		1,184,364

Netherlands - 6.77%

Akzo Nobel NV +	7,750	372,067
ASML Holding NV +	17,624	308,007
Heineken NV +	57,780	2,321,440
TNT NV +	60,190	1,667,664
Wolters Kluwer NV +	63,310	1,283,174

		5,952,352

Singapore - 1.25%

Singapore Telecommunications Ltd +	480,380	1,098,021

South Africa - 0.52%

MTN Group Ltd +	32,730	461,836

South Korea - 1.33%

Samsung Electronics Co Ltd +	2,543	1,165,339

Switzerland - 15.44%

Actelion Ltd + *	9,991	514,821
Compagnie Financiere Richemont SA ‘A’ +	18,030	796,628
Givaudan SA +	2,090	1,745,684
Julius Baer Holding AG +	26,047	1,295,329
Nestle SA +	103,248	4,462,124
Roche Holding AG +	23,580	3,691,258
Swiss Reinsurance Co +	19,115	1,060,987

		13,566,831

Taiwan - 0.82%

Taiwan Semiconductor Manufacturing Co Ltd ADR	77,154	722,936

United Kingdom - 17.10%

BHP Billiton PLC +	27,350	619,589
Burberry Group PLC +	111,270	786,791
Diageo PLC +	135,610	2,313,423
GlaxoSmithKline PLC +	36,430	789,168
HSBC Holdings PLC (LI) +	37,120	600,534
Ladbrokes PLC +	144,807	489,006
Reckitt Benckiser Group PLC +	61,724	2,992,667
Royal Dutch Shell PLC ‘A’ (LI) +	53,900	1,556,648
Smiths Group PLC +	62,737	1,137,628
Standard Chartered PLC +	43,150	1,061,724
Tesco PLC +	99,237	690,189
William Hill PLC +	135,360	570,777
WPP Group PLC +	175,380	1,418,564

		15,026,708

United States - 2.15%

Synthes Inc +	13,680	1,892,523

Total Common Stocks (Cost $93,331,404)		85,638,365

See Notes to Financial Statements	A-20	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.17%

Commercial Paper - 2.17%

Toyota Motor Credit Corp
5.000% due 10/01/08	$1,906,000	$1,906,000

	Shares
Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	338	338

Total Short-Term Investments (Cost $1,906,338)		1,906,338

TOTAL INVESTMENTS - 99.61% (Cost $95,237,742)		87,544,703

OTHER ASSETS & LIABILITIES, NET - 0.39%		343,301

NET ASSETS - 100.00%		$87,888,004

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	18.86%
Financials	13.70%
Consumer Discretionary	12.77%
Health Care	11.83%
Information Technology	9.93%
Industrials	9.17%
Materials	9.11%
Energy	5.68%
Utilities	3.84%
Telecommunication Services	2.55%
Short-Term Investments	2.17%

99.61%
Other Assets & Liabilities, Net	0.39%

100.00%

(b)	As of September 30, 2008, the Fund was diversified by geographical region as a percentage of net assets as follows:

France	19.75%
United Kingdom	17.10%
Switzerland	15.44%
Japan	14.06%
Germany	9.49%
Netherlands	6.77%
United States	4.32%
Austria	1.71%
Mexico	1.35%
South Korea	1.33%
Singapore	1.25%
Canada	1.15%
India	1.10%
Italy	0.98%
Taiwan	0.82%
Brazil	0.76%
Czech Republic	0.72%
Bermuda	0.60%
South Africa	0.52%
Australia	0.39%

99.61%
Other Assets & Liabilities, Net	0.39%

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $81,086,710 or 92.26% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	A-21	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.27%

Consumer Discretionary - 8.36%

Belo Corp ‘A’	22,300	$132,908
Brown Shoe Co Inc	21,900	358,722
Callaway Golf Co	32,700	460,089
CKE Restaurants Inc	24,000	254,400
Dover Downs Gaming & Entertainment Inc	6,000	46,680
Ethan Allen Interiors Inc	14,300	400,686
Hillenbrand Inc	6,900	139,104
International Speedway Corp ‘A’	10,300	400,773
Phillips-Van Heusen Corp	7,700	291,907
Sotheby’s	17,600	353,056
The Cato Corp ‘A’	1,200	21,060
Thor Industries Inc	15,900	394,638
Wolverine World Wide Inc	4,300	113,821

		3,367,844

Consumer Staples - 7.68%

Casey’s General Stores Inc	18,800	567,196
Corn Products International Inc	6,100	196,908
Del Monte Foods Co	32,900	256,620
Lancaster Colony Corp	6,400	241,024
PepsiAmericas Inc	19,400	401,968
The J.M. Smucker Co	8,900	451,141
Universal Corp	9,200	451,628
WD-40 Co	7,300	262,289
Weis Markets Inc	7,400	266,474

		3,095,248

Energy - 12.70%

Berry Petroleum Co ‘A’	13,300	515,109
Buckeye Partners LP	3,400	126,106
Cimarex Energy Co	9,400	459,754
General Maritime Corp	12,900	251,292
Gushan Environmental Energy Ltd ADR (Cayman)	13,600	69,496
Holly Corp	13,300	384,636
Linn Energy LLC	22,100	338,130
Lufkin Industries Inc	4,900	388,815
Magellan Midstream Partners LP	4,600	149,040
NuStar Energy LP	7,400	314,278
Penn Virginia Corp	8,600	459,584
St. Mary Land & Exploration Co	12,300	438,495
TC Pipelines LP	2,300	71,162
Tidewater Inc	8,200	453,952
Tsakos Energy Navigation Ltd (Bermuda)	11,000	326,260
Williams Partners LP	4,500	116,325
World Fuel Services Corp	11,100	255,633

		5,118,067

Financials - 21.88%

Advance America Cash Advance Centers Inc	27,500	82,225
American Equity Investment Life Holding Co	26,600	199,500
American Financial Group Inc	16,200	477,900
BancorpSouth Inc	14,500	407,885
Bank of Hawaii Corp	8,000	427,600
CBL & Associates Properties Inc REIT	19,300	387,544
Cullen/Frost Bankers Inc	7,900	461,360
Delphi Financial Group Inc ‘A’	14,100	395,364
Equity One Inc REIT	20,900	428,241
First Industrial Realty Trust Inc REIT	12,800	367,104
Fulton Financial Corp	28,300	308,753
Healthcare Realty Trust Inc REIT	15,300	445,995
Hilb Rogal & Hobbs Co	5,100	238,374
HRPT Properties Trust REIT	45,800	315,562
Infinity Property & Casualty Corp	8,900	366,680
International Bancshares Corp	9,200	248,400
National Penn Bancshares Inc	15,700	229,220
Nationwide Health Properties Inc REIT	13,500	485,730
Old National Bancorp	5,700	114,114
Potlatch Corp REIT	9,800	454,622
RLI Corp	6,200	384,958
Sovran Self Storage Inc REIT	3,700	166,241
Susquehanna Bancshares Inc	17,200	335,744
Washington Federal Inc	24,800	457,560
Whitney Holding Corp	9,200	223,100
Zenith National Insurance Corp	11,100	406,704

		8,816,480

Health Care - 4.11%

Invacare Corp	16,000	386,240
Owens & Minor Inc	11,800	572,300
Teleflex Inc	1,900	120,631
West Pharmaceutical Services Inc	11,800	576,076

		1,655,247

Industrials - 18.30%

Acuity Brands Inc	10,500	438,480
Albany International Corp ‘A’	10,000	273,300
Applied Industrial Technologies Inc	13,800	371,634
Arkansas Best Corp	11,600	390,804
Barnes Group Inc	19,300	390,246
Belden Inc	2,400	76,344
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	18,400	354,016
Crane Co	12,800	380,288
DRS Technologies Inc	4,200	322,350
DryShips Inc	1,300	46,137
Ennis Inc	20,500	316,930
Genco Shipping & Trading Ltd	10,000	332,400
Granite Construction Inc	12,000	429,840
Harsco Corp	10,500	390,495
KBR Inc	200	3,054
Kelly Services Inc ‘A’	18,554	353,454
Kennametal Inc	14,900	404,088
Lennox International Inc	11,200	372,624
Lincoln Electric Holdings Inc	6,800	437,308
Mueller Industries Inc	11,900	273,819
Quanex Building Products Corp	4,400	67,056
Regal-Beloit Corp	9,500	403,940
Simpson Manufacturing Co Inc	3,100	83,979
SkyWest Inc	15,300	244,494
Steelcase Inc ‘A’	15,600	167,700
Tomkins PLC ADR (United Kingdom)	4,300	47,601

		7,372,381

Information Technology - 1.97%

Himax Technologies Inc ADR (Cayman)	12,500	36,125
Imation Corp	14,700	332,514
Nam Tai Electronics Inc (United Kingdom)	6,700	54,739
Park Electrochemical Corp	7,000	169,680
Technitrol Inc	13,400	198,186

		791,244

Materials - 11.08%

AMCOL International Corp	7,600	237,576
Bemis Co Inc	18,700	488,444
Carpenter Technology Corp	10,200	261,630
Commercial Metals Co	24,200	408,738
IAMGOLD Corp (Canada)	61,800	347,316
Innophos Holdings Inc	1,600	39,008
Methanex Corp (Canada)	17,500	348,075
Royal Gold Inc	16,000	575,360
RPM International Inc	21,500	415,810
Sensient Technologies Corp	13,400	376,942
Terra Nitrogen Co LP	2,200	241,670
The Lubrizol Corp	9,400	405,516
Titanium Metals Corp	28,200	319,788

		4,465,873

See Notes to Financial Statements	A-22	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Utilities - 12.19%

AGL Resources Inc	14,000	$439,320
Atmos Energy Corp	16,500	439,230
Cleco Corp	17,200	434,300
Energen Corp	9,600	434,688
National Fuel Gas Co	9,700	409,146
OGE Energy Corp	14,100	435,408
Southwest Gas Corp	12,900	390,354
Suburban Propane Partners LP	4,700	157,826
UGI Corp	16,100	415,058
Vectren Corp	16,300	453,955
Westar Energy Inc	18,800	433,152
WGL Holdings Inc	14,500	470,524

		4,912,961

Total Common Stocks (Cost $43,124,742)		39,595,345

SHORT-TERM INVESTMENTS - 1.89%

Money Market Funds - 1.89%

BlackRock Liquidity Funds Institutional TempCash	381,304	381,304
BlackRock Liquidity Funds Institutional TempFund	381,304	381,304

		762,608

Total Short-Term Investments (Cost $762,608)		762,608

TOTAL INVESTMENTS - 100.16% (Cost $43,887,350)		40,357,953

OTHER ASSETS & LIABILITIES, NET — (0.16%)		(65,364)

NET ASSETS - 100.00%		$40,292,589

Note to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	21.88%
Industrials	18.30%
Energy	12.70%
Utilities	12.19%
Materials	11.08%
Consumer Discretionary	8.36%
Consumer Staples	7.68%
Health Care	4.11%
Information Technology	1.97%
Short-Term Investments	1.89%

100.16%
Other Assets & Liabilities, Net	(0.16%)

100.00%

See Notes to Financial Statements	A-23	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Summary Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.07%

Consumer Discretionary - 9.81%

Best Buy Co Inc	20,900	$783,750
The DIRECTV Group Inc *	34,700	908,099
The Gap Inc	45,500	808,990
Time Warner Inc	81,400	1,067,154
Other Securities		7,394,189

		10,962,182

Consumer Staples - 6.91%

Philip Morris International Inc	20,580	989,898
The Kroger Co	37,710	1,036,271
The Procter & Gamble Co	22,290	1,553,390
Wal-Mart Stores Inc	12,400	742,636
Other Securities		3,401,968

		7,724,163

Energy - 19.15%

Anadarko Petroleum Corp	19,000	921,690
Apache Corp	11,500	1,199,220
Chevron Corp	32,700	2,697,096
ConocoPhillips	28,345	2,076,271
Exxon Mobil Corp	62,420	4,847,537
Hess Corp	10,000	820,800
Marathon Oil Corp	27,800	1,108,386
Noble Corp (Cayman)	17,200	755,080
Occidental Petroleum Corp	21,780	1,534,401
Valero Energy Corp	25,540	773,862
Other Securities		4,672,431

		21,406,774

Financials - 8.98%

Bank of America Corp	23,484	821,940
Berkshire Hathaway Inc ‘B’ *	184	808,680
JPMorgan Chase & Co	26,190	1,223,073
The Chubb Corp	21,360	1,172,664
Other Securities		6,012,285

		10,038,642

Health Care - 8.06%

Aetna Inc	26,180	945,360
Johnson & Johnson	26,300	1,822,064
Merck & Co Inc	23,600	744,816
Pfizer Inc	75,150	1,385,766
WellPoint Inc *	18,100	846,537
Other Securities		3,265,147

		9,009,690

Industrials - 13.51%

Caterpillar Inc	13,700	816,520
General Electric Co	80,810	2,060,655
Norfolk Southern Corp	15,700	1,039,497
Northrop Grumman Corp	15,060	911,732
Raytheon Co	16,500	882,915
The Boeing Co	18,270	1,047,784
Waste Management Inc	26,400	831,336
Other Securities		7,508,108

		15,098,547

Information Technology - 21.70%

Apple Inc *	7,060	802,440
Applied Materials Inc	58,870	890,703
Cisco Systems Inc *	80,510	1,816,306
Hewlett-Packard Co	49,570	2,292,117
Intel Corp	100,700	1,886,111
International Business Machines Corp	16,470	1,926,331
Microsoft Corp	109,320	2,917,751
Oracle Corp *	35,770	726,489
Symantec Corp *	56,700	1,110,186
Texas Instruments Inc	49,840	1,071,560
Xerox Corp	64,590	744,723
Other Securities		8,077,505

		24,262,222

Materials - 5.25%

Freeport-McMoRan Copper & Gold Inc	13,500	767,475
Monsanto Co	9,400	930,412
Other Securities		4,166,287

		5,864,174

Telecommunication Services - 3.19%

AT&T Inc	56,793	1,585,661
Verizon Communications Inc	24,160	775,294
Other Securities		1,208,398

		3,569,353

Utilities - 1.51%

Duke Energy Corp	47,300	824,439
Other Securities		865,128

		1,689,567

Total Common Stocks (Cost $122,694,087)		109,625,314

TOTAL INVESTMENTS - 98.07% (Cost $122,694,087)		109,625,314

OTHER ASSETS & LIABILITIES, NET - 1.93%		2,162,440

NET ASSETS - 100.00%		$111,787,754

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Information Technology	21.70%
Energy	19.15%
Industrials	13.51%
Consumer Discretionary	9.81%
Financials	8.98%
Health Care	8.06%
Consumer Staples	6.91%
Materials	5.25%
Telecommunication Services	3.19%
Utilities	1.51%

98.07%
Other Assets & Liabilities, Net	1.93%

100.00%

(b)	Other Securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent of the net assets individually or in aggregate, respectively, as of September 30, 2008.

(c)	A Summary Schedule of Investments is presented for this Fund. For information on availablitity of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	A-24	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 6.66%

Brazil - 6.56%

All America Latina Logistica SA	28,000	$192,317
Banco Bradesco SA (XBSP)	25,145	401,046
Cia Vale do Rio Doce ADR	26,300	465,510
Lojas Americanas SA	121,940	525,465
Net Servicos de Comunicacao SA *	25,961	225,513
Petroleo Brasileiro SA ADR	16,900	632,398

		2,442,249

South Korea - 0.10%

S-Oil Corp +	780	37,135

Total Preferred Stocks (Cost $2,704,028)		2,479,384

COMMON STOCKS - 86.10%

Argentina - 0.03%

IRSA Inversiones y Representaciones SA GDR *	1,600	11,632

Bermuda - 0.10%

Varitronix International Ltd +	95,000	38,547

Brazil - 6.80%

B2W Cia Global do Varejo	3,000	70,834
BM&F BOVESPA SA	101,217	445,739
Cia Vale do Rio Doce ADR	11,100	212,565
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~ Δ	800	159,258
Diagnosticos da America SA	4,800	65,433
Embraer-Empresa Brasileira de Aeronautica SA ADR	20,300	548,303
Natura Cosmeticos SA	48,300	474,903
Petroleo Brasileiro SA ADR	8,700	382,365
Tele Norte Leste Participacoes SA	8,600	169,478

		2,528,878

Cayman - 2.49%

Focus Media Holding Ltd ADR *	2,400	68,424
SINA Corp *	17,800	626,560
Tencent Holdings Ltd +	31,800	232,437

		927,421

Chile - 2.31%

Banco Santander Chile SA	5,500,400	217,088
Cencosud SA	211,100	495,694
SACI Falabella SA	41,900	146,398

		859,180

China - 2.29%

China Petroleum & Chemical Corp ‘H’ +	482,000	380,410
China Shenhua Energy Co Ltd ‘H’ +	86,000	210,951
Ping An Insurance Group Co of China Ltd ‘H’ +	16,000	93,695
Shanghai Zhenhua Port Machinery Co Ltd ‘B’ +	106,300	96,558
Travelsky Technology Ltd ‘H’ +	144,000	71,528

		853,142

Egypt - 3.68%

Commercial International Bank +	32,975	239,108
Commercial International Bank GDR ~	3,450	25,130
Eastern Tobacco Co SAE	2,209	113,198
Medinet Nasr Housing & Development +	4,711	25,870
Orascom Telecom Holding SAE +	133,169	966,815

		1,370,121

France - 0.24%

Technip SA +	1,590	89,344

Hong Kong - 6.46%

China Mobile Ltd ADR	5,800	290,464
China Resources Enterprise Ltd +	171,000	417,538
China Unicom Ltd +	598,000	899,609
Hang Lung Properties Ltd +	88,000	207,155
Hong Kong Exchanges & Clearing Ltd +	8,000	98,531
Hutchison Whampoa Ltd +	28,000	215,055
Television Broadcasts Ltd +	65,000	276,023

		2,404,375

India - 11.96%

ABB Ltd/India +	4,700	80,260
Bharat Electronics Ltd +	4,800	92,968
Divi’s Laboratories Ltd +	7,802	226,379
HCL Technologies Ltd +	29,690	125,184
HDFC Bank Ltd ADR	8,200	696,590
Hindustan Unilever Ltd +	57,000	309,545
Housing Development Finance Corp +	10,900	506,918
Infosys Technologies Ltd +	48,900	1,487,173
ITC Ltd +	40,700	165,039
Mahindra & Mahindra Ltd +	11,569	127,504
Rico Auto Industries Ltd +	4,000	1,338
Tata Consultancy Services Ltd +	26,718	383,998
Trent Ltd +	44	420
Zee Entertainment Enterprises Ltd +	58,100	247,007

		4,450,323

Indonesia - 2.71%

P.T. Astra International Tbk +	129,400	230,819
P.T. Bank Central Asia Tbk +	48,500	15,975
P.T. Gudang Garam Tbk +	145,500	90,175
P.T. Telekomunikasi Indonesia Tbk +	898,400	671,042

		1,008,011

Luxembourg - 0.32%

Tenaris SA ADR	3,200	119,328

Mexico - 9.58%

America Movil SAB de CV ‘L’ ADR	9,100	421,876
Corporacion GEO SAB de CV ‘B’ *	42,000	98,889
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	31,800	51,757
Fomento Economico Mexicano SAB de CV	111,700	427,231
Fomento Economico Mexicano SAB de CV ADR	6,650	253,631
Grupo Financiero Banorte SAB de CV ‘O’	271,000	864,801
Grupo Televisa SA ADR	34,300	750,141
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	75,200	77,012
SARE Holding SAB de CV ‘B’ *	164,418	65,999
Wal-Mart de Mexico SAB de CV ‘V’	158,236	554,148

		3,565,485

Norway - 0.30%

Det Norske Oljeselskap ASA * +	119,768	111,683

See Notes to Financial Statements	A-25	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Philippines - 1.84%

Jollibee Foods Corp +	142,000	$154,007
SM Prime Holdings Inc +	2,946,059	530,307

		684,314

Portugal - 0.50%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	22,000	187,626

Russia - 5.24%

LUKOIL ADR	3,300	196,763
Magnit OAO * +	8,100	267,136
NovaTek OAO GDR ~	600	21,000
OAO Gazprom ADR +	41,900	1,338,973
Polymetal GDR * ~ Δ	6,800	13,600
TMK OAO GDR ~	5,600	112,000

		1,949,472

South Africa - 4.54%

Adcock Ingram Holdings Ltd *	6,371	25,918
Anglo Platinum Ltd +	4,400	401,224
Impala Platinum Holdings Ltd +	12,100	247,014
Liberty Group Ltd +	10,600	86,930
MTN Group Ltd +	16,200	228,590
Standard Bank Group Ltd +	47,834	549,804
Tiger Brands Ltd +	8,871	148,601

		1,688,081

South Korea - 2.58%

Amorepacific Corp +	187	101,116
GS Engineering & Construction Corp +	1,092	88,186
Hyundai Development Co +	2,612	97,566
Hyundai Engineering & Construction Co Ltd +	4,505	270,234
Jeonbuk Bank + ◊	1	3
NHN Corp * +	1,567	201,003
Pusan Bank +	4,370	39,476
Shinsegae Co Ltd +	348	164,250

		961,834

Taiwan - 10.39%

Hon Hai Precision Industry Co Ltd +	52,520	188,111
MediaTek Inc +	91,392	947,675
President Chain Store Corp +	71,000	209,303
Realtek Semiconductor Corp +	110,100	187,408
Synnex Technology International Corp +	133,569	209,369
Taiwan Semiconductor Manufacturing Co Ltd +	1,089,707	1,827,473
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,754	231,945
Yuanta Financial Holding Co Ltd +	118,000	65,301

		3,866,585

Thailand - 0.13%

Kiatnakin Bank PCL +	96,200	48,549

Turkey - 7.35%

Aksigorta AS +	28,100	95,715
Anadolu Efes Biracilik Ve Malt Sanayii AS +	21,265	218,381
BIM Birlesik Magazalar AS +	8,700	269,878
Enka Insaat ve Sanayi AS +	167	1,126
Ford Otomotiv Sanayi AS +	13,747	74,379
Haci Omer Sabanci Holding AS ADR	73,800	69,970
Haci Omer Sabanci Holding AS +	79,700	299,697
Turkcell Iletisim Hizmetleri AS +	93,700	571,948
Turkiye Garanti Bankasi AS * +	162,300	384,113
Turkiye Vakiflar Bankasi TAO ‘D’ ◊	—	—
Yapi ve Kredi Bankasi AS * +	357,812	751,072

		2,736,279

United Kingdom — 4.20%

HSBC Holdings PLC (HSI) +	63,455	1,013,426
SABMiller PLC +	28,110	548,836

		1,562,262

United States - 0.06%

Sohu.com Inc *	400	22,300

Total Common Stocks (Cost $35,969,249)		32,044,772

SHORT-TERM INVESTMENTS - 5.16%

Money Market Funds - 5.16%

BlackRock Liquidity Funds Institutional TempCash	346,591	346,591
BlackRock Liquidity Funds Institutional TempFund	1,574,495	1,574,495

		1,921,086

Total Short-Term Investments (Cost $1,921,086)		1,921,086

TOTAL INVESTMENTS - 97.92% (Cost $40,594,363)		36,445,242

OTHER ASSETS & LIABILITIES, NET - 2.08%		775,515

NET ASSETS - 100.00%		$37,220,757

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	20.91%
Information Technology	18.22%
Consumer Staples	13.43%
Telecommunication Services	11.34%
Consumer Discretionary	9.92%
Energy	9.76%
Short-Term Investments	5.16%
Industrials	4.73%
Materials	3.60%
Health Care	0.85%

97.92%
Other Assets & Liabilities, Net	2.08%

100.00%

See Notes to Financial Statements	A-26	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
(b)	As of September 30, 2008, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	13.36%
India	11.96%
Taiwan	10.39%
Mexico	9.58%
Turkey	7.35%
Hong Kong	6.46%
Russia	5.24%
United States	5.22%
South Africa	4.54%
United Kingdom	4.20%
Egypt	3.68%
Indonesia	2.71%
South Korea	2.68%
Cayman	2.49%
Chile	2.31%
China	2.29%
Philippines	1.84%
Portugal	0.50%
Luxembourg	0.32%
Norway	0.30%
France	0.24%
Thailand	0.13%
Bermuda	0.10%
Argentina	0.03%

97.92%
Other Assets & Liabilities, Net	2.08%

100.00%

(c)	Securities with a total aggregate market value of $22,483,542 or 60.41% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	0.46% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	A-27	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.01%

Financials - 0.01%

Fannie Mae	8,000	$17,440

Total Preferred Stocks (Cost $200,000)		17,440

CONVERTIBLE PREFERRED STOCKS - 0.16%

Financials - 0.16%

Bank of America Corp 7.250%	200	167,600
Lehman Brothers Holdings Inc 8.750% Ω	1,500	750
Wachovia Corp 7.500%	300	115,500

		283,850

Total Convertible Preferred Stocks (Cost $2,000,000)		283,850

	Principal
	Amount
CORPORATE BONDS & NOTES - 21.43%

Consumer Discretionary - 0.06%

General Motors Corp
8.375% due 07/05/33	$200,000	108,400

Consumer Staples - 0.66%

Kraft Foods Inc
6.125% due 02/01/18	700,000	656,879
6.875% due 02/01/38	100,000	92,338
Reynolds American Inc
7.625% due 06/01/16	100,000	99,427
Wal-Mart Stores Inc
5.800% due 02/15/18	200,000	195,730
6.500% due 08/15/37	100,000	94,120

		1,138,494

Energy - 1.22%

Colorado Interstate Gas Co
6.800% due 11/15/15	200,000	190,470
Enterprise Products Operating LP
4.625% due 10/15/09	100,000	97,890
Gaz Capital SA (Russia)
8.146% due 04/11/18 ~	500,000	440,000
NGPL PipeCo LLC
7.119% due 12/15/17 ~	500,000	475,346
7.768% due 12/15/37 ~	200,000	196,679
The Williams Cos Inc
6.375% due 10/01/10 ~	100,000	98,045
The Williams Cos Inc Credit Linked Certificate Trust
6.750% due 04/15/09 ~	600,000	598,098

		2,096,528

Financials - 18.47%

American Express Bank FSB
2.507% due 06/12/09 §	600,000	591,898
5.500% due 04/16/13	600,000	549,671
6.000% due 09/13/17	1,200,000	1,003,834
American Express Centurion Bank
6.000% due 09/13/17	1,200,000	1,005,810
American International Group Inc
5.850% due 01/16/18	800,000	402,143
ANZ National International Ltd (New Zealand)
6.200% due 07/19/13 ~	300,000	298,116
Bank of America Corp
4.875% due 01/15/13	100,000	91,752
5.650% due 05/01/18	700,000	590,642
8.000% due 01/30/58 §	900,000	713,756
8.125% due 11/15/80 §	1,600,000	1,294,704
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	1,000,000	982,659
6.050% due 12/04/17 ~	2,700,000	2,515,479
7.700% due 10/25/99 ~§	900,000	793,157
Citigroup Capital XXI
8.300% due 12/21/57 §	400,000	298,680
Citigroup Global Markets Holdings Inc
3.244% due 01/12/09 §	1,000,000	993,595
Citigroup Inc
5.500% due 04/11/13	700,000	611,591
5.625% due 08/27/12	50,000	43,133
5.875% due 05/29/37	200,000	139,054
8.400% due 04/30/99 §	1,200,000	818,292
Countrywide Home Loans Inc
5.414% due 11/24/08 §	EUR 700,000	979,495
Deutsche Bank AG (Germany)
6.000% due 09/01/17	$900,000	851,724
Ford Motor Credit Co LLC
7.250% due 10/25/11	100,000	63,628
7.800% due 06/01/12	300,000	186,408
9.750% due 09/15/10	100,000	71,736
General Electric Capital Corp
2.874% due 08/15/11 §	400,000	390,928
5.875% due 01/14/38	900,000	665,453
General Motors Acceptance Corp LLC
6.625% due 05/15/12	300,000	127,092
7.000% due 02/01/12	600,000	244,709
Glitnir Banki HF (Iceland)
3.046% due 04/20/10 ~ §	100,000	86,191
HCP Inc
5.950% due 09/15/11	900,000	849,911
JPMorgan Chase & Co
7.900% due 04/29/49 §	200,000	168,826
Lehman Brothers Holdings Inc
2.851% due 12/23/08 § Ω	500,000	65,000
5.625% due 01/24/13 Ω	1,200,000	156,000
6.750% due 12/28/17 Ω	500,000	2,500
6.875% due 05/02/18 Ω	100,000	13,000
Merrill Lynch & Co Inc
2.839% due 10/23/08 §	400,000	399,758
2.894% due 08/14/09 §	400,000	385,842
6.875% due 04/25/18	900,000	797,610
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	300,000	291,732
Morgan Stanley
2.913% due 02/09/09 §	300,000	261,473
5.300% due 03/01/13	100,000	68,742
5.950% due 12/28/17	1,900,000	1,192,096
Nykredit Realkredit AS (Denmark)
5.000% due 10/01/38 §	DKK 1,676,567	283,149
Principal Life Income Funding Trusts
5.300% due 04/24/13	$100,000	99,786
Realkredit Danmark AS (Denmark)
5.000% due 10/01/38 §	DKK 3,262,017	548,516
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §	$200,000	186,737
Santander US Debt SA Unipersonal (Spain)
2.874% due 11/20/09 ~ §	500,000	495,335
SLM Corp
3.030% due 10/25/11 §	900,000	574,601

See Notes to Financial Statements	A-28	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
The Bear Stearns Cos Inc
2.999% due 11/28/11 §	$2,500,000	$2,399,770
3.096% due 01/30/09 §	500,000	497,074
6.400% due 10/02/17	400,000	374,180
The Goldman Sachs Group Inc
6.250% due 09/01/17	1,100,000	922,409
6.750% due 10/01/37	1,200,000	803,039
The Royal Bank of Scotland Group PLC (United Kingdom)
7.640% due 03/31/56 §	500,000	373,057
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~	100,000	89,655
UBS AG (Switzerland)
5.875% due 12/20/17	700,000	622,611
Unicredit Luxembourg Finance SA (Luxembourg)
2.846% due 10/24/08 ~ §	400,000	399,690
Wachovia Corp
2.921% due 10/15/11 §	600,000	413,990
7.980% due 12/31/99 §	1,600,000	669,584

		31,811,003

Health Care - 0.32%

HCA Inc
9.250% due 11/15/16	100,000	97,500
UnitedHealth Group Inc
6.000% due 02/15/18	400,000	362,471
6.875% due 02/15/38	100,000	88,294

		548,265

Information Technology - 0.12%

Xerox Corp
9.750% due 01/15/09	200,000	203,344

Materials - 0.37%

C10 Capital SPV Ltd (United Kingdom)
6.722% due 12/31/49 ~ §	300,000	273,150
Codelco Inc (Chile)
6.150% due 10/24/36 ~	200,000	178,490
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	200,000	187,888

		639,528

Telecommunication Services - 0.21%

AT&T Inc
6.300% due 01/15/38	200,000	166,132
Qwest Communications International Inc
7.500% due 02/15/14	100,000	87,000
SBC Communications Inc
4.125% due 09/15/09	100,000	99,233

		352,365

Total Corporate Bonds & Notes (Cost $45,815,842)		36,897,927

SENIOR LOAN NOTES - 0.51%

Health Care - 0.51%

HCA Inc Term B
6.012% due 11/18/13 §	987,437	879,175

Total Senior Loan Notes (Cost $961,168)		879,175

MORTGAGE-BACKED SECURITIES - 85.88%

Collateralized Mortgage Obligations - 17.98%

Adjustable Rate Mortgage Trust
4.577% due 05/25/35 “ §	110,934	103,808
Banc of America Funding Corp
4.135% due 05/25/35 “ §	258,570	227,230
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §	163,445	153,673
5.000% due 05/25/34 “	98,619	89,381
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 “ §	420,137	402,655
4.534% due 08/25/33 “ §	405,800	373,021
4.550% due 08/25/35 “ §	124,521	119,085
4.625% due 10/25/35 “ §	650,150	586,571
4.750% due 10/25/35 “ §	135,552	133,165
Bear Stearns Alt-A Trust
5.370% due 05/25/35 “ §	86,565	73,629
5.504% due 09/25/35 “ §	102,233	82,473
5.775% due 11/25/36 “ §	136,117	88,296
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/50 “	200,000	170,525
Chevy Chase Mortgage Funding Corp
3.457% due 08/25/35 ~ “ §	115,985	103,130
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	141,124	134,630
4.700% due 12/25/35 “ §	221,795	206,287
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “	100,000	86,839
Countrywide Alternative Loan Trust
5.426% due 06/25/37 “ §	492,835	335,260
Countrywide Home Loan Mortgage Pass-Through Trust
3.527% due 03/25/35 “ §	47,623	28,386
3.547% due 06/25/35 ~ “ §	260,187	218,552
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	900,000	793,174
CS First Boston Mortgage Securities Corp
3.076% due 03/25/32 ~ “ §	11,890	10,859
6.000% due 11/25/35 “	181,550	168,304
Downey Savings & Loan Association Mortgage Loan Trust
3.210% due 04/19/48 “ §	737,343	279,949
Fannie Mae
3.375% due 11/25/23 “ §	547,628	544,437
3.407% due 10/27/37 “ §	3,400,000	3,131,740
4.250% due 07/25/17 “	334,196	332,596
4.500% due 04/25/17 - 10/25/17 “ ±	622,685	620,501
5.000% due 01/25/17 - 07/15/19 “ ±	283,855	286,199
5.500% due 09/25/24 “	554,740	558,241
6.000% due 03/25/31 “	1,930,969	1,979,805
Freddie Mac
2.718% due 02/15/19 “ §	1,926,268	1,878,016
4.000% due 06/15/22 - 10/15/23 “ ±	574,339	574,067
4.278% due 10/25/44 “ §	74,041	71,468
4.478% due 07/25/44 “ §	401,298	365,760
4.500% due 06/15/17 - 10/15/19 “ ±	743,637	745,987
5.000% due 09/15/16 - 04/15/30 “ ±	6,200,939	6,265,437
5.500% due 03/15/17 “	69,824	71,148
8.000% due 04/15/30 “	520,435	561,466
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	88,186	87,378
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	300,000	254,272
Harborview Mortgage Loan Trust
3.120% due 01/19/38 “ §	144,021	132,685
3.200% due 12/19/36 “ §	1,029,342	602,888
3.220% due 01/19/38 “ §	305,652	184,742
3.250% due 05/19/35 “ §	50,837	32,890

See Notes to Financial Statements	A-29	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
JPMorgan Mortgage Trust
5.021% due 02/25/35 “ §	$126,326	$110,116
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §	600,000	515,698
Lehman Brothers Floating Rate
Commercial Mortgage Trust
2.568% due 09/15/21 ~ “ §	45,794	41,515
Lehman XS Trust
3.287% due 07/25/46 “ §	48,797	47,960
Mellon Residential Funding Corp
2.947% due 06/15/30 “ §	21,413	20,190
Merrill Lynch Floating Trust
2.986% due 07/09/21 ~ “ §	500,000	456,037
Merrill Lynch Mortgage Investors Inc
3.417% due 02/25/36 “ §	62,905	51,131
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “	500,000	424,660
MLCC Mortgage Investors Inc
2.868% due 03/15/25 “ §	24,426	18,607
Morgan Stanley Capital I
5.731% due 07/12/44 “ §	1,700,000	1,529,596
Residential Accredit Loans Inc
3.387% due 06/25/46 “ §	151,365	94,942
6.000% due 06/25/36 “	502,096	378,634
Residential Asset Securitization Trust
3.607% due 05/25/33 “ §	44,316	40,414
Structured Asset Mortgage Investments Inc
3.427% due 05/25/36 “ §	307,213	189,440
Structured Asset Securities Corp
5.000% due 12/25/34 “	139,085	138,455
5.010% due 08/25/32 “ §	32,103	32,069
5.034% due 10/25/35 ~ “ §	168,174	142,451
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/21 ~ “ §	411,697	376,252
5.342% due 12/15/43 “	600,000	496,069
Washington Mutual Mortgage Pass-Through Certificates
3.517% due 01/25/45 “ §	44,520	29,740
3.527% due 01/25/45 “ §	42,697	29,289
3.747% due 12/25/27 “ §	119,341	102,822
3.948% due 02/27/34 “ §	15,129	14,298
4.198% due 09/25/46 “ §	140,168	91,220
4.255% due 08/25/42 “ §	8,137	7,281
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/34 “ §	276,828	256,085
4.336% due 07/25/35 “ §	400,000	371,345
4.500% due 11/25/18 “	213,483	207,909
5.240% due 04/25/36 “ §	415,523	390,033
5.511% due 08/25/36 “ §	113,957	102,131

		30,956,994

Fannie Mae - 56.84%

4.055% due 10/01/44 “ §	76,381	78,140
4.527% due 11/01/34 “ §	334,683	335,581
4.705% due 09/01/35 “ §	364,079	369,078
4.910% due 12/01/35 “ §	212,274	212,638
5.000% due 08/01/20 - 11/15/38 “ ±	13,810,779	13,505,529
5.088% due 11/01/32 “ §	415,173	420,503
5.092% due 12/01/36 “ §	33,173	33,258
5.472% due 06/01/37 “ §	2,124,936	2,182,102
5.500% due 12/01/14 - 10/15/38 “ ±	57,115,954	57,089,526
6.000% due 09/01/22 - 10/15/38 “ ±	23,211,154	23,531,272
6.500% due 03/01/17 “	97,553	101,413

		97,859,040

Freddie Mac - 8.09%
4.692% due 06/01/35 “ §	752,915	768,458
4.737% due 09/01/35 “ §	331,259	331,322
5.300% due 09/01/35 “ §	326,688	328,452
5.481% due 04/01/32 “ §	35,559	36,154
5.500% due 03/01/23 - 10/15/38 “ ±	12,233,027	12,179,016
5.836% due 11/01/31 “ §	11,339	11,627
6.000% due 12/01/22 - 03/01/23 “ ±	263,979	269,376

		13,924,405

Government National Mortgage Association - 2.97%

6.500% due 10/22/38 “	5,000,000	5,117,970

Total Mortgage-Backed Securities (Cost $148,790,606)		147,858,409

ASSET-BACKED SECURITIES - 2.84%

Argent Securities Inc
3.257% due 10/25/36 “ §	216,273	211,536
Asset Backed Funding Certificates
3.267% due 10/25/36 “ §	83,292	81,480
3.557% due 06/25/34 “ §	138,554	113,356
Bear Stearns Asset Backed Securities Trust
5.437% due 10/25/36 “ §	252,200	183,734
Carrington Mortgage Loan Trust
3.367% due 01/25/36 “ §	329,886	326,184
Citibank Omni Master Trust
4.288% due 12/23/13 ~ “ §	1,700,000	1,690,513
Citigroup Mortgage Loan Trust Inc
3.257% due 10/25/36 “ §	7,142	7,114
JPMorgan Mortgage Acquisition Corp
2.519% due 07/25/36 “ §	113,591	110,546
Lehman XS Trust
3.327% due 11/25/36 “ §	95,953	90,723
Long Beach Mortgage Loan Trust
3.487% due 10/25/34 “ §	18,554	14,288
Park Place Securities Inc
3.467% due 09/25/35 “ §	138,718	131,521
Residential Asset Securities Corp
3.277% due 11/25/36 “ §	122,087	120,307
Saxon Asset Securities Trust
3.267% due 10/25/46 “ §	90,249	88,304
SBI Heloc Trust
3.377% due 08/25/36 ~ “ §	151,009	147,498
Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/36 “ §	111,872	109,493
3.337% due 05/25/37 “ §	410,647	360,895
SLC Student Loan Trust
2.784% due 02/15/15 “ §	338,000	335,713
SLM Student Loan Trust
2.800% due 10/25/16 “ §	346,101	343,441
Small Business Administration
4.754% due 08/10/14 “	103,766	100,810
Soundview Home Equity Loan Trust
3.307% due 10/25/36 “ §	41,750	41,445
Structured Asset Securities Corp
3.257% due 10/25/36 “ §	148,626	141,119
Wells Fargo Home Equity Trust
3.257% due 01/25/37 “ §	137,512	134,048

Total Asset-Backed Securities (Cost $5,094,425)		4,884,068

See Notes to Financial Statements	A-30	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 0.29%

Freddie Mac
4.875% due 06/13/18	$300,000	$304,639
5.000% due 12/14/18	200,000	188,359

Total U.S. Government Agency Issues (Cost $483,004)		492,998

U.S. TREASURY OBLIGATIONS - 0.16%

U.S. Treasury Inflation Protected Securities - 0.16%

1.750% due 01/15/28 ^	314,880	274,807

Total U.S. Treasury Obligations (Cost $296,455)		274,807

FOREIGN GOVERNMENT BONDS & NOTES - 0.50%

Export-Import Bank of Korea (South Korea)
3.011% due 10/04/11 ~ § Δ	800,000	802,567
Republic of Panama (Panama)
9.375% due 04/01/29	40,000	49,800

Total Foreign Government Bonds & Notes (Cost $849,738)		852,367

MUNICIPAL BONDS - 2.61%

Austin Texas Water & Wastewater System Revenue ‘A’
5.000% due 11/15/29	200,000	184,204
Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47	1,100,000	833,019
California Educational Facilities Authority ‘A’
4.750% due 10/01/37	900,000	788,841
Houston Texas Combined Utilities Systems First Lien Revenue ‘A’
5.000% due 11/15/36	100,000	86,944
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28	400,000	348,104
Texas State Transportation Commission Mobility Fund
5.000% due 04/01/37	900,000	842,967
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	100,000	87,574
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37	800,000	567,752
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	885,000	759,817

Total Municipal Bonds
(Cost $5,177,515)		4,499,222

PURCHASED OPTIONS - 0.39%

(See Note (i) to Notes to Schedule of Investments) (Cost $652,188)		671,982

	Shares
SHORT-TERM INVESTMENTS - 4.94%

Money Market Funds - 2.15%

BlackRock Liquidity Funds Institutional TempCash	1,855,325	$1,855,325
BlackRock Liquidity Funds Institutional TempFund	1,855,325	1,855,325

		3,710,650

	Principal
	Amount
Repurchase Agreement - 2.79%

JPMorgan Chase & Co
0.000% due 10/01/08
(Dated 09/30/08, repurchase price of $4,800,000; collateralized by U.S. Govt Agency Obligations: 4.760% due 01/14/16 and market value $5,034,941)	$4,800,000	4,800,000

Total Short-Term Investments (Cost $8,510,650)		8,510,650

TOTAL INVESTMENTS - 119.72% (Cost $218,831,591)		206,122,895

TOTAL SECURITIES SOLD SHORT - (8.40%) (See Note (g) to Notes to Schedule of Investments) (Proceeds $14,448,022)		(14,452,140)

OTHER ASSETS & LIABILITIES, NET — (11.32%)		(19,493,017)

NET ASSETS - 100.00%		$172,177,738

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	85.88%
Corporate Bonds & Notes	21.43%
Short-Term Investments	4.94%
Asset-Backed Securities	2.84%
Municipal Bonds	2.61%
Senior Loan Notes	0.51%
Foreign Government Bonds & Notes	0.50%
Purchased Options	0.39%
U.S. Government Agency Issues	0.29%
Convertible Preferred Stocks	0.16%
U.S. Treasury Obligations	0.16%
Preferred Stocks	0.01%

119.72%
Securities sold short	(8.40%)
Other Assets & Liabilities, Net	(11.32%)

100.00%

See Notes to Financial Statements	A-31	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
(b)	As of September 30, 2008, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	78.44%
AA	7.79%
A	7.61%
BBB	3.75%
BB	0.31%
B	0.45%
Not Rated	1.65%

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(d)	Securities with a total aggregate market value of $237,250 or 0.14% of the net assets were in default as of September 30, 2008.
(e)	0.43% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

(f)	The amount of $1,199,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

				Net
				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

3-Month Euribor (12/08)	14	EUR	14,000,000	$10,382
3-Month Euribor (03/09)	10		10,000,000	30,021
3-Month Euribor (06/09)	6		6,000,000	21,750
Eurodollar (12/08)	389		$389,000,000	(310,925)
Eurodollar (03/09)	257		257,000,000	142,963
Eurodollar (06/09)	55		55,000,000	43,675
Eurodollar (09/09)	8		8,000,000	19,300
Eurodollar (12/09)	2		2,000,000	250
Eurodollar (03/10)	2		2,000,000	488
Eurodollar (06/10)	2		2,000,000	550
Eurodollar (09/10)	2		2,000,000	588
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	34	GBP	17,000,000	(33,001)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	124		62,000,000	208,130
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	91		45,500,000	204,496
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/09)	31		15,500,000	59,935

				$398,602

(g)	Securities sold short outstanding as of September 30, 2008:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 10/14/38	$1,000,000	$974,531
U.S. Treasury Notes
2.125% due 01/31/10	2,600,000	2,607,922
2.375% due 08/31/10	2,700,000	2,721,516
4.500% due 02/28/11	7,700,000	8,148,171

Total Securities sold short (Proceeds $14,448,022)		$14,452,140

(h)	Forward foreign currency contracts outstanding as of September 30, 2008 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	609,000	10/08	$(32,615)
Sell	AUD	680,000	10/08	13,410
Buy	BRL	7,850,778	12/08	(429,354)
Sell	BRL	3,366,525	12/08	109,336
Buy	CNY	374,439	10/08	508
Sell	CNY	374,439	10/08	(12)
Buy	CNY	3,864,368	11/08	(8,798)
Buy	CNY	7,997,575	07/09	(82,031)
Sell	DKK	4,871,000	12/08	18,319
Buy	EUR	834,200	10/08	(50,846)
Sell	EUR	3,238,000	10/08	112,910
Buy	GBP	600,000	10/08	(46,193)
Sell	GBP	2,366,000	11/08	81,499
Sell	JPY	49,273,000	10/08	(9,033)
Buy	MXN	14,394,546	11/08	(49,016)
Sell	MXN	14,394,546	11/08	92,389
Buy	MYR	2,401,359	11/08	(57,565)
Buy	PHP	5,800,000	11/08	(7,538)
Buy	PHP	4,291,250	02/09	(3,946)
Buy	PLN	1,531,617	05/09	(48,879)
Sell	PLN	1,531,617	05/09	58,795
Buy	RUB	21,220,255	11/08	(34,036)
Sell	RUB	21,220,255	11/08	76,385
Buy	RUB	19,360,780	05/09	(58,596)
Sell	RUB	19,360,780	05/09	73,411
Buy	SGD	945,793	11/08	(25,090)
Sell	SGD	151,682	11/08	168

				$(306,418)

(i)	Purchased options outstanding as of September 30, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on
		3-Month	Exercise	Expiration		Notional
Counterparty	Description	EUR-LIBOR	Rate	Date		Amount	Cost	Value

Deutsche Bank	Call - OTC 2-Year Interest Rate Swap Δ	Pay	4.070%	09/14/09	EUR	11,200,000	$57,912	$75,032
		Based on 3-Month
		USD-LIBOR

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Δ	Pay	3.150%	02/02/09		$9,000,000	97,200	45,578
Barclays	Call - OTC 2-Year Interest Rate Swap Δ	Pay	3.500%	02/02/09		4,200,000	47,670	33,579
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Δ	Pay	3.600%	07/02/09		1,600,000	15,380	14,335
Barclays	Call - OTC 2-Year Interest Rate Swap Δ	Pay	3.450%	08/03/09		900,000	9,810	6,794
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Δ	Pay	3.450%	08/03/09		2,400,000	24,192	18,117

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Δ	Pay	3.500%	08/03/09		16,100,000	166,836	127,682

							$419,000	$321,117

Options on Securities

		Strike	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Cost	Value

Deutsche Bank	Call - OTC U.S. Treasury Notes 4.875% due 05/31/11 Δ	$111.50	10/31/08	$3,000,000	$352	$1,920

See Notes to Financial Statements	A-32	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
Foreign Currency Options

		Exercise		Expiration	Notional
Counterparty	Description	Price		Date	Amount		Cost	Value

Credit Suisse	Call - OTC Japanese yen versus U.S. dollar Δ	JPY	103.80	03/17/10		$500,000	$21,781	$21,741
Credit Suisse	Put - OTC Japanese yen versus U.S. dollar Δ		103.80	03/17/10		500,000	21,781	30,743
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar Δ		105.40	03/31/10		1,000,000	41,925	34,980
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S.dollar Δ		105.40	03/31/10		1,000,000	41,925	68,865
Morgan Stanley	Call - OTC U.S. dollar versus Euro Δ		$1.38	06/03/10	EUR	1,100,000	52,712	84,227
Morgan Stanley	Put - OTC U.S. dollar versus Euro Δ		1.38	06/03/10		1,100,000	52,712	108,389

							$232,836	$348,945

Total Purchased Options							$652,188	$671,982

(j)	Transactions in written options for the six-month period ended September 30, 2008 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in EUR	in $	Premium

Outstanding, March 31, 2008	56	3,600,000	25,500,000	$674,080
Call Options Written	34	—	1,200,000	50,314
Put Options Written	34	—	—	14,696
Call Options Expired	(19)	—	(12,900,000)	(254,766)
Put Options Expired	(75)	—	(500,000)	(60,744)

Outstanding, September 30, 2008	30	3,600,000	13,300,000	$423,580

(k)	Premiums received and value of written options outstanding as of September 30, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on
		6-Month	Exercise	Expiration	Notional
Counterparty	Description	EUR-LIBOR	Rate	Date	Amount		Premium	Value

Deutsche Bank	Call — OTC 7-Year Interest Rate Swap Δ	Receive	4.250%	09/14/09	EUR	3,600,000	$52,968	$51,179
		Based on
		3-Month
		USD-LIBOR

Royal Bank of Scotland	Call — OTC 7-Year Interest Rate Swap Δ	Receive	4.250%	02/02/09		$3,000,000	90,450	60,072
Barclays	Call — OTC 7-Year Interest Rate Swap Δ	Receive	4.600%	02/02/09		1,400,000	44,940	43,684
Royal Bank of Scotland	Call — OTC 5-Year Interest Rate Swap Δ	Receive	4.200%	07/02/09		700,000	15,470	15,105
Barclays	Call — OTC 5-Year Interest Rate Swap Δ	Receive	4.150%	08/03/09		400,000	10,040	8,205
Royal Bank of Scotland	Call — OTC 5-Year Interest Rate Swap Δ	Receive	4.300%	08/03/09		7,000,000	167,913	165,701
Royal Bank of Scotland	Call — OTC 7-Year Interest Rate Swap Δ	Receive	4.400%	08/03/09		800,000	25,093	22,450

							$406,874	$366,396

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Numbers of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Merrill Lynch	Put — CBOT U.S. Treasury 10-Year Note Futures (12/08)	$113.00	11/21/08	15	$8,462	$19,219
Merrill Lynch	Call — CBOT U.S. Treasury 10-Year Note Futures (12/08)	119.00	11/21/08	15	8,244	9,141

					$16,706	$28,360

Total Written Options					$423,580	$394,756

(l) Swap agreements outstanding as of September 30, 2008:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08 Δ	Buy	(0.140%)	12/20/08	$100,000	$23
Barclays	Eli Lilly & Co 6.000% due 03/15/12 Δ	Buy	(0.160%)	12/20/08	100,000	(19)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12 Δ	Buy	(0.210%)	12/20/08	100,000	(18)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12 Δ	Buy	(0.220%)	12/20/08	100,000	570
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12 Δ	Buy	(0.260%)	12/20/08	100,000	95
Citigroup	Eaton Corp 5.750% due 07/15/12 Δ	Buy	(0.280%)	12/20/08	100,000	42
Barclays	FedEx Corp 7.250% due 02/15/11 Δ	Buy	(0.290%)	12/20/08	100,000	111

See Notes to Financial Statements	A-33	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25 Δ	Buy	(0.320%)	12/20/08	$100,000	$(21)
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14 Δ	Sell	0.400%	12/20/08	200,000	(285)
Barclays	Ukraine Government Bond 7.650% due 06/11/13 Δ	Sell	0.710%	12/20/08	100,000	(803)
Morgan Stanley	Glitnir Banki HF 3.046% due 04/20/10 Δ	Buy	(0.170%)	06/20/10	100,000	23,055
Morgan Stanley	Dow Jones CDX NA EM3 Index Δ	Sell	2.100%	06/20/10	400,000	14,270
JPMorgan Chase	Health Care Properties 5.950% due 09/15/11 Δ	Buy	(0.460%)	09/20/11	900,000	74,655
Deutsche Bank	General Electric Capital Corp 6.000% due 6/15/12 Δ	Sell	1.500%	09/20/11	100,000	(11,655)
Barclays	Dow Jones CDX NA HY-8 Index Δ	Sell	0.483%	06/20/12	794,923	(27,327)
Citigroup	Noble Corp 5.875% due 06/01/13 Δ	Buy	(0.520%)	06/20/12	300,000	2,930
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12 Δ	Sell	0.820%	09/20/12	100,000	(11,979)
Citigroup	The Goldman Sachs Group Inc 6.600% due 01/15/12 Δ	Sell	0.920%	09/20/12	100,000	(11,657)
Royal Bank of Scotland	Merrill Lynch Co 5.000% due 01/15/15 Δ	Sell	0.920%	09/20/12	100,000	(11,274)
Merrill Lynch	Dow Jones CDX NA HY-9 Index Δ	Sell	2.080%	12/20/12	1,490,481	1,867
Merrill Lynch	Dow Jones CDX NA HY-9 Index Δ	Sell	6.370%	12/20/12	500,000	5,401
Barclays	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	300,000	3,277
Deutsche Bank	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	12,700,000	76,279
Goldman Sachs	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	2,500,000	40,691
Morgan Stanley	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	2,500,000	40,791
Morgan Stanley	Dow Jones CDX NA IG5 Index Δ	Sell	0.458%	12/20/15	900,000	(175,661)
UBS	Weyerhaeuser Co 6.750% due 03/15/12 Δ	Buy	(0.960%)	06/20/17	100,000	6,009
Deutsche Bank	Reynolds America Inc 7.625% due 06/01/16 Δ	Sell	1.280%	06/20/17	200,000	(6,980)
Goldman Sachs	Dow Jones CDX NA IG-9 Index Δ	Sell	0.548%	12/20/17	100,000	72
Goldman Sachs	Dow Jones CDX NA IG-9 Index Δ	Sell	0.555%	12/20/17	500,000	648
Goldman Sachs	Trinity 2005-1A B 4.415% due 03/08/40 CDO Δ	Buy	(2.050%)	03/08/40	1,010,811	794,956
Goldman Sachs	Dow Jones ABX NA HE.A Index Δ	Sell	0.110%	05/25/46	1,000,000	17,518
Morgan Stanley	Dow Jones CMBX NA AAA-3 Index Δ	Sell	0.080%	12/13/49	400,000	18,293

						$863,874

(1)	If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Merrill Lynch	30-Day USD-CMM Rate Δ	Receive	5.000%	01/16/09	$1,400,000	$58,059
Merrill Lynch	30-Day USD-CMM Rate Δ	Receive	4.500%	01/23/09	900,000	82,502
Deutsche Bank	6-Month GBP-LIBOR Δ	Pay	6.000%	03/20/09	GBP 3,500,000	9,886
Royal Bank of Scotland	6-Month GBP-LIBOR Δ	Pay	6.000%	06/19/09	100,000	590
Citigroup	3-Month Australian Bank Bill Δ	Pay	7.000%	09/15/09	AUD 4,200,000	25,720
Goldman Sachs	6-Month EUR-LIBOR Δ	Pay	4.000%	09/19/09	EUR 200,000	(509)
Merrill Lynch	BRL — CDI Compounded Δ	Pay	12.670%	01/04/10	BRL 2,000,000	(13,550)
Morgan Stanley	BRL — CDI Compounded Δ	Pay	12.670%	01/04/10	8,400,000	(63,963)
Morgan Stanley	6-Month EUR-LIBOR Δ	Pay	4.500%	03/19/10	EUR 4,200,000	(13,572)
Deutsche Bank	6-Month Australian Bank Bill Δ	Pay	7.000%	06/15/10	AUD 6,600,000	31,804
Morgan Stanley	6-Month Australian Bank Bill Δ	Pay	7.000%	06/15/10	3,400,000	20,820
Royal Bank of Scotland	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/10	GBP 300,000	7,996
UBS	3-Month Australian Bank Bill Δ	Pay	6.000%	09/15/10	AUD 2,200,000	(593)
Barclays	3-Month USD-LIBOR Δ	Pay	4.000%	12/16/10	$300,000	236
Barclays	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/10	32,500,000	45,787
Deutsche Bank	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/10	29,400,000	15,507
Merrill Lynch	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/10	900,000	6,836
Morgan Stanley	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/10	70,000,000	188,685
UBS	6-Month Australian Bank Bill Δ	Pay	7.500%	03/15/11	AUD 5,900,000	93,925
BNP Paribas	6-Month EUR-LIBOR Δ	Pay	4.500%	03/18/11	EUR 5,200,000	54
Credit Suisse	6-Month Australian Bank Bill Δ	Pay	6.250%	09/15/11	AUD 1,200,000	1,172
Merrill Lynch	BRL — CDI Compounded Δ	Pay	14.765%	01/01/12	BRL 100,000	(134)
Morgan Stanley	BRL — CDI Compounded Δ	Pay	10.115%	01/02/12	8,900,000	(256,305)
Goldman Sachs	BRL — CDI Compounded Δ	Pay	10.150%	01/02/12	6,100,000	(285,027)
UBS	BRL — CDI Compounded Δ	Pay	10.575%	01/02/12	1,200,000	(19,964)
Barclays	BRL — CDI Compounded Δ	Pay	10.680%	01/02/12	5,600,000	(166,494)
Merrill Lynch	BRL — CDI Compounded Δ	Pay	12.540%	01/02/12	4,000,000	(41,853)
Morgan Stanley	BRL — CDI Compounded Δ	Pay	12.540%	01/02/12	900,000	(7,968)
UBS	BRL — CDI Compounded Δ	Pay	12.540%	01/02/12	3,000,000	(31,936)
Merrill Lynch	BRL — CDI Compounded Δ	Pay	14.765%	01/02/12	200,000	35
Barclays	France CPI Excluding Tobacco Δ	Pay	1.948%	03/15/12	EUR 400,000	(15,912)
Royal Bank of Scotland	France CPI Excluding Tobacco Δ	Pay	1.955%	03/28/12	100,000	(4,126)

See Notes to Financial Statements	A-34	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Royal Bank of Scotland	France CPI Excluding Tobacco Δ	Pay	1.950%	03/30/12	EUR 100,000	$(4,185)
Goldman Sachs	France CPI Excluding Tobacco Δ	Pay	1.960%	03/30/12	100,000	(4,285)
Barclays	France CPI Excluding Tobacco Δ	Pay	1.960%	04/05/12	100,000	(4,080)
BNP Paribas	France CPI Excluding Tobacco Δ	Pay	1.940%	04/10/12	100,000	(4,119)
Royal Bank of Scotland	France CPI Excluding Tobacco Δ	Pay	1.940%	04/10/12	100,000	(4,388)
Barclays	France CPI Excluding Tobacco Δ	Pay	1.980%	04/30/12	100,000	(4,148)
Royal Bank of Scotland	6-Month GBP-LIBOR Δ	Pay	5.100%	09/15/13	GBP 400,000	(822)
Citigroup	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/13	$22,100,000	63,133
Morgan Stanley	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/13	11,700,000	140,313
BNP Paribas	6-Month EUR-LIBOR Δ	Pay	4.500%	03/18/14	EUR 300,000	2,374
Credit Suisse	6-Month EUR-LIBOR Δ	Pay	4.500%	03/18/14	2,100,000	(5,769)
Goldman Sachs	6-Month GBP-LIBOR Δ	Pay	5.250%	03/18/14	GBP 100,000	1,428
Royal Bank of Scotland	6-Month GBP-LIBOR Δ	Pay	5.250%	03/18/14	200,000	2,972
Deutsche Bank	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/15	200,000	(2,296)
Goldman Sachs	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/15	300,000	(2,990)
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico Δ	Pay	8.170%	11/04/16	MXN 1,200,000	(5,716)
Deutsche Bank	6-Month GBP-LIBOR Δ	Receive	5.000%	09/20/17	GBP 1,100,000	(53,494)
Morgan Stanley	3-Month USD-LIBOR Δ	Pay	5.000%	12/17/18	$20,200,000	501,546
Merrill Lynch	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/23	22,700,000	(468,574)
Goldman Sachs	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/28	900,000	19,349
Merrill Lynch	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/28	13,800,000	(870,540)
Morgan Stanley	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/28	2,700,000	(154,984)
Deutsche Bank	6-Month GBP-LIBOR Δ	Receive	4.000%	12/15/35	GBP 1,000,000	(46,016)
Morgan Stanley	6-Month GBP-LIBOR Δ	Receive	4.000%	12/15/35	800,000	(40,521)
Deutsche Bank	6-Month GBP-LIBOR Δ	Receive	4.500%	12/15/35	300,000	(24,388)
Deutsche Bank	3-Month USD-LIBOR Δ	Pay	5.000%	12/15/35	$1,800,000	44,463
Barclays	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38	2,100,000	(154,316)
Deutsche Bank	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38	500,000	17,803
Morgan Stanley	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38	1,600,000	28,902
Royal Bank of Scotland	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38	5,700,000	129,838

						$(1,235,802)

Total Swap Agreements						$(371,928)

See Notes to Financial Statements	A-35	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.04%

Financials - 0.04%

Wachovia Corp 7.500%	100	$38,501

Total Convertible Preferred Stocks (Cost $100,000)		38,501

	Principal
	Amount
CORPORATE BONDS & NOTES - 13.71%

Consumer Discretionary - 0.20%

Wal-Mart Stores Inc
5.800% due 02/15/18	$200,000	195,730

Energy - 0.51%

Rockies Express Pipeline LLC
5.100% due 08/20/09 ~ §	500,000	499,669

Financials - 13.00%

Allstate Life Global Funding II
3.461% due 05/21/10 §	800,000	796,107
Allstate Life Global Funding Trusts
5.375% due 04/30/13	400,000	386,522
American Express Bank FSB
6.000% due 09/13/17	300,000	250,958
American Express Centurion Bank
6.000% due 09/13/17	200,000	167,635
American Express Co
7.000% due 03/19/18	210,000	185,648
American International Group Inc
8.175% due 05/15/58 ~ §	200,000	32,055
Bank of America Corp
5.650% due 05/01/18	300,000	253,132
8.125% due 12/29/58 §	1,000,000	809,190
Bank of America NA
2.810% due 02/27/09 §	500,000	498,497
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	700,000	687,861
Citigroup Funding Inc
3.852% due 05/07/10 §	1,800,000	1,698,129
Credit Suisse ‘NY’
5.000% due 05/15/13	1,200,000	1,113,148
Ford Motor Credit Co LLC
7.875% due 06/15/10	500,000	381,800
General Electric Capital Corp
2.859% due 12/12/08 §	100,000	99,695
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	500,000	419,939
Merrill Lynch & Co Inc
5.054% due 05/12/10 §	1,100,000	1,061,497
6.875% due 04/25/18	700,000	620,363
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	100,000	97,244
Morgan Stanley
6.625% due 04/01/18	300,000	198,845
New York Life Global Funding
4.650% due 05/09/13 ~	300,000	300,117
Rabobank Nederland NV (Netherlands)
2.811% due 01/15/09 ~ §	100,000	99,934
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §	300,000	280,106

The Goldman Sachs Group Inc
6.150% due 04/01/18	200,000	166,585
6.750% due 10/01/37	500,000	334,600
UBS AG (Switzerland)
5.750% due 04/25/18	500,000	435,641
Wachovia Bank NA
3.704% due 05/14/10 §	1,000,000	818,930
Wachovia Corp
5.500% due 05/01/13	700,000	579,685

		12,773,863

Total Corporate Bonds & Notes (Cost $15,174,950)		13,469,262

MORTGAGE-BACKED SECURITIES - 79.43%

Collateralized Mortgage Obligations - 2.63%

Bear Stearns Adjustable Rate Mortgage Trust Inc
4.125% due 03/25/35 “ §	299,700	281,615
4.130% due 08/25/35 “ §	56,087	52,890
4.550% due 08/25/35 “ §	97,126	92,886
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	70,562	67,315
4.748% due 08/25/35 “ §	83,118	79,084
Countrywide Home Loan Mortgage
Pass-Through Trust
3.547% due 06/25/35 “ ~ §	52,037	43,710
4.612% due 01/19/34 “ §	532,620	476,839
Freddie Mac
2.718% due 02/15/19 “ §	722,351	704,256
GSR Mortgage Loan Trust
4.539% due 09/25/35 “ §	133,624	119,914
Lehman XS Trust
3.287% due 07/25/46 “ §	12,199	11,990
MLCC Mortgage Investors Inc
4.704% due 12/25/34 “ §	430,113	400,225
Residential Accredit Loans Inc
3.387% due 06/25/46 “ §	227,048	142,412
Structured Asset Mortgage Investments Inc
3.417% due 05/25/46 “ §	185,143	113,815

		2,586,951

Fannie Mae - 74.11%

5.000% due 04/01/36 - 04/01/38 “ ±	1,053,154	1,027,737
5.500% due 09/01/35 - 11/01/37 “ ±	48,793,943	48,708,705
6.000% due 12/01/35 - 05/13/38 “ ±	22,759,263	23,075,827

		72,812,269

Freddie Mac - 1.66%

5.500% due 04/01/38 “	621,021	618,313
6.000% due 09/01/38 “	996,342	1,009,697

		1,628,010

Government National Mortgage Association - 1.03%

6.000% due 10/22/38 “	1,000,000	1,014,844

Total Mortgage-Backed Securities (Cost $78,174,140)		78,042,074

ASSET-BACKED SECURITIES - 0.00%

Freddie Mac Structured Pass-Through Securities
3.487% due 09/25/31 “ §	3,642	3,410

Total Asset-Backed Securities (Cost $3,643)		3,410

See Notes to Financial Statements	A-36	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 1.65%

Freddie Mac
4.875% due 06/13/18	$1,100,000	$1,117,011
5.000% due 02/16/17	500,000	507,566

Total U.S. Government Agency Issues (Cost $1,637,171)		1,624,577

U.S. TREASURY OBLIGATIONS - 102.39%

U.S. Treasury Inflation Protected Securities — 100.19%

0.875% due 04/15/10 ^	1,389,192	1,368,031
1.625% due 01/15/15 ^	4,707,292	4,595,048
1.750% due 01/15/28 ^	2,826,873	2,469,984
1.875% due 07/15/13 ^	1,432,908	1,431,334
1.875% due 07/15/15 ^	9,805,596	9,676,240
2.000% due 04/15/12 ^	1,405,014	1,410,934
2.000% due 01/15/14 ^	7,652,667	7,654,726
2.000% due 07/15/14 ^	1,166,530	1,163,979
2.000% due 01/15/16 ^	4,528,655	4,484,203
2.000% due 01/15/26 ^	7,401,112	6,772,571
2.375% due 04/15/11 ^	8,728,868	8,842,176
2.375% due 01/15/17 ^	761,626	768,492
2.375% due 01/15/25 ^	3,881,914	3,756,887
2.375% due 01/15/27 ^	4,031,890	3,895,421
2.500% due 07/15/16 ^	5,536,305	5,677,959
2.625% due 07/15/17 ^	7,937,652	8,188,039
3.000% due 07/15/12 ^	5,031,510	5,243,548
3.375% due 01/15/12 ^	247,022	259,349
3.375% due 04/15/32 ^	185,264	212,747
3.500% due 01/15/11 ^	5,292,378	5,508,756
3.625% due 04/15/28 ^	2,270,382	2,612,714
3.875% due 04/15/29 ^	7,953,127	9,497,570
4.250% due 01/15/10 ^	2,867,766	2,952,901

		98,443,609

U.S. Treasury Notes - 2.20%

2.500% due 03/31/13	2,200,000	2,165,438

Total U.S. Treasury Obligations (Cost $103,305,208)		100,609,047

FOREIGN GOVERNMENT BONDS & NOTES - 0.14%

Italy Buoni Poliennali Del Tesoro (Italy)
2.350% due 09/15/19 ^	EUR 102,218	137,455

Total Foreign Government Bonds & Notes (Cost $143,897)		137,455

MUNICIPAL BONDS - 0.99%

Buckeye Tobacco Settlement
Financing Authority OH ‘A2’
5.875% due 06/01/47	$100,000	75,729
Texas Water Development Board
4.500% due 07/15/24	800,000	721,328
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	100,000	85,855
Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23	95,000	90,976

Total Municipal Bonds (Cost $958,994)		973,888

PURCHASED OPTIONS - 0.22%

(See Note (h) to Notes to Schedule of Investments)(Cost $15,771)		212,724

SHORT-TERM INVESTMENTS - 6.58%

Certificates of Deposit - 1.52%

Unicredito Italiano NY
3.088% due 05/18/09 §	1,500,000	1,498,599

	Shares
Money Market Funds - 0.64%

BlackRock Liquidity Funds Institutional TempCash	315,970	315,970
BlackRock Liquidity Funds Institutional TempFund	315,970	315,970

		631,940

	Principal
	Amount
Repurchase Agreements - 4.42%

Deutsche Bank
0.500% due 10/01/08
(Dated 09/30/08, repurchase price of $3,600,050; collateralized by U.S. Treasury Inflation Protected Securities: 2.234% due 04/15/29 and market value $4,133,219)	$3,600,000	3,600,000
JPMorgan Chase & Co
0.100% due 10/06/08
(Dated 09/30/08, repurchase price of $739,377; collateralized by U.S. Treasury Notes: 4.760% due 08/31/12 and market value $750,450)	739,375	739,375

		4,339,375

Total Short-Term Investments (Cost $6,471,314)		6,469,914

TOTAL INVESTMENTS - 205.15% (Cost $205,985,088)		201,580,852

TOTAL SECURITIES SOLD SHORT- (61.60%)
(See Note (e) to Notes to Schedule of Investments)
(Proceeds $59,847,196)		(60,534,059)

OTHER ASSETS & LIABILITIES, NET — (43.55%)		(42,789,437)

NET ASSETS - 100.00%		$98,257,356

See Notes to Financial Statements	A-37	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	102.39%
Mortgage-Backed Securities	79.43%
Corporate Bonds & Notes	13.71%
Short-Term Investments	6.58%
U.S. Government Agency Issues	1.65%
Municipal Bonds	0.99%
Purchased Options	0.22%
Foreign Government Bonds & Notes	0.14%
Convertible Preferred Stocks	0.04%
Asset-Backed Securities	0.00%

205.15%
Securities sold short	(61.60%)
Other Assets & Liabilities, Net	(43.55%)

100.00%

(b)	As of September 30, 2008, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	92.43%
AA	3.64%
A	3.33%
BBB	0.40%
B	0.20%

100.00%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	0.91% of the fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

(e)	Securities sold short outstanding as of September 30, 2008:

	Principal
Description	Amount	Value

Fannie Mae
5.500% due 10/14/38	$50,900,000	$50,764,809
Freddie Mac
5.500% due 10/14/38	900,000	895,360
U.S. Treasury Bonds
4.750% due 08/15/17	800,000	857,813
5.000% due 05/15/37	700,000	778,914

	Principal
Description	Amount	Value
| |
U.S. Treasury Notes
2.500% due 03/31/13	$2,300,000	$2,263,868
3.500% due 02/15/18	1,600,000	1,569,501
3.625% due 12/31/12	930,000	962,551
4.125% due 08/31/12	700,000	738,008
4.250% due 11/15/13	600,000	638,156
4.250% due 08/15/14	1,000,000	1,065,079

Total Securities sold short (Proceeds $59,847,196)		$60,534,059

(f)	The amount of $495,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2008:

				Net
				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

3-Month Euribor (12/08)	7	EUR	7,000,000	$(13,673)
3-Month Euribor (03/09)	18		18,000,000	47,830
3-Month Euribor (06/09)	10		10,000,000	(5,878)
Eurodollar (12/08)	34		$34,000,000	35,288
Eurodollar (03/09)	70		70,000,000	224,600
Eurodollar (06/09)	50		50,000,000	153,400
Eurodollar (09/09)	31		31,000,000	82,862
Eurodollar (12/09)	13		13,000,000	8,400
Eurodollar (03/10)	12		12,000,000	8,637
Euro-Bund 10-Year Notes
Call Options
Strike @ EUR 124.00 (12/08)	16	EUR	1,600,000	665
United Kingdom 90-Day LIBOR
Sterling Interest Rate (12/08)	7	GBP	3,500,000	(12,200)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (03/09)	4		2,000,000	622
United Kingdom 90-Day LIBOR
Sterling Interest Rate (06/09)	30		15,000,000	54,380
U.S. Treasury 10-Year Notes (12/08)	9		$900,000	(8,203)

Short Futures Outstanding
Euro-Bund 10-Year Notes (12/08)	16	EUR	1,600,000	(23,200)
United Kingdom Gilt
10-Year Notes (12/08)	1	GBP	100,000	(587)

				$552,943

(g)	Forward foreign currency contracts outstanding as of September 30, 2008 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	BRL	3,393,861	12/08	$(194,398)
Sell	BRL	3,393,861	12/08	136,869
Buy	BRL	1,204,706	06/09	(30,748)
Sell	CHF	85,000	12/08	861
Buy	CNY	1,089,150	12/08	(1,308)
Buy	CNY	5,916,844	03/09	17,334
Sell	CNY	5,916,844	03/09	(7,275)
Buy	CNY	1,867,956	07/09	(18,706)
Buy	CNY	2,294,580	09/09	(9,056)
Buy	EUR	703,137	10/08	(38,568)
Sell	EUR	610,713	10/08	28,375
Buy	GBP	849,584	10/08	(51,671)
Sell	GBP	871,000	11/08	30,003
Buy	JPY	47,247,000	10/08	8,661
Sell	JPY	20,099,000	10/08	1,084
Sell	JPY	20,099,000	11/08	—

See Notes to Financial Statements	A-38	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	MXN	9,743,101	11/08	$(33,420)
Sell	MXN	9,743,101	11/08	59,347
Buy	MXN	20,288	05/09	(56)
Buy	MYR	190,514	11/08	(3,768)
Sell	MYR	428,261	11/08	(1,349)
Buy	MYR	236,504	02/09	(4,649)
Buy	PLN	999,197	05/09	(31,888)
Buy	RUB	13,522,103	11/08	(23,628)
Sell	RUB	13,989,994	11/08	15,304
Buy	RUB	454,950	05/09	(1,377)
Buy	SGD	535,718	11/08	(18,452)

				$(172,479)

(h)   Purchased options outstanding as of September 30, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on
		3-Month	Exercise	Expiration	Notional
Counterparty	Description	EUR-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call — OTC 2-Year Interest Rate Swap Δ	Pay	3.850%	08/03/09	EUR 1,000,000	$10,575	$10,983

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Numbers of
Counterparty	Description	Price	Date	Contracts	Cost	Value

Merrill Lynch	Put - CBOT U.S. Treasury Note Futures (12/08)	$99.00	11/21/08	45	$813	$703
Merrill Lynch	Call - CBOT U.S. Treasury Note Futures (12/08)	125.00	11/21/08	12	218	94
Merrill Lynch	Call - CBOT U.S. Treasury Note Futures (12/08)	138.00	11/21/08	24	435	375
Merrill Lynch	Call - CBOT U.S. Treasury Bond Futures (12/08)	140.00	11/21/08	27	489	421
Merrill Lynch	Call - CBOT U.S. Treasury Note Futures (12/08)	140.00	11/21/08	11	113	86

					$2,068	$1,679

Options on Securities

		Strike	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Cost	Value

Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 1.875% due 07/15/15 Δ	$95.50	10/01/08	$2,000,000	$156	$19,660
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/14 Δ	95.25	10/06/08	5,000,000	391	34,250
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.000% due 04/15/12 Δ	95.75	10/06/08	800,000	63	2,048
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.375% due 04/15/11 Δ	97.50	10/06/08	4,000,000	313	19,040
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 3.000% due 07/15/12 Δ	99.50	10/06/08	5,000,000	391	44,300
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 3.500% due 01/15/11 Δ	100.50	10/06/08	5,000,000	391	72,750
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.375% due 04/15/11 Δ	93.75	10/24/08	4,500,000	352	1,845
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 2.500% due 07/15/16 Δ	96.00	10/24/08	5,000,000	391	5,950
Morgan Stanley	Put — OTC U.S. Treasury Inflation Protected Securities 4.250% due 01/15/10 Δ	98.25	11/03/08	2,800,000	219	219
Merrill Lynch	Put — OTC Fannie Mae 6.000% due 12/11/38 Δ	81.00	12/04/08	4,000,000	461	—

					$3,128	$200,062

Total Purchased Options					$15,771	$212,724

(i)	Transactions in written options for the six-month period ended September 30, 2008 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2008	7	7,740,000	$226,993
Call Options Written	149	300,000	126,545
Put Options Written	134	—	71,056
Call Options Expired	(130)	(2,000,000)	(163,956)
Put Options Expired	(113)	(2,000,000)	(124,145)

Outstanding, September 30, 2008	47	4,040,000	$136,493

See Notes to Financial Statements	A-39	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
(j)   Premiums received and value of written options outstanding as of September 30, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on
		3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Royal Bank of Scotland	Call — OTC 7-Year Interest Rate Swap Δ	Receive	4.550%	08/03/09	$300,000	$9,185	$9,771
Royal Bank of Scotland	Call — OTC 7-Year Interest Rate Swap Δ	Receive	5.365%	09/20/10	1,000,000	31,445	57,526
Royal Bank of Scotland	Put — OTC 7-Year Interest Rate Swap Δ	Pay	5.365%	09/20/10	1,000,000	31,445	25,054

						$72,075	$92,351

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Numbers of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Merrill Lynch	Put — CBOT U.S. Treasury Bond Futures (12/08)	$111.00	11/21/08	2	$1,464	$1,438
Merrill Lynch	Put — CBOT U.S. Treasury Note Futures (12/08)	113.00	11/21/08	19	9,671	24,344
Merrill Lynch	Call — CBOT U.S. Treasury Note Futures (12/08)	118.00	11/21/08	21	13,994	17,063
Merrill Lynch	Call — CBOT U.S. Treasury Bond Futures (12/08)	120.00	11/21/08	2	1,651	3,125
Merrill Lynch	Call — CBOT U.S. Treasury Bond Futures (12/08)	121.00	11/21/08	3	2,664	3,844

					$29,444	$49,814

Foreign Currency Options

		Exercise	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Premium	Value

JPMorgan Chase	Put — OTC Japanese yen versus U.S. dollar Δ	JPY 95.00	03/05/09	$870,000	$17,487	$11,304
Royal Bank of Scotland	Put — OTC Japanese yen versus U.S. dollar Δ	95.00	03/05/09	870,000	17,487	11,294

					$34,974	$22,598

Total Written Options					$136,493	$164,763

(k)  Swap agreements outstanding as of September 30, 2008:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14 Δ	Sell	0.400%	12/20/08	$1,000,000	$(1,427)
Merrill Lynch	Dow Jones CDX HY-8 Index Δ	Buy	(2.750%)	06/20/12	198,000	17,172
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Sell	6.850%	06/20/12	100,000	(48,759)
Royal Bank of Scotland	Lehman Brothers Holding Inc 6.625% due 01/18/12 Δ	Sell	0.660%	09/20/12	100,000	(84,480)
Citigroup	The Bear Stearns Cos Inc 5.300% due 10/30/15 Δ	Sell	0.720%	09/20/12	100,000	(2,260)
Morgan Stanley	The Goldman Sachs Group Inc 6.600% due 01/15/12 Δ	Sell	0.800%	09/20/12	100,000	(12,040)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Sell	3.050%	09/20/12	100,000	(53,348)
Morgan Stanley	Ford Motor Credit Co 7.000% due 10/01/13 Δ	Sell	3.800%	09/20/12	100,000	(43,010)
Citigroup	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Buy	(5.000%)	09/20/12	100,000	50,988
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Sell	5.350%	09/20/12	500,000	(252,839)
Goldman Sachs	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.600%)	12/20/12	900,000	20,921
Morgan Stanley	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.600%)	12/20/12	2,800,000	134,985
Royal Bank of Scotland	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.600%)	12/20/12	400,000	11,103
Deutsche Bank	Dow Jones CDX NA IG-9 Index Δ	Sell	0.710%	12/20/12	600,000	7,016
Deutsche Bank	Dow Jones CDX NA IG-9 Index Δ	Sell	0.720%	12/20/12	3,900,000	47,158
Goldman Sachs	Bear Stearns Cos Inc 5.300% due 10/30/15 Δ	Buy	(1.780%)	12/20/12	100,000	(1,613)
Deutsche Bank	American International Group Inc 6.250% due 05/01/36 Δ	Sell	1.950%	03/20/13	1,200,000	(405,150)
Deutsche Bank	Dow Jones CDX NA IG-10 Index Δ	Sell	1.550%	06/20/13	200,000	1,692
Deutsche Bank	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	6,700,000	89,215
Goldman Sachs	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	1,900,000	29,555
Merrill Lynch	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	1,500,000	17,012
Morgan Stanley	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	1,100,000	12,099
Credit Suisse	Chesapeake Energy Corp 6.875%, due 01/15/16 Δ	Sell	2.100%	09/20/13	75,000	(4,276)
Barclays	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.800%)	12/20/17	2,700,000	124,594
Goldman Sachs	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.800%)	12/20/17	400,000	19,783
Morgan Stanley	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.800%)	12/20/17	500,000	17,244
Barclays	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.500%)	06/20/18	700,000	29,121
Goldman Sachs	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.500%)	06/20/18	300,000	9,127
Morgan Stanley	Dow Jones CMBX NA AAA-3 Index Δ	Sell	0.080%	12/13/49	400,000	15,762

						$(254,655)

(1)	If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Notes to Financial Statements	A-40	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
Interest Rate Swaps

							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)

Morgan Stanley	6-Month JPY-LIBOR Δ	Pay	1.000%	03/18/09	JPY	300,000,000	$6,508
Barclays	6-Month Australian Bank Bill Δ	Pay	7.000%	12/15/09	AUD	800,000	4,265
Morgan Stanley	6-Month Australian Bank Bill Δ	Pay	7.000%	12/15/09		1,600,000	8,468
Morgan Stanley	6-Month GBP-LIBOR Δ	Pay	5.000%	12/19/09	GBP	3,000,000	(1,139)
Citigroup	6-Month Australian Bank Bill Δ	Pay	6.500%	01/15/10	AUD	300,000	27
Deutsche Bank	6-Month Australian Bank Bill Δ	Pay	6.500%	01/15/10		1,100,000	365
Royal Bank of Canada	6-Month Australian Bank Bill Δ	Pay	6.500%	01/15/10		700,000	377
Deutsche Bank	6-Month EUR-LIBOR Δ	Pay	4.500%	03/19/10	EUR	1,200,000	(4,073)
Morgan Stanley	6-Month EUR-LIBOR Δ	Pay	4.500%	03/19/10		1,200,000	(4,070)
Deutsche Bank	6-Month GBP-LIBOR Δ	Pay	6.000%	03/20/10	GBP	1,400,000	536
Deutsche Bank	6-Month Australian Bank Bill Δ	Pay	7.000%	06/15/10	AUD	5,200,000	36,568
Deutsche Bank	3-Month USD-LIBOR Δ	Pay	4.000%	06/17/10		$100,000	145
Credit Suisse	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/10	GBP	500,000	12,385
Royal Bank of Scotland	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/10		1,000,000	26,051
Barclays	France CPI Excluding Tobacco Δ	Pay	2.103%	10/15/10	EUR	500,000	(3,540)
UBS	France CPI Excluding Tobacco Δ	Pay	2.146%	10/15/10		100,000	(459)
Goldman Sachs	6-Month EUR-LIBOR Δ	Pay	4.500%	03/18/11		400,000	1,482
JPMorgan Chase	France CPI Excluding Tobacco Δ	Pay	2.261%	07/14/11		500,000	(2,108)
JPMorgan Chase	France CPI Excluding Tobacco Δ	Pay	2.028%	10/15/11		200,000	(4,501)
UBS	France CPI Excluding Tobacco Δ	Pay	2.095%	10/15/11		300,000	(5,267)
Goldman Sachs	France CPI Excluding Tobacco Δ	Pay	1.976%	12/15/11		4,000,000	(140,348)
BNP Paribas	France CPI Excluding Tobacco Δ	Pay	1.988%	12/15/11		1,000,000	(31,774)
Morgan Stanley	BRL — CDI Compounded Δ	Pay	10.115%	01/02/12	BRL	1,300,000	(47,619)
Barclays	BRL — CDI Compounded Δ	Pay	10.680%	01/02/12		2,200,000	(72,006)
Merrill Lynch	BRL — CDI Compounded Δ	Pay	12.540%	01/02/12		200,000	(2,195)
Morgan Stanley	BRL — CDI Compounded Δ	Pay	12.540%	01/02/12		900,000	(11,417)
HSBC	BRL — CDI Compounded Δ	Pay	14.765%	01/02/12		2,300,000	(3,092)
Merrill Lynch	BRL — CDI Compounded Δ	Pay	14.765%	01/02/12		100,000	341
Morgan Stanley	6-Month GBP-LIBOR Δ	Pay	5.000%	09/17/13	GBP	400,000	886
Merrill Lynch	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/13		$3,500,000	(1,111)
Morgan Stanley	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/13		1,800,000	21,587
Deutsche Bank	6-Month EUR-LIBOR Δ	Pay	4.500%	03/18/14	EUR	100,000	(156)
Barclays	6-Month GBP-LIBOR Δ	Pay	5.000%	03/18/14	GBP	100,000	2,016
UBS	Eurostat Eurozone HICP Excluding Tobacco Δ	Receive	2.275%	10/15/16	EUR	200,000	(3,578)
UBS	France CPI Excluding Tobacco Δ	Pay	2.350%	10/15/16		200,000	(3,578)
JPMorgan Chase	France CPI Excluding Tobacco Δ	Pay	2.353%	10/15/16		100,000	(1,463)
Barclays	United Kingdom RPI Index Δ	Pay	3.250%	12/14/17	GBP	400,000	(35,002)
Barclays	6-Month Australian Bank Bill Δ	Receive	6.750%	12/15/17	AUD	100,000	(2,659)
Morgan Stanley	6-Month Australian Bank Bill Δ	Receive	6.750%	12/15/17		200,000	(5,240)
Royal Bank of Scotland	United Kingdom RPI Index Δ	Pay	3.183%	12/19/17	GBP	600,000	(56,715)
Barclays	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/18		$1,000,000	(64,314)
Merrill Lynch	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/18		500,000	(3,496)
Morgan Stanley	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/18		3,200,000	(78,925)
HSBC	6-Month EUR-LIBOR Δ	Pay	5.000%	03/18/19	EUR	100,000	(540)
Merrill Lynch	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/23		$700,000	(28,295)
Royal Bank of Scotland	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/23		200,000	(4,745)
Royal Bank of Scotland	United Kingdom RPI Index Δ	Pay	3.440%	09/10/27	GBP	100,000	(18,421)
Barclays	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/28		$400,000	(10,321)
Barclays	6-Month EUR-LIBOR Δ	Receive	4.000%	12/15/35	EUR	400,000	1,590
Credit Suisse	6-Month GBP-LIBOR Δ	Receive	4.000%	12/15/35	GBP	400,000	927
HSBC	6-Month GBP-LIBOR Δ	Receive	4.250%	06/12/36		200,000	16,752
Barclays	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		$1,500,000	6,936
Citigroup	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		3,000,000	(187,642)
Goldman Sachs	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		1,900,000	(36,421)
Merrill Lynch	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		400,000	(7,978)
Morgan Stanley	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		100,000	1,806
Royal Bank of Scotland	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		300,000	6,834
Barclays	6-Month GBP-LIBOR Δ	Receive	5.000%	03/18/39	GBP	100,000	(6,598)
Goldman Sachs	6-Month GBP-LIBOR Δ	Receive	5.000%	03/18/39		100,000	(5,275)

							$(739,229)

Total Swap Agreements							$ (993,884)

See Notes to Financial Statements	A-41	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.03%

Consumer Discretionary - 19.37%

Comcast Corp ‘A’	273,300	$5,364,879
J.C. Penney Co Inc	21,600	720,144
Liberty Media Corp — Entertainment ‘A’ *	53,500	1,335,895
Liberty Media Corp — Interactive ‘A’ *	102,075	1,317,788
Lowe’s Cos Inc	38,000	900,220
Macy’s Inc	43,200	776,736
News Corp ‘B’	115,200	1,399,680
The Home Depot Inc	29,900	774,111
Time Warner Inc	335,500	4,398,405
Viacom Inc ‘B’ *	151,950	3,774,438

		20,762,296

Consumer Staples - 16.58%

Altria Group Inc	29,000	575,360
Cadbury PLC ADR (United Kingdom)	58,236	2,384,182
CVS Caremark Corp	28,100	945,846
Dr Pepper Snapple Group Inc *	28,452	753,409
Kimberly-Clark Corp	14,100	914,244
Kraft Foods Inc ‘A’	121,702	3,985,741
Philip Morris International Inc	13,900	668,590
Sara Lee Corp	44,700	564,561
The Coca-Cola Co	20,100	1,062,888
The Procter & Gamble Co	8,900	620,241
Unilever NV ‘NY’ (Netherlands)	71,500	2,013,440
Wal-Mart Stores Inc	54,900	3,287,961

		17,776,463

Financials - 26.69%

Aflac Inc	8,100	475,875
Bank of America Corp	145,600	5,096,000
Barclays PLC ADR (United Kingdom)	2,900	71,630
Berkshire Hathaway Inc ‘B’ *	182	799,890
Citigroup Inc	168,000	3,445,680
Genworth Financial Inc ‘A’	26,100	224,721
JPMorgan Chase & Co	60,400	2,820,680
Merrill Lynch & Co Inc	20,900	528,770
MetLife Inc	29,600	1,657,600
The Bank of New York Mellon Corp	71,539	2,330,741
The Chubb Corp	83,680	4,594,032
The Goldman Sachs Group Inc	2,800	358,400
The Hartford Financial Services Group Inc	26,500	1,086,235
The PNC Financial Services Group Inc	15,000	1,120,500
The Travelers Cos Inc	28,086	1,269,487
Torchmark Corp	5,000	299,000
U.S. Bancorp	21,300	767,226
Wells Fargo & Co	44,200	1,658,826

		28,605,293

Health Care - 11.44%

Abbott Laboratories	9,100	523,978
Boston Scientific Corp *	101,600	1,246,632
Bristol-Myers Squibb Co	102,900	2,145,465
Cardinal Health Inc	45,500	2,242,240
Eli Lilly & Co	9,500	418,285
GlaxoSmithKline PLC ADR (United Kingdom)	8,400	365,064
Pfizer Inc	58,800	1,084,272
Roche Holding AG ADR (Switzerland)	3,400	264,571
Schering-Plough Corp	101,400	1,872,858
UnitedHealth Group Inc	16,300	413,857
WellPoint Inc *	10,400	486,408
Wyeth	32,500	1,200,550

		12,264,180

Industrials - 2.16%

General Electric Co	48,700	1,241,850
Southwest Airlines Co	73,900	1,072,289

		2,314,139

Information Technology - 9.37%

Alcatel-Lucent ADR (France) *	89,400	343,296
Computer Sciences Corp *	13,500	541,755
Dell Inc *	75,300	1,240,944
eBay Inc *	87,500	1,958,250
Hewlett-Packard Co	24,200	1,119,008
Intel Corp	28,100	526,313
International Business Machines Corp	21,200	2,479,552
KLA-Tencor Corp	15,800	500,070
Microsoft Corp	25,500	680,595
Telefonaktiebolaget LM Ericsson ADR (Sweden)	35,100	330,993
The Western Union Co	12,900	318,243

		10,039,019

Materials - 6.14%

Alcoa Inc	11,700	264,186
E.I. du Pont de Nemours & Co	40,899	1,648,229
International Paper Co	178,248	4,666,533

		6,578,948

Telecommunication Services - 5.28%

AT&T Inc	73,100	2,040,952
Verizon Communications Inc	112,600	3,613,334

		5,654,286

Total Common Stocks (Cost $116,740,689)		103,994,624

SHORT-TERM INVESTMENTS - 1.68%

Money Market Funds - 1.68%

BlackRock Liquidity Funds Institutional TempCash	902,727	902,727
BlackRock Liquidity Funds Institutional TempFund	902,727	902,727

		1,805,454

Total Short-Term Investments (Cost $1,805,454)		1,805,454

TOTAL INVESTMENTS - 98.71% (Cost $118,546,143)		105,800,078

OTHER ASSETS & LIABILITIES, NET - 1.29%		1,382,860

NET ASSETS - 100.00%		$107,182,938

See Notes to Financial Statements	A-42	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
Note to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	26.69%
Consumer Discretionary	19.37%
Consumer Staples	16.58%
Health Care	11.44%
Information Technology	9.37%
Materials	6.14%
Telecommunication Services	5.28%
Industrials	2.16%
Short-Term Investments	1.68%

98.71%
Other Assets & Liabilities, Net	1.29%

100.00%

See Notes to Financial Statements	A-43	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.54%

Health Care - 0.54%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% * Δ	11,028	$132,336

Total Convertible Preferred Stocks (Cost $132,336)		132,336

COMMON STOCKS - 91.20%

Consumer Discretionary - 25.63%

Abercrombie & Fitch Co ‘A’	9,183	362,269
Ascent Media Corp ‘A’ *	895	21,858
Choice Hotels International Inc	7,646	207,207
Ctrip.com International Ltd ADR (Cayman)	14,781	570,694
Discovery Communications Inc ‘A’ *	8,950	127,530
Discovery Communications Inc ‘C’ *	8,950	126,725
Gafisa SA ADR (Brazil)	11,800	303,260
Groupe Aeroplan Inc (Canada)	17,991	222,975
Grupo Televisa SA ADR (Mexico)	11,982	262,046
Li & Fung Ltd (Bermuda) +	164,200	401,805
Lululemon Athletica Inc *	9,259	213,235
Mohawk Industries Inc *	3,364	226,700
Morningstar Inc *	8,526	472,937
New Oriental Education & Technology Group Inc ADR (Cayman) *	4,068	261,328
NVR Inc *	433	247,676
Penn National Gaming Inc *	3,433	91,215
priceline.com Inc *	5,654	386,903
Starbucks Corp *	33,759	501,996
Strayer Education Inc	1,362	272,754
Wynn Resorts Ltd	11,509	939,595

		6,220,708

Energy - 12.41%

IHS Inc ‘A’ *	9,022	429,808
Petrohawk Energy Corp *	5,625	121,669
Range Resources Corp	6,397	274,239
Southwestern Energy Co *	32,660	997,436
Ultra Petroleum Corp (Canada) *	21,480	1,188,703

		3,011,855

Financials - 10.94%

Alleghany Corp *	871	317,915
Brookfield Asset Management Inc ‘A’ (Canada)	14,683	402,902
Calamos Asset Management Inc ‘A’	15,295	274,086
Forest City Enterprises Inc ‘A’	10,040	307,927
GLG Partners Inc	20,800	112,736
IntercontinentalExchange Inc *	4,075	328,771
Leucadia National Corp	20,062	911,617

		2,655,954

Health Care - 10.63%

Gen-Probe Inc *	7,753	411,297
Illumina Inc *	21,198	859,155
Intuitive Surgical Inc *	1,313	316,407
Mindray Medical International Ltd ADR (Cayman)	11,199	377,742
Techne Corp *	8,524	614,751

		2,579,352

Industrials - 9.52%

Aecom Technology Corp *	7,537	184,204
C.H. Robinson Worldwide Inc	13,184	671,857
Covanta Holding Corp *	14,288	342,055
Expeditors International of Washington Inc	12,188	424,630
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)	8,743	223,471
Monster Worldwide Inc *	12,807	190,952
The Corporate Executive Board Co	8,782	274,438

		2,311,607

Information Technology - 12.28%

Akamai Technologies Inc *	8,634	150,577
Alibaba.com Ltd (Cayman) * +	227,100	210,691
Baidu.com Inc ADR (Cayman) *	2,551	633,235
Equinix Inc *	3,416	237,275
Redecard SA (Brazil)	36,288	451,955
salesforce.com inc *	7,623	368,953
Tencent Holdings Ltd (Cayman) +	94,200	688,540
Teradata Corp *	12,245	238,778

		2,980,004

Materials - 7.01%

Intrepid Potash Inc *	6,211	184,591
Martin Marietta Materials Inc	6,407	717,456
Nalco Holding Co	24,456	453,414
Rockwood Holdings Inc *	7,122	182,751
Texas Industries Inc	4,010	163,849

		1,702,061

Telecommunication Services - 1.47%

NII Holdings Inc *	9,428	357,510

Utilities - 1.31%

Questar Corp	7,744	316,885

Total Common Stocks (Cost $22,744,678)		22,135,936

SHORT-TERM INVESTMENT - 4.32%

Money Market Fund - 4.32%

BlackRock Liquidity Funds Institutional TempCash	1,047,487	1,047,487

Total Short-Term Investment (Cost $1,047,487)		1,047,487

TOTAL INVESTMENTS - 96.06% (Cost $23,924,501)		23,315,759

OTHER ASSETS & LIABILITIES, NET - 3.94%		955,650

NET ASSETS - 100.00%		$24,271,409

See Notes to Financial Statements	A-44	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	25.63%
Energy	12.41%
Information Technology	12.28%
Health Care	11.17%
Financials	10.94%
Industrials	9.52%
Materials	7.01%
Short-Term Investment	4.32%
Telecommunication Services	1.47%
Utilities	1.31%

96.06%
Other Assets & Liabilities, Net	3.94%

100.00%

(b)	Securities with a total aggregate market value of $1,301,036 or 5.36% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	0.55% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	A-45	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.29%

Consumer Discretionary - 4.74%

Millennium & Copthorne Hotels PLC (United Kingdom) +	2,400	$10,539
Morgans Hotel Group Co *	16,784	183,113
Starwood Hotels & Resorts Worldwide Inc	56,368	1,586,196

		1,779,848

Financials - 89.18%

Acadia Realty Trust REIT	12,665	320,171
AMB Property Corp REIT	13,189	597,462
AvalonBay Communities Inc REIT	28,429	2,797,982
Boston Properties Inc REIT	21,394	2,003,762
Brandywine Realty Trust REIT	784	12,568
Brookfield Properties Corp (Canada)	80,279	1,271,619
Camden Property Trust REIT	25,566	1,172,457
Care Investment Trust Inc REIT	4,595	52,751
DCT Industrial Trust Inc REIT	25,330	189,722
Developers Diversified Realty Corp REIT	5,461	173,059
Douglas Emmett Inc REIT	12,591	290,474
Duke Realty Corp REIT	21,725	534,000
Equity Lifestyle Properties Inc REIT	8,465	448,899
Equity One Inc REIT	281	5,758
Equity Residential REIT	49,960	2,218,724
Extendicare REIT (Canada)	1,580	10,318
Federal Realty Investment Trust REIT	13,040	1,116,224
Forest City Enterprises Inc ‘A’	32,343	991,960
General Growth Properties Inc REIT	26,742	403,804
HCP Inc REIT	19,110	766,884
Healthcare Realty Trust Inc REIT	38,100	1,110,615
Hersha Hospitality Trust REIT	5,886	43,792
Highwoods Properties Inc REIT	1,416	50,353
Host Hotels & Resorts Inc REIT	109,065	1,449,474
Kilroy Realty Corp REIT	8,214	392,547
Liberty Property Trust REIT	21,441	807,254
Mack-Cali Realty Corp REIT	22,139	749,848
National Health Investors Inc REIT	4,076	139,318
Plum Creek Timber Co Inc REIT	27,039	1,348,164
Post Properties Inc REIT	23,983	670,804
ProLogis REIT	32,631	1,346,681
PS Business Parks Inc REIT	6,382	367,603
Public Storage REIT	9,647	955,149
Ramco-Gershenson Properties Trust REIT	6,715	150,550
Regency Centers Corp REIT	23,451	1,563,947
Senior Housing Properties Trust REIT	40,283	959,944
Simon Property Group Inc REIT	34,310	3,328,070
Sovran Self Storage Inc REIT	6,837	307,186
Strategic Hotels & Resorts Inc REIT	47,092	355,545
Taubman Centers Inc REIT	5,343	267,150
The Macerich Co REIT	8,718	554,901
Ventas Inc REIT	950	46,949
Vornado Realty Trust REIT	12,520	1,138,694
Weingarten Realty Investors REIT	370	13,198

		33,496,334

Health Care - 1.37%

Assisted Living Concepts Inc ‘A’ *	44,861	285,765
Brookdale Senior Living Inc	10,472	230,279

		516,044

Total Common Stocks (Cost $35,563,925)		35,792,226

SHORT-TERM INVESTMENT - 1.60%

Money Market Fund - 1.60%

BlackRock Liquidity Funds Institutional TempFund	600,676	$600,676

Total Short-Term Investment (Cost $600,676)		600,676

TOTAL INVESTMENTS - 96.89% (Cost $36,164,601)		36,392,902

OTHER ASSETS & LIABILITIES, NET - 3.11%		1,169,695

NET ASSETS - 100.00%		$37,562,597

Notes to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified by property sector as a percentage of net assets as follows:

Retail	20.99%
Office/Industrial	20.74%
Residential	18.26%
Lodging	9.66%
Health Care/Assisted Living	9.59%
Diversified	9.10%
Land	3.59%
Self-Storage	3.36%

95.29%
Short-Term Investment	1.60%
Other Assets & Liabilities, Net	3.11%

100.00%

(b)	A security with a total aggregate market value of $10,539 or 0.03% of the net assets was valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	A-46	See explanation of symbols and terms, if any, on page A-47

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
September 30, 2008 (Unaudited)
Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of September 30, 2008.

±	Securities are grouped by coupon rate and represent a range of maturities.

‡	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written options contracts, and/or swap contracts as of September 30, 2008.

”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

à	Total shares owned by the fund as of September 30, 2008 were less than one share.

Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to Funds’ policy and procedures. (See Note T in Notes to Financial Statements).

•	Participation interest in loans.

Ω	Securities were in default as of September 30, 2008.

¥	Unsettled position. Contract rates do not take effect until settlement date.

Õ	A portion of this security is subject to call and/or put options written.
Explanation of Terms for Schedules of Investments
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CDO	Collateralized Debt Obligation
CMM	Constant Maturity Mortgage Rate
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-convertible savings shares on Italian Stock Exchanges)
XAMS	Amsterdam Stock Exchange
XBSP	Sao Paulo Stock Exchange
Note: The descriptions and industry classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

See Notes to Financial Statements	A-47

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008 (Unaudited)

	PL Portfolio	PL Portfolio		PL Portfolio
	Optimization	Optimization	PL Portfolio	Optimization	PL Portfolio	PL Money	PL Small-Cap	PL International
	Conservative	Moderate-	Optimization	Moderate-	Optimization	Market	Growth	Value
	Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund	Fund	Fund

ASSETS
Investments, at cost	$76,694,123	$126,811,148	$469,905,326	$496,911,855	$219,471,502	$47,227,814	$34,102,201	$132,371,339

Investments, at value	$71,075,548	$114,858,283	$415,372,003	$425,036,677	$182,310,150	$47,227,814	$30,071,406	$99,290,345
Cash (1)	292,860	185,536	—	—	115,337	—	1,332,237	3,831,219
Receivables:
Dividends and interest	266,222	332,442	802,308	403,581	24,343	81,166	4,344	480,849
Foreign tax reclaim	—	—	—	—	—	—	—	148,049
Fund shares sold	598,575	687,176	975,937	785,767	454,884	497,895	71	104,876
Securities sold	—	—	264,359	170,913	—	—	163,839	210,516
Due from adviser and/or administrator	29,972	50,012	172,155	179,666	82,172	6,765	16,516	31,111
Prepaid expenses and other assets	7,556	3,615	5,246	11,144	4,634	17,567	2,092	4,619

Total Assets	72,270,733	116,117,064	417,592,008	426,587,748	182,991,520	47,831,207	31,590,505	104,101,584

LIABILITIES
Payables:
Fund shares redeemed	499,891	872,888	1,576,470	1,673,845	368,185	543,809	2,383	4,549
Securities purchased	558,708	517,907	802,173	402,660	139,619	—	109,953	—
Due to custodian	—	—	264,359	170,913	—	—	—	—
Due to custodian in foreign currency (2)	—	—	—	—	—	—	—	76,072
Variation margin	—	—	—	—	—	—	—	4,395
Income distributions	—	—	—	—	—	3,732	—	—
Accrued advisory fees	11,715	19,566	71,574	73,891	31,831	7,551	16,733	58,888
Accrued administration fees	17,573	29,349	107,361	110,835	47,747	11,326	8,367	27,179
Accrued support service expenses	2,950	6,114	23,431	25,000	11,329	—	5,545	7,025
Accrued custodian fees and expenses	2,374	2,458	2,966	3,029	3,414	6,504	4,205	—
Accrued legal and audit fees	8,397	18,678	71,273	75,721	34,037	4,677	11,373	23,809
Accrued deferred trustee compensation and expenses	2,241	5,580	20,250	21,059	8,833	7,602	5,562	11,114
Accrued distribution and/or service fees	5,010	8,413	28,642	29,604	11,848	1,954	1,327	4,527
Accrued transfer agency out-of-pocket expenses	4,867	10,872	43,311	47,312	22,422	2,331	7,592	13,836
Accrued other	5,654	10,303	35,882	36,207	17,223	3,263	6,764	16,125

Total Liabilities	1,119,380	1,502,128	3,047,692	2,670,076	696,488	592,749	179,804	247,519

NET ASSETS	$71,151,353	$114,614,936	$414,544,316	$423,917,672	$182,295,032	$47,238,458	$31,410,701	$103,854,065

(1)	Includes margin deposits of $150,600 segregated for futures contracts in the PL International Value Fund.

(2)	Foreign currency held at cost for the PL International Value Fund was ($75,916).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2008 (Unaudited)

	PL Portfolio	PL Portfolio		PL Portfolio
	Optimization	Optimization	PL Portfolio	Optimization	PL Portfolio	PL Money	PL Small-Cap	PL International
	Conservative	Moderate-	Optimization	Moderate-	Optimization	Market	Growth	Value
	Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund(1)	Fund	Fund

NET ASSETS CONSIST OF:
Paid-in capital	$75,286,557	$124,798,138	$464,493,095	$493,755,540	$222,645,658	$47,229,429	$40,077,730	$140,576,047
Undistributed/accumulated net investment income (loss)	1,053,076	1,389,995	3,320,392	1,508,929	(123,239)	8,980	(212,837)	2,317,695
Undistributed/accumulated net realized gain (loss)	430,295	379,668	1,264,152	528,381	(3,066,035)	49	(4,423,397)	(5,930,107)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(5,618,575)	(11,952,865)	(54,533,323)	(71,875,178)	(37,161,352)	—	(4,030,795)	(33,109,570)

NET ASSETS	$71,151,353	$114,614,936	$414,544,316	$423,917,672	$182,295,032	$47,238,458	$31,410,701	$103,854,065

Class A Shares:
Net Assets	$29,142,856	$45,327,450	$180,833,074	$186,965,570	$87,865,513	$47,238,458	$31,410,701	$103,854,065
Shares of beneficial interest outstanding	2,973,690	4,584,203	17,843,247	18,440,579	8,649,884	47,240,097	3,861,247	10,629,710
Net Asset Value per share*	$9.80	$9.89	$10.13	$10.14	$10.16	$1.00	$8.13	$9.77
Sales Charge — Maximum is 5.50% of offering price	0.57	0.58	0.59	0.59	0.59	—	0.47	0.57

Maximum offering price per share	$10.37	$10.47	$10.72	$10.73	$10.75	$1.00	$8.60	$10.34

Class B Shares:**
Net Assets	$7,289,172	$14,861,421	$52,994,219	$61,523,929	$27,183,298
Shares of beneficial interest outstanding	750,119	1,516,223	5,276,695	6,148,695	2,720,962
Net Asset Value and offering price per share*	$9.72	$9.80	$10.04	$10.01	$9.99

Class C Shares:**
Net Assets	$32,305,259	$50,769,698	$170,599,013	170,478,196	$65,374,119
Shares of beneficial interest outstanding	3,325,759	5,182,200	17,014,979	17,083,399	6,544,558
Net Asset Value and offering price per share*	$9.71	$9.80	$10.03	$9.98	$9.99

Class R Shares:**
Net Assets	$2,414,066	$3,656,367	$10,118,010	$4,949,977	$1,872,102
Shares of beneficial interest outstanding	246,999	370,741	1,002,265	489,125	184,849
Net Asset Value per share	$9.77	$9.86	$10.10	$10.12	$10.13

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

**	Effective June 23, 2008, Class B, C, and R shares are offered to the PL Portfolio Optimization Funds only (see Note 1 to Financial Statements).

(1)	PL Money Market Fund is not subject to a front-end sales load.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2008 (Unaudited)

	PL Large-Cap	PL Short Duration	PL Floating		PL Mid-Cap	PL Large-Cap	PL International	PL Small-Cap
	Value	Bond	Rate Loan	PL Growth LT	Equity	Growth	Large-Cap	Value
	Fund	Fund	Fund	Fund	Fund(1)	Fund	Fund	Fund

ASSETS
Investments, at cost	$86,677,521	$64,568,743	$37,512,793	$105,548,793	$91,301,542	$20,341,584	$95,237,742	$43,887,350

Investments, at value	$82,276,147	$63,887,075	$35,388,667	$94,971,253	$79,620,846	$20,313,244	$87,544,703	$40,357,953
Cash (2)	8,173,486	—	5,993,122	770,175	—	513,165	—	—
Foreign currency held, at value (3)	—	—	—	100,002	—	—	58,368	—
Receivables:
Dividends and interest	167,484	481,093	203,300	67,605	160,200	4,493	193,628	112,932
Foreign tax reclaim	—	—	—	31,946	—	—	157,102	—
Fund shares sold	1,783	57,418	23,856	11,160	2	11,127	53,593	—
Securities sold	272,983	1,971,736	1,509,105	59,546	833,759	394,408	19,441	362,122
Due from adviser	15,382	12,473	11,279	16,741	18,150	9,037	29,257	15,571
Forward foreign currency contracts appreciation	—	—	—	714,649	—	—	—	—
Prepaid expenses and other assets	3,092	3,415	—	3,391	1,132	1,891	3,330	—

Total Assets	90,910,357	66,413,210	43,129,329	96,746,468	80,634,089	21,247,365	88,059,422	40,848,578

LIABILITIES
Payables:
Fund shares redeemed	1,759	—	—	—	69,254	3,137	6,638	38,897
Securities purchased	149,908	4,946,263	7,793,848	—	644,971	107,596	—	441,353
Variation margin	—	71,067	—	—	—	—	—	—
Accrued advisory fees	50,333	20,052	22,394	46,782	46,210	13,970	64,488	26,612
Accrued administration fees	23,231	15,039	8,958	25,518	21,328	5,588	22,760	10,645
Accrued support service expenses	3,096	—	3,452	—	3,755	506	4,624	8,155
Accrued custodian fees and expenses	2,608	3,061	12,231	27,179	4,995	9,635	22,561	573
Accrued legal and audit fees	13,009	11,172	3,824	9,547	14,928	4,486	17,702	11,610
Accrued deferred trustee compensation and expenses	10,726	4,158	200	7,620	3,810	12,458	7,659	1,195
Accrued service fees	3,790	2,518	1,470	4,105	3,372	894	3,774	1,712
Accrued transfer agency out-of-pocket expenses	7,432	5,160	3,370	3,900	8,308	2,315	10,069	9,105
Accrued other	7,615	14,871	4,848	6,843	14,113	3,631	11,143	6,132
Forward foreign currency contracts depreciation	—	—	—	37,682	—	—	—	—
Outstanding options written, at value (premiums received $33,252)	—	—	—	38,142	—	—	—	—

Total Liabilities	273,507	5,093,361	7,854,595	207,318	835,044	164,216	171,418	555,989

NET ASSETS	$90,636,850	$61,319,849	$35,274,734	$96,539,150	$79,799,045	$21,083,149	$87,888,004	$40,292,589

(1)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named the PL Mid-Cap Value Fund.

(2)	Includes margin deposits of $770,175 segregated for put and call options written in the PL Growth LT Fund.

(3)	Foreign currency held at cost for the PL Growth LT and PL International Large-Cap Funds were $104,730 and $55,293, respectively.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2008 (Unaudited)

	PL Large-Cap	PL Short Duration	PL Floating		PL Mid-Cap	PL Large-Cap	PL International	PL Small-Cap
	Value	Bond	Rate Loan	PL Growth LT	Equity	Growth	Large-Cap	Value
	Fund	Fund	Fund(1)	Fund	Fund(2)	Fund	Fund	Fund(1)

NET ASSETS CONSIST OF:
Paid-in capital	$98,338,081	$61,770,381	$37,315,869	$109,160,407	$101,274,808	$24,955,187	$96,562,314	$44,082,194
Undistributed/accumulated net investment income (loss)	447,610	31,861	4,737	121,209	424,681	(125,969)	957,702	315,803
Undistributed/accumulated net realized gain (loss)	(3,747,467)	(531)	78,254	(2,830,316)	(10,219,748)	(3,717,729)	(1,935,077)	(576,011)
Net unrealized depreciation on investments and assets and liabilities in foreign currencies	(4,401,374)	(481,862)	(2,124,126)	(9,912,150)	(11,680,696)	(28,340)	(7,696,935)	(3,529,397)

NET ASSETS	$90,636,850	$61,319,849	$35,274,734	$96,539,150	$79,799,045	$21,083,149	$87,888,004	$40,292,589

Class A Shares:
Net Assets	$90,636,850	$61,319,849	$35,274,734	$96,539,150	$79,799,045	$21,083,149	$87,888,004	$40,292,589
Shares of beneficial interest outstanding	8,643,977	6,247,675	3,733,784	9,140,829	9,838,101	2,807,820	6,941,485	4,786,166
Net Asset Value per share*	$10.49	$9.81	$9.45	$10.56	$8.11	$7.51	$12.66	$8.42
Sales Charge — Maximum is 5.50% of offering price	0.61	0.57	—	0.61	0.47	0.44	0.74	—

Maximum offering price per share	$11.10	$10.38	$9.45	$11.17	$8.58	$7.95	$13.40	$8.42

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	The PL Floating Rate Loan and Small-Cap Value Funds are offered to the PL Portfolio Optimization Funds only and are not subject to a front-end sales load.

(2)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named the PL Mid-Cap Value Fund.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2008 (Unaudited)

	PL Main Street	PL Emerging	PL Managed	PL Inflation		PL Mid-Cap
	Core	Markets	Bond	Managed	PL Comstock	Growth	PL Real Estate
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Investments, at cost	$122,694,087	$40,594,363	$218,831,591	$205,985,088	$118,546,143	$23,924,501	$36,164,601

Investments, at value	$109,625,314	$36,445,242	$206,122,895	$201,580,852	$105,800,078	$23,315,759	$36,392,902
Cash (1)	1,280,606	—	1,199,000	495,000	—	995,131	—
Foreign currency held, at value (2)	—	369,625	507,712	323,078	—	6,452	—
Receivables:
Dividends and interest	133,405	135,297	1,280,220	1,295,474	185,394	8,684	155,859
Foreign tax reclaim	—	3,169	—	—	—	—	—
Fund shares sold	18,189	14,004	83,076	54,492	142,109	18,413	—
Securities sold	2,638,511	466,494	15,108,339	6,956,065	1,758,159	127,406	1,224,541
Variation margin	—	—	452	—	—	—	—
Securities sold short	—	—	14,496,700	72,442,776	—	—	—
Swap agreements	—	—	2,205,445	232,528	—	—	—
Due from adviser	19,085	26,112	32,322	26,228	11,329	18,305	11,322
Forward foreign currency contracts appreciation	—	—	637,130	297,838	—	—	—
Prepaid expenses and other assets	6,252	2,082	4,475	1,473	9,145	5,098	482
Swap appreciation	—	—	2,663,288	811,399	—	—	—

Total Assets	113,721,362	37,462,025	244,341,054	284,517,203	107,906,214	24,495,248	37,785,106

LIABILITIES
Payables:
Fund shares redeemed	—	—	6,372	15,508	219,598	6,747	105,141
Securities purchased	1,828,558	146,428	46,954,103	106,860,722	361,965	146,754	262
Due to custodian in foreign currency (2)	—	—	—	—	—	—	47,402
Securities covering shorts	—	—	2,727,560	15,360,198	—	—	—
Securities sold short, at value (proceeds $14,448,022 and $59,847,196 respectively)	—	—	14,452,140	60,534,059	—	—	—
Swap agreements	—	—	3,370,838	696,969	—	—	—
Variation margin	—	—	—	151,908	—	—	—
Income distributions	—	—	3,089	1,906	—	—	—
Accrued advisory fees	43,536	25,695	58,339	33,447	69,587	14,904	29,452
Accrued administration fees	29,024	9,636	43,754	25,085	27,835	6,387	9,817
Accrued support service expenses	—	—	—	1,456	—	2,984	504
Accrued custodian fees and expenses	—	38,865	17,359	10,017	6,806	7,492	5,735
Accrued legal and audit fees	12,651	7,054	23,126	17,350	12,722	13,097	6,457
Accrued deferred trustee compensation and expenses	4,153	2,467	17,680	7,730	8,084	8,581	1,952
Accrued foreign capital gains tax	—	20	—	—	—	—	—
Accrued service fees	4,713	1,568	7,121	4,091	4,494	1,027	1,543
Accrued transfer agency out-of-pocket expenses	4,720	3,254	10,630	8,574	4,022	8,359	3,587
Accrued interest	—	—	81,286	57,938	—	—	—
Accrued other	6,253	6,281	16,399	32,526	8,163	7,507	10,657
Forward foreign currency contracts depreciation	—	—	943,548	470,317	—	—	—
Outstanding options written, at value (premiums received $423,580 and $136,493, respectively)	—	—	394,756	164,763	—	—	—
Swap depreciation	—	—	3,035,216	1,805,283	—	—	—

Total Liabilities	1,933,608	241,268	72,163,316	186,259,847	723,276	223,839	222,509

NET ASSETS	$111,787,754	$37,220,757	$172,177,738	$98,257,356	$107,182,938	$24,271,409	$37,562,597

(1)	Includes margin deposits of $1,199,000 and $495,000 segregated for futures contracts in the PL Managed Bond and PL Inflation Managed Funds, respectively.

(2)	Foreign currency held at cost for the PL Emerging Markets, PL Managed Bond, PL Inflation Managed, PL Mid-Cap Growth, and PL Real Estate Funds were $378,508, $527,565, $334,051, $6,471, and ($53,351), respectively.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2008 (Unaudited)

	PL Main Street	PL Emerging	PL Managed	PL Inflation		PL Mid-Cap
	Core	Markets	Bond	Managed	PL Comstock	Growth	PL Real Estate
	Fund (1)	Fund (1)	Fund	Fund	Fund	Fund	Fund

NET ASSETS CONSIST OF:
Paid-in capital	$135,496,231	$38,480,814	$186,107,234	$106,051,547	$132,990,393	$23,733,659	$39,989,718
Undistributed/accumulated net investment income (loss)	429,258	395,688	(779,676)	386,826	870,888	(269,607)	245,388
Undistributed/accumulated net realized gain (loss)	(11,068,962)	2,528,275	(169,226)	(2,440,876)	(13,932,278)	1,416,029	(2,906,751)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(13,068,773)	(4,184,020)	(12,980,594)	(5,740,141)	(12,746,065)	(608,672)	234,242

NET ASSETS	$111,787,754	$37,220,757	$172,177,738	$98,257,356	$107,182,938	$24,271,409	$37,562,597

Class A Shares:
Net Assets	$111,787,754	$37,220,757	$172,177,738	$98,257,356	$107,182,938	$24,271,409	$37,562,597
Shares of beneficial interest outstanding	12,724,906	3,749,192	18,302,719	10,284,738	10,021,579	3,251,642	3,504,291
Net Asset Value per share*	$8.78	$9.93	$9.41	$9.55	$10.70	$7.46	$10.72
Sales Charge — Maximum is 5.50% of offering price	—	—	0.55	0.56	0.62	0.43	0.62

Maximum offering price per share	$8.78	$9.93	$9.96	$10.11	$11.32	$7.89	$11.34

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	The PL Main Street Core and PL Emerging Markets Funds are offered to the PL Portfolio Optimization Funds only and are not subject to a front-end sales load.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 (Unaudited)

	PL Portfolio	PL Portfolio		PL Portfolio
	Optimization	Optimization	PL Portfolio	Optimization	PL Portfolio	PL Money	PL Small-Cap	PL International
	Conservative	Moderate-	Optimization	Moderate-	Optimization	Market	Growth	Value
	Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund	Fund(1)	Fund(1)

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (2)	$—	$—	$—	$—	$—	$—	$39,398	$3,225,952
Dividends from mutual fund investments	1,224,207	1,712,442	4,485,212	2,730,052	386,927	28,363	—	—
Interest	1,286	635	1,946	1,715	816	462,540	10,644	24,720

Total Investment Income	1,225,493	1,713,077	4,487,158	2,731,767	387,743	490,903	50,042	3,250,672

EXPENSES
Advisory fees	35,122	60,396	222,957	230,981	100,426	58,814	153,525	479,673
Administration fees	105,144	197,232	737,601	771,803	340,513	64,870	61,614	206,997
Support services expenses	7,943	16,533	62,580	66,187	29,516	5,238	11,028	22,559
Custodian fees and expenses	6,465	6,835	6,919	6,607	6,558	12,750	14,140	36,061
Shareholder report expenses	4,163	8,934	33,910	35,882	16,043	2,534	5,088	11,175
Distribution and/or service fees
Class A	34,576	62,649	248,990	263,128	124,805	50,167	46,764	157,464
Class B (3)	30,597	78,294	289,427	346,220	154,280	—	856	1,254
Class C (3)	147,444	261,146	934,709	949,702	382,351	—	622	2,152
Class R (3)	4,575	8,312	23,297	10,852	4,376	—	—	—
Transfer agency out-of-pocket expenses	13,696	30,410	119,429	129,801	58,930	7,381	15,204	33,381
Registration fees	25,393	27,906	41,655	41,403	34,660	11,147	16,414	17,378
Legal and audit fees	9,421	18,964	70,990	74,804	33,385	5,631	11,272	24,023
Trustees’ compensation and expenses	1,403	2,806	10,541	11,064	4,911	1,112	1,652	3,627
Other	4,004	7,494	24,526	26,253	12,707	2,708	6,685	20,402

Total Expenses	429,946	787,911	2,827,531	2,964,687	1,303,461	222,352	344,864	1,016,146

Adviser Reimbursement and Administrator Reduction	(177,632)	(317,114)	(1,108,152)	(1,163,804)	(537,223)	(53,171)	(86,532)	(185,612)
Distribution and/or Service Fees Waiver	(81,373)	(151,664)	(566,671)	(592,534)	(261,148)	—	—	—

Net Expenses	170,941	319,133	1,152,708	1,208,349	505,090	169,181	258,332	830,534

NET INVESTMENT INCOME (LOSS)	1,054,552	1,393,944	3,334,450	1,523,418	(117,347)	321,722	(208,290)	2,420,138

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (2)	(787,657)	(1,950,397)	(7,020,107)	(6,259,804)	(3,976,697)	136	(1,896,091)	(5,431,008)
Futures contracts and swap transactions	—	—	—	—	—	—	—	65,746
Foreign currency transactions	—	—	—	—	—	—	—	(152,938)
Capital gain distributions from mutual fund investments	1,822,828	2,844,558	9,153,483	7,867,416	2,087,574	—	—	—

Net Realized Gain (Loss)	1,035,171	894,161	2,133,376	1,607,612	(1,889,123)	136	(1,896,091)	(5,518,200)

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (2)	(6,937,451)	(13,509,991)	(55,389,738)	(64,007,561)	(26,671,073)	—	(1,585,236)	(28,329,585)
Futures contracts and swaps	—	—	—	—	—	—	—	(38,449)
Foreign currencies	—	—	—	—	—	—	—	(33,094)

Change in Net Unrealized Appreciation (Depreciation)	(6,937,451)	(13,509,991)	(55,389,738)	(64,007,561)	(26,671,073)	—	(1,585,236)	(28,401,128)

NET GAIN (LOSS)	(5,902,280)	(12,615,830)	(53,256,362)	(62,399,949)	(28,560,196)	136	(3,481,327)	(33,919,328)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,847,728)	($11,221,886)	($49,921,912)	($60,876,531)	($28,677,543)	$321,858	($3,689,617)	($31,499,190)

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Dividends were net of $485,390 foreign taxes withheld for the PL International Value Fund. No foreign tax was withheld on realized and change in unrealized capital gains for all these funds.

(3)	Class B, C and R shares are offered to the PL Portfolio Optimization Funds only.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 (Unaudited)

	PL Large-Cap	PL Short Duration	PL Floating		PL Mid-Cap	PL Large-Cap	PL International	PL Small-Cap
	Value	Bond	Rate Loan	PL Growth LT	Equity	Growth	Large-Cap	Value
	Fund (1)	Fund (1)	Fund (2)	Fund (1)	Fund (1),(3)	Fund (1)	Fund (1)	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (4)	$930,343	$—	$13,285	$662,064	$971,610	$73,020	$1,681,110	$510,333
Dividends from mutual fund investments	51,566	60,829	—	1,516	53,528	—	793	17,583
Interest	31,742	1,644,858	527,498	53,625	—	2,400	24,907	3,065

Total Investment Income	1,013,651	1,705,687	540,783	717,205	1,025,138	75,420	1,706,810	530,981

EXPENSES
Advisory fees	317,453	188,416	68,571	306,770	341,584	114,329	469,753	132,013
Administration fees	138,452	120,127	27,429	154,728	147,792	43,552	160,578	51,198
Support services expenses	12,328	11,046	3,452	9,305	14,179	4,053	16,889	10,749
Custodian fees and expenses	9,823	9,786	13,611	51,671	17,698	19,565	64,478	9,484
Shareholder report expenses	6,095	5,477	1,645	4,662	7,008	2,030	8,329	5,198
Distribution and/or service fees
Class A	106,548	91,232	22,857	119,606	113,318	32,660	122,553	40,433
Class B	1,270	91	—	947	140	936	1,458	—
Class C	2,238	91	—	824	368	1,458	1,332	—
Transfer agency out-of-pocket expenses	18,403	16,348	4,854	14,088	20,874	6,198	24,918	15,370
Registration fees	16,814	18,084	149	16,699	16,596	16,113	17,065	510
Legal and audit fees	12,931	11,105	4,213	8,977	14,758	3,939	17,759	12,693
Trustees’ compensation and expenses	1,914	1,613	660	1,288	2,179	562	2,637	1,939
Offering expenses	—	—	3,096	—	—	—	—	2,955
Other	6,620	8,153	3,285	7,570	7,628	4,062	12,066	5,012

Total Expenses	650,889	481,569	153,822	697,135	704,122	249,457	919,815	287,554
Adviser Reimbursement and Administrator Reduction	(94,459)	(92,206)	(34,965)	(124,923)	(112,575)	(60,155)	(176,810)	(66,588)

Net Expenses	556,430	389,363	118,857	572,212	591,547	189,302	743,005	220,966

NET INVESTMENT INCOME (LOSS)	457,221	1,316,324	421,926	144,993	433,591	(113,882)	963,805	310,015

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (4)	(3,522,372)	291,769	78,254	(2,350,623)	(4,074,327)	(2,026,049)	(1,201,963)	(264,931)
Closed short positions	—	(781)	—	—	—	—	—	—
Futures contracts and swap transactions	—	4,348	—	—	—	—	—	—
Foreign currency transactions	85	—	—	(82,971)	—	—	(29,273)	—

Net Realized Gain (Loss)	(3,522,287)	295,336	78,254	(2,433,594)	(4,074,327)	(2,026,049)	(1,231,236)	(264,931)

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (4)	(5,690,371)	(2,017,475)	(2,124,126)	(14,871,592)	(4,449,167)	(2,560,670)	(18,398,789)	(1,956,496)
Futures contracts and swaps	—	(93,753)	—	—	—	—	—	—
Written options	—	—	—	(4,890)	—	—	—	—
Foreign currencies	—	—	—	801,116	—	—	(30,170)	—

Change in Net Unrealized Depreciation	(5,690,371)	(2,111,228)	(2,124,126)	(14,075,366)	(4,449,167)	(2,560,670)	(18,428,959)	(1,956,496)

NET LOSS	(9,212,658)	(1,815,892)	(2,045,872)	(16,508,960)	(8,523,494)	(4,586,719)	(19,660,195)	(2,221,427)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($8,755,437)	($499,568)	($1,623,946)	($16,363,967)	($8,089,903)	($4,700,601)	($18,696,390)	($1,911,412)

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Operations commenced on June 30, 2008.

(3)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named the PL Mid-Cap Value Fund.

(4)	Dividends were net of $18,560, $0, $0, $71,548, $0, $0, $193,459 and $605 foreign taxes withheld respectively. No foreign tax was withheld on realized and change in unrealized capital gains for all funds.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 (Unaudited)

	PL Main Street	PL Emerging	PL Managed	PL Inflation		PL Mid-Cap
	Core	Markets	Bond	Managed	PL Comstock	Growth	PL Real Estate
	Fund	Fund	Fund (1)	Fund (1)	Fund (1)	Fund (1)	Fund (1)

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (2)	$1,092,986	$753,037	$24,896	$3,084	$1,711,644	$164,583	$744,126
Dividends from mutual fund investments	6,564	21,251	18,114	14,236	1,619	1,331	20,760
Interest	8,580	—	4,679,856	2,981,257	45,025	17,807	—

Total Investment Income	1,108,130	774,288	4,722,866	2,998,577	1,758,288	183,721	764,886

EXPENSES
Advisory fees	338,384	209,870	447,204	290,573	535,056	174,978	200,064
Administration fees	199,609	75,567	290,636	186,711	203,968	69,936	65,014
Support services expenses	12,494	6,896	23,369	17,418	12,458	12,123	6,170
Custodian fees and expenses	64,312	105,184	41,866	39,834	18,625	19,708	18,244
Shareholder report expenses	6,281	3,347	11,460	8,522	6,378	5,898	3,046
Distribution and/or service fees
Class A	153,351	57,748	221,920	140,919	155,312	51,163	49,804
Class B	—	—	1,920	1,778	1,186	2,456	232
Class C	—	—	4,506	4,808	1,568	2,376	518
Transfer agency out-of-pocket expenses	18,760	9,984	34,401	25,877	19,297	17,760	9,086
Registration fees	781	398	17,699	16,709	16,994	16,764	15,898
Legal and audit fees	11,974	6,555	23,447	17,616	11,657	12,765	6,447
Trustees’ compensation and expenses	1,709	924	3,498	2,610	1,680	1,873	947
Other	12,107	21,981	57,549	38,847	7,840	7,025	4,766

Total Expenses	819,762	498,454	1,179,475	792,222	992,019	394,825	380,236
Adviser Reimbursement and Administrator Reduction	(144,007)	(161,539)	(235,672)	(183,042)	(111,688)	(100,993)	(69,626)

Net Expenses	675,755	336,915	943,803	609,180	880,331	293,832	310,610

NET INVESTMENT INCOME (LOSS)	432,375	437,373	3,779,063	2,389,397	877,957	(110,111)	454,276

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (2)	(1,201,590)	2,971,554	462,429	(2,931,863)	(13,109,674)	1,692,795	(1,533,751)
Closed short positions	—	—	525,299	290,347	—	—	—
Futures contracts and swap transactions	—	—	(356,563)	397,842	—	—	—
Written option transactions	—	—	(116,474)	229,084	—	—	—
Foreign currency transactions	—	(82,552)	1,737,958	608,205	—	(20,408)	(14)

Net Realized Gain (Loss)	(1,201,590)	2,889,002	2,252,649	(1,406,385)	(13,109,674)	1,672,387	(1,533,765)

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (2)	(13,686,289)	(12,396,004)	(14,876,727)	(5,662,601)	(646,238)	(5,702,927)	(462,010)
Short positions	—	—	360,170	(564,894)	—	—	—
Futures contracts and swaps	—	—	(2,608,282)	(951,184)	—	—	—
Written options	—	—	551,224	86,752	—	—	—
Foreign currencies	—	(38,058)	(978,496)	(586,657)	—	114	5,854

Change in Net Unrealized Depreciation	(13,686,289)	(12,434,062)	(17,552,111)	(7,678,584)	(646,238)	(5,702,813)	(456,156)

NET LOSS	(14,887,879)	(9,545,060)	(15,299,462)	(9,084,969)	(13,755,912)	(4,030,426)	(1,989,921)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($14,455,504)	($9,107,687)	($11,520,399)	($6,695,572)	($12,877,955)	($4,140,537)	($1,535,645)

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Dividends were net of $67, $72,713, $0, $0, $11,442, $3,001, and $5,313 foreign taxes withheld, respectively. Realized gains on investment security transactions for the PL Emerging Markets Fund are net of foreign capital gains tax withheld of $16,454. Change in unrealized appreciation (depreciation) on securities for the PL Emerging Markets Fund are net of decrease in deferred foreign capital gains tax of $11,557. No foreign tax was withheld on realized and change in unrealized capital gains for all other funds.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization
	Conservative Fund		Moderate-Conservative Fund		Moderate Fund		Moderate-Aggressive Fund

	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2008(1)	March 31, 2008	2008(1)	March 31, 2008	2008(1)	March 31, 2008	2008(1)	March 31, 2008

OPERATIONS
Net investment income	$1,054,552	$1,031,918	$1,393,944	$2,123,461	$3,334,450	$6,014,229	$1,523,418	$3,871,871
Net realized gain	1,035,171	303,776	894,161	2,295,390	2,133,376	15,927,323	1,607,612	21,822,277
Net change in unrealized appreciation (depreciation)	(6,937,451)	400,329	(13,509,991)	(3,320,683)	(55,389,738)	(26,223,343)	(64,007,561)	(42,809,069)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,847,728)	1,736,023	(11,221,886)	1,098,168	(49,921,912)	(4,281,791)	(60,876,531)	(17,114,921)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(103,698)	(531,437)	(157,769)	(1,425,082)	(453,569)	(5,458,244)	(149,751)	(5,437,711)
Class B (2)	(13,965)	(93,827)	(21,037)	(333,338)	(28,786)	(1,215,376)	—	(1,410,876)
Class C (2)	(66,854)	(463,810)	(75,896)	(1,117,493)	(93,155)	(4,021,034)	—	(3,826,531)
Class R (2)	(5,269)	(23,368)	(9,280)	(59,244)	(16,902)	(195,594)	(1,450)	(64,206)
Net realized gains
Class A	(64,214)	(209,271)	(463,724)	(658,537)	(3,015,177)	(4,077,288)	(4,360,077)	(5,711,468)
Class B (2)	(13,519)	(45,198)	(143,096)	(205,953)	(878,553)	(1,200,808)	(1,431,835)	(1,947,303)
Class C (2)	(67,381)	(233,240)	(482,131)	(624,293)	(2,839,022)	(3,814,994)	(3,957,648)	(5,128,058)
Class R (2)	(3,654)	(8,338)	(31,485)	(24,240)	(140,300)	(122,276)	(90,242)	(57,135)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(338,554)	(1,608,489)	(1,384,418)	(4,448,180)	(7,465,464)	(20,105,614)	(9,991,003)	(23,583,288)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	13,339,732	21,699,302	10,601,297	26,786,982	36,144,022	90,498,782	36,029,914	102,741,478
Class B (2)	3,600,770	2,889,866	3,235,341	6,478,280	9,227,660	22,739,582	8,692,312	26,122,220
Class C (2)	15,045,791	18,772,296	15,045,919	31,735,726	34,630,988	88,147,744	31,039,136	84,619,763
Class R (2)	1,364,816	1,423,394	1,678,521	2,222,980	4,618,183	9,780,636	2,788,294	2,834,483
Dividends and distribution reinvestments
Class A	156,197	671,896	576,187	1,922,011	3,268,836	8,883,146	4,299,445	10,557,264
Class B (2)	24,451	122,552	152,939	486,546	862,630	2,286,118	1,382,950	3,231,375
Class C (2)	126,415	640,312	519,766	1,613,168	2,817,141	7,435,720	3,820,761	8,623,537
Class R (2)	8,923	31,705	40,765	83,484	157,202	317,870	91,692	121,341
Cost of shares repurchased
Class A	(6,233,094)	(10,137,716)	(11,252,700)	(13,267,287)	(26,513,627)	(45,953,150)	(25,543,552)	(50,714,636)
Class B (2)	(711,054)	(941,476)	(1,984,043)	(3,575,516)	(6,122,766)	(9,420,718)	(6,327,319)	(12,248,484)
Class C (2)	(6,323,006)	(9,986,687)	(7,389,779)	(14,126,323)	(23,323,594)	(39,549,604)	(20,228,272)	(35,599,020)
Class R (2)	(429,848)	(35,505)	(720,010)	(573,828)	(1,104,533)	(4,215,753)	(294,093)	(501,459)

Net Increase in Net Assets from Capital Share Transactions	19,970,093	25,149,939	10,504,203	39,786,223	34,662,142	130,950,373	35,751,268	139,787,862

NET INCREASE (DECREASE) IN NET ASSETS	14,783,811	25,277,473	(2,102,101)	36,436,211	(22,725,234)	106,562,968	(35,116,266)	99,089,653

NET ASSETS
Beginning of Period/Year	56,367,542	31,090,069	116,717,037	80,280,826	437,269,550	330,706,582	459,033,938	359,944,285

End of Period/Year	$71,151,353	$56,367,542	$114,614,936	$116,717,037	$414,544,316	$437,269,550	$423,917,672	$459,033,938

Undistributed Net Investment Income	$1,053,076	$188,310	$1,389,995	$260,033	$3,320,392	$578,354	$1,508,929	$136,712

(1)	Unaudited.

(2)	Effective June 23, 2008, Class B, C, and R shares are offered to the PL Portfolio Optimization Funds only (see Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Portfolio Optimization		PL Money Market		PL Small-Cap Growth		PL International Value
	Aggressive Fund		Fund		Fund(1)		Fund(1)
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2008 (2)	March 31, 2008	2008 (2)	March 31, 2008	2008 (2)	March 31, 2008	2008 (2)	March 31, 2008

OPERATIONS
Net investment income (loss)	($117,347)	$465,955	$321,722	$1,040,367	($208,290)	($508,540)	$2,420,138	$1,610,801
Net realized gain (loss)	(1,889,123)	11,713,864	136	7	(1,896,091)	3,356,491	(5,518,200)	1,927,822
Net change in unrealized appreciation (depreciation)	(26,671,073)	(27,992,579)	—	—	(1,585,236)	(6,358,120)	(28,401,128)	(16,656,715)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,677,543)	(15,812,760)	321,858	1,040,374	(3,689,617)	(3,510,169)	(31,499,190)	(13,118,092)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(2,489,729)	(321,722)	(1,040,367)	—	—	(552,926)	(1,059,002)
Class B (3)	—	(582,138)	—	—	—	—	—	(524)
Class C (3)	—	(1,511,445)	—	—	—	—	—	—
Class R (3)	—	(25,704)	—	—	—	—	—	—
Net realized gains
Class A	(2,731,262)	(3,003,207)	—	—	—	(5,415,705)	(20,366)	(2,423,998)
Class B (3)	(856,254)	(924,245)	—	—	—	(50,731)	—	(12,039)
Class C (3)	(2,100,835)	(2,231,500)	—	—	—	(43,934)	—	(21,820)
Class R (3)	(47,288)	(22,989)	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(5,735,639)	(10,790,957)	(321,722)	(1,040,367)	—	(5,510,370)	(573,292)	(3,517,383)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	18,088,108	55,707,224	51,768,184	91,048,917	3,474,911	6,194,051	20,349,713	64,544,215
Class B (3)	3,771,359	15,649,040	—	—	933	40,720	12,969	95,101
Class C (3)	10,940,467	51,641,272	—	—	488	49,726	1,889	127,475
Class R (3)	987,738	1,039,751	—	—	—	—	—	—
Dividends and distribution reinvestments
Class A	2,643,614	5,257,925	296,213	988,340	—	5,415,301	571,986	3,474,020
Class B (3)	822,608	1,446,408	—	—	—	50,731	—	12,500
Class C (3)	2,032,554	3,631,381	—	—	—	43,934	—	21,103
Class R (3)	47,288	48,325	—	—	—	—	—	—
Cost of shares repurchased
Class A	(12,905,428)	(27,705,613)	(47,462,506)	(70,498,425)	(6,222,320)	(6,867,565)	(10,388,253)	(4,620,026)
Class B (3)	(2,233,003)	(6,933,114)	—	—	(8,001)	(85,296)	(22,749)	(173,379)
Class C (3)	(10,337,674)	(25,231,817)	—	—	(58,646)	(159,671)	(131,720)	(536,005)
Class R (3)	(63,565)	(66,193)	—	—	—	—	—	—
Share class conversions
Class A (1)	—	—	—	—	625,267	—	1,304,727	—
Class B (1)	—	—	—	—	(374,698)	—	(508,837)	—
Class C (1)	—	—	—	—	(250,569)	—	(795,890)	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	13,794,066	74,484,589	4,601,891	21,538,832	(2,812,635)	4,681,931	10,393,835	62,945,004

NET INCREASE (DECREASE) IN NET ASSETS	(20,619,116)	47,880,872	4,602,027	21,538,839	(6,502,252)	(4,338,608)	(21,678,647)	46,309,529

NET ASSETS
Beginning of Period/Year	202,914,148	155,033,276	42,636,431	21,097,592	37,912,953	42,251,561	125,532,712	79,223,183

End of Period/Year	$182,295,032	$202,914,148	$47,238,458	$42,636,431	$31,410,701	$37,912,953	$103,854,065	$125,532,712

Undistributed/Accumulated Net Investment Income (Loss)	($123,239)	($5,892)	$8,980	$8,980	($212,837)	($4,547)	$2,317,695	$450,483

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Unaudited.

(3)	Effective June 23, 2008, Class B, C, and R shares are offered to the PL Portfolio Optimization Funds only (see Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Large-Cap Value		PL Short Duration Bond		PL Floating Rate Loan	PL Growth LT
	Fund (1)		Fund (1)		Fund	Fund (1)
	Six-Month		Six-Month			Six-Month
	Period Ended		Period Ended		Period Ended	Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	September 30,	Year Ended
	2008 (2)	March 31, 2008	2008 (2)	March 31, 2008	2008 (2), (3)	2008 (2)	March 31, 2008

OPERATIONS
Net investment income	$457,221	$527,773	$1,316,324	$2,704,236	$421,926	$144,993	$262,960
Net realized gain (loss)	(3,522,287)	880,800	295,336	1,759,234	78,254	(2,433,594)	2,686,394
Net change in unrealized appreciation (depreciation)	(5,690,371)	(8,447,223)	(2,111,228)	1,528,070	(2,124,126)	(14,075,366)	(5,069,364)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,755,437)	(7,038,650)	(499,568)	5,991,540	(1,623,946)	(16,363,967)	(2,120,010)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(84,688)	(500,421)	(1,289,376)	(2,704,239)	(417,189)	—	(290,119)
Class B	—	—	(177)	(1,158)	—	—	—
Class C	—	—	(164)	(3,947)	—	—	—
Net realized gains
Class A	(78,132)	(1,240,297)	(1,391,760)	—	—	(1,903,771)	(1,377,242)
Class B	—	(12,854)	—	—	—	—	(8,123)
Class C	—	(25,296)	—	—	—	—	(8,423)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(162,820)	(1,778,868)	(2,681,477)	(2,709,344)	(417,189)	(1,903,771)	(1,683,907)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	32,067,538	21,853,160	7,992,132	16,073,706	37,062,338	36,477,212	19,685,481
Class B	891	55,034	—	173	—	945	39,696
Class C	4,759	65,017	2,046	28,127	—	1,963	49,752
Dividends and distribution reinvestments
Class A	162,582	1,737,222	2,681,134	2,704,239	417,189	1,901,816	1,666,001
Class B	—	12,814	177	1,151	—	—	8,101
Class C	—	24,124	152	3,879	—	—	7,716
Cost of shares repurchased
Class A	(1,576,966)	(2,663,274)	(29,926,043)	(5,193,251)	(163,658)	(1,480,670)	(2,309,247)
Class B	(562,898)	(122,103)	—	(8,201)	—	(3,740)	(79,779)
Class C	(1,024,284)	(500,553)	(16,783)	(426,662)	—	(33,231)	(495,041)
Share class conversions
Class A (1)	1,315,179	—	69,326	—	—	731,518	—
Class B (1)	(487,057)	—	(39,694)	—	—	(403,971)	—
Class C (1)	(828,122)	—	(29,633)	—	—	(327,547)	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	29,071,622	20,461,441	(19,267,186)	13,183,161	37,315,869	36,864,295	18,572,680

NET INCREASE (DECREASE) IN NET ASSETS	20,153,365	11,643,923	(22,448,231)	16,465,357	35,274,734	18,596,557	14,768,763

NET ASSETS
Beginning of Period/Year	70,483,485	58,839,562	83,768,080	67,302,723	—	77,942,593	63,173,830

End of Period/Year	$90,636,850	$70,483,485	$61,319,849	$83,768,080	$35,274,734	$96,539,150	$77,942,593

Undistributed/Accumulated Net Investment Income (Loss)	$447,610	$75,077	$31,861	$5,254	$4,737	$121,209	$(23,784)

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Unaudited.

(3)	Operations commenced on June 30, 2008.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Mid-Cap Equity		PL Large-Cap Growth		PL International Large-Cap		PL Small-Cap
	Fund (1), (2)		Fund (2)		Fund (2)		Value Fund
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Period Ended
	2008 (3)	March 31, 2008	2008 (3)	March 31, 2008	2008 (3)	March 31, 2008	2008 (3)	March 31, 2008 (4)

OPERATIONS
Net investment income (loss)	$433,591	$446,836	$(113,882)	$(271,217)	$963,805	$1,057,411	$310,015	$168,897
Net realized gain (loss)	(4,074,327)	(1,322,294)	(2,026,049)	997,280	(1,231,236)	2,448,353	(264,931)	(311,080)
Net change in unrealized depreciation	(4,449,167)	(12,947,075)	(2,560,670)	(859,931)	(18,428,959)	(5,108,945)	(1,956,496)	(1,572,901)

Net Decrease in Net Assets Resulting from Operations	(8,089,903)	(13,822,533)	(4,700,601)	(133,868)	(18,696,390)	(1,603,181)	(1,911,412)	(1,715,084)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(232,929)	(220,826)	—	—	(95,255)	(866,389)	(50,852)	(118,054)
Class B	—	—	—	—	—	(2,106)	—	—
Class C	—	—	—	—	—	(1,225)	—	—
Net realized gains
Class A	(5,997)	(8,404,781)	—	—	(781,483)	(4,258,607)	—	—
Class B	—	(7,881)	—	—	—	(32,096)	—	—
Class C	—	(22,860)	—	—	—	(37,947)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(238,926)	(8,656,348)	—	—	(876,738)	(5,198,370)	(50,852)	(118,054)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	10,214,676	30,097,244	2,737,872	3,533,877	12,704,005	23,343,032	25,532,991	25,756,137
Class B	1,150	17,494	1,647	28,524	17,226	92,953	—	—
Class C	66	33,517	1,242	84,574	5,667	87,980	—	—
Dividends and distribution reinvestments
Class A	238,924	8,625,604	—	—	875,769	5,118,160	50,852	118,054
Class B	—	7,796	—	—	—	34,170	—	—
Class C	—	22,857	—	—	—	38,494	—	—
Cost of shares repurchased
Class A	(7,738,403)	(2,292,165)	(3,122,878)	(6,893,473)	(2,191,946)	(2,506,948)	(2,440,823)	(4,929,220)
Class B	(25)	(44,073)	(415,899)	(57,744)	(609,212)	(143,775)	—	—
Class C	(11,832)	(94,464)	(669,350)	(274,963)	(588,708)	(386,656)	—	—
Share class conversions
Class A (2)	210,133	—	981,076	—	1,115,829	—	—	—
Class B (2)	(60,101)	—	(406,919)	—	(608,612)	—	—	—
Class C (2)	(150,032)	—	(574,157)	—	(507,217)	—	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,704,556	36,373,810	(1,467,366)	(3,579,205)	10,212,801	25,677,410	23,143,020	20,944,971

NET INCREASE (DECREASE) IN NET ASSETS	(5,624,273)	13,894,929	(6,167,967)	(3,713,073)	(9,360,327)	18,875,859	21,180,756	19,111,833

NET ASSETS
Beginning of Period/Year	85,423,318	71,528,389	27,251,116	30,964,189	97,248,331	78,372,472	19,111,833	—

End of Period/Year	$79,799,045	$85,423,318	$21,083,149	$27,251,116	$87,888,004	$97,248,331	$40,292,589	$19,111,833

Undistributed/Accumulated Net Investment Income (Loss)	$424,681	$224,019	$(125,969)	$(12,087)	$957,702	$89,152	$315,803	$56,640

(1)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named PL Mid-Cap Value Fund.

(2)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(3)	Unaudited.

(4)	Operations commenced on June 29, 2007.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Main Street Core		PL Emerging Markets		PL Managed Bond		PL Inflation Managed
	Fund		Fund		Fund (1)		Fund (1)
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2008 (2)	March 31, 2008	2008 (2)	March 31, 2008	2008 (2)	March 31, 2008	2008 (2)	March 31, 2008

OPERATIONS
Net investment income	$432,375	$722,380	$437,373	$251,036	$3,779,063	$5,809,176	$2,389,397	$5,091,238
Net realized gain (loss)	(1,201,590)	(5,429,518)	2,889,002	8,880,626	2,252,649	4,465,452	(1,406,385)	9,105,556
Net change in unrealized appreciation (depreciation)	(13,686,289)	(6,306,883)	(12,434,062)	(1,172,814)	(17,552,111)	4,170,522	(7,678,584)	1,683,472

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,455,504)	(11,014,021)	(9,107,687)	7,958,848	(11,520,399)	14,445,150	(6,695,572)	15,880,266

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(204,354)	(707,894)	(12,163)	(158,409)	(5,032,085)	(5,296,109)	(2,248,507)	(4,949,549)
Class B	—	—	—	—	(3,708)	(23,230)	(1,803)	(33,592)
Class C	—	—	—	—	(8,416)	(62,747)	(4,855)	(93,257)
Net realized gains
Class A	—	(5,703,935)	(3,950,682)	(6,068,532)	(6,841,800)	(156,804)	(7,952,335)	—
Class B	—	—	—	—	—	(1,161)	—	—
Class C	—	—	—	—	—	(3,392)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(204,354)	(6,411,829)	(3,962,845)	(6,226,941)	(11,886,009)	(5,543,443)	(10,207,500)	(5,076,398)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	16,961,597	39,400,204	2,426,987	2,449,166	22,142,313	70,464,965	8,878,414	30,294,992
Class B	—	—	—	—	10,549	30,708	260	16,612
Class C	—	—	—	—	2,266	285,315	1,070	41,626
Dividends and distribution reinvestments
Class A	204,354	6,411,829	3,962,845	6,226,941	11,847,894	5,429,652	10,167,691	4,938,226
Class B	—	—	—	—	3,464	22,633	1,614	30,170
Class C	—	—	—	—	8,081	63,175	4,303	81,721
Cost of shares repurchased
Class A	(2,654,535)	(3,586,246)	(3,731,256)	(14,151,795)	(16,889,509)	(10,766,617)	(29,135,770)	(5,727,890)
Class B	—	—	—	—	(8,663)	(164,406)	(126,125)	(155,126)
Class C	—	—	—	—	(321,532)	(974,609)	(80,992)	(852,419)
Share class conversions
Class A (1)	—	—	—	—	2,590,719	—	2,785,176	—
Class B (1)	—	—	—	—	(824,773)	—	(718,824)	—
Class C (1)	—	—	—	—	(1,765,946)	—	(2,066,352)	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,511,416	42,225,787	2,658,576	(5,475,688)	16,794,863	64,390,816	(10,289,535)	28,667,912

NET INCREASE (DECREASE) IN NET ASSETS	(148,442)	24,799,937	(10,411,956)	(3,743,781)	(6,611,545)	73,292,523	(27,192,607)	39,471,780

NET ASSETS
Beginning of Period/Year	111,936,196	87,136,259	47,632,713	51,376,494	178,789,283	105,496,760	125,449,963	85,978,183

End of Period/Year	$111,787,754	$111,936,196	$37,220,757	$47,632,713	$172,177,738	$178,789,283	$98,257,356	$125,449,963

Undistributed/Accumulated Net Investment Income (Loss)	$429,258	$201,237	$395,688	($29,522)	($779,676)	$485,470	$386,826	$252,594

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Comstock		PL Mid-Cap Growth		PL Real Estate
	Fund (1)		Fund (1)		Fund (1)
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2008 (2)	March 31, 2008	2008 (2)	March 31, 2008	2008 (2)	March 31, 2008

OPERATIONS
Net investment income (loss)	$877,957	$1,194,978	$(110,111)	$(147,165)	$454,276	$365,982
Net realized gain (loss)	(13,109,674)	1,601,296	1,672,387	10,548,598	(1,533,765)	109,934
Net change in unrealized depreciation	(646,238)	(21,558,939)	(5,702,813)	(4,475,115)	(456,156)	(7,743,766)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,877,955)	(18,762,665)	(4,140,537)	5,926,318	(1,535,645)	(7,267,850)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(334,730)	(1,042,485)	—	—	(224,476)	(527,192)
Class B	—	(293)	—	—	—	(531)
Class C	—	—	—	—	—	(1,573)
Net realized gains
Class A	—	(2,859,888)	(1,551,981)	(11,271,959)	—	(2,467,699)
Class B	—	(17,317)	—	(232,340)	—	(7,070)
Class C	—	(25,351)	—	(236,491)	—	(18,045)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(334,730)	(3,945,334)	(1,551,981)	(11,740,790)	(224,476)	(3,022,110)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	17,136,775	63,995,032	2,754,550	6,445,182	3,868,378	16,144,820
Class B	1,314	61,621	5,481	104,389	1,095	16,876
Class C	5,632	94,098	6,595	136,310	1,831	93,542
Dividends and distribution reinvestments
Class A	334,610	3,901,393	1,544,383	11,246,534	224,476	2,994,888
Class B	—	17,609	—	209,330	—	7,599
Class C	—	23,926	—	227,260	—	19,579
Cost of shares repurchased
Class A	(21,398,139)	(4,957,385)	(26,338,152)	(25,506,434)	(2,952,681)	(2,590,529)
Class B	(497,848)	(137,263)	(39,846)	(182,470)	(466)	(75,586)
Class C	(721,612)	(424,527)	(194,930)	(607,714)	(6,890)	(148,337)
Share class conversions
Class A (1)	1,054,821	—	1,945,550	—	304,189	—
Class B (1)	(467,415)	—	(1,041,725)	—	(95,040)	—
Class C (1)	(587,406)	—	(903,825)	—	(209,149)	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,139,268)	62,574,504	(22,261,919)	(7,927,613)	1,135,743	16,462,852

NET INCREASE (DECREASE) IN NET ASSETS	(18,351,953)	39,866,505	(27,954,437)	(13,742,085)	(624,378)	6,172,892

NET ASSETS
Beginning of Period/Year	125,534,891	85,668,386	52,225,846	65,967,931	38,186,975	32,014,083

End of Period/Year	$107,182,938	$125,534,891	$24,271,409	$52,225,846	$37,562,597	$38,186,975

Undistributed/Accumulated Net Investment Income (Loss)	$870,888	$327,661	$(269,607)	$(159,496)	$245,388	$15,588

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENT OF CASH FLOWS (1)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 (Unaudited)

PL Floating
Rate Loan
Fund (2)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(1,623,946)

Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of long-term securities	(43,644,145)
Proceeds from disposition of long-term securities	6,301,222
Increase in receivable for securities sold	(1,509,105)
Increase in dividends and interest receivable	(203,300)
Increase in due from adviser	(11,279)
Increase in payable for securities purchased	7,793,848
Increase in distribution fee payable	1,470
Increase in accrued advisory fees	22,394
Increase in administration fees payable	8,958
Increase in accrued support service fees	3,452
Increase in accrued custodian expenses	12,231
Increase in legal and audit fees	3,824
Increase in deferred trustee compensation and expenses	200
Increase in transfer agency out-of-pocket expenses	3,370
Increase in accrued other liabilities	4,848
Net amortization on investments	(91,616)
Net realized gain on investment securities	(78,254)
Net unrealized depreciation on investments	2,124,126

Net cash flow used by operating activities	(30,881,702)

CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from shares sold	37,038,482
Payment of shares redeemed	(163,658)

Net cash flow provided by financing activities	36,874,824

NET INCREASE IN CASH	5,993,122

CASH:
Net change in cash	5,993,122
Beginning of the period	—

End of the period	$5,993,122

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments. The PL Floating Rate Loan Fund has not met the exemption criteria under Statement of Financial Accounting Standards No. 102, Statement of Cash Flows – Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, issued by the Financial Accounting Standards Board and therefore includes a Statement of Cash Flows. All other funds have met the exception criteria.

(2)	Operations commenced on June 30, 2008.
See Notes to Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions
		Net Asset					Distributions
		Value,	Net			Total	from	Distributions
		Beginning of	Investment		Net Realized	from	Net	from
		Year or	Income		and Unrealized	Investment	Investment	Capital	Total
For the Year or Period Ended		Period	(Loss)		Gain (Loss)	Operations	Income	Gains	Distributions

PL Portfolio Optimization Conservative Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$10.55	$0.19		$(0.88)	$(0.69)	$(0.04)	$(0.02)	$(0.06)
	4/1/2007 - 3/31/2008 (4)	10.51	0.34		0.19	0.53	(0.35)	(0.14)	(0.49)
	4/1/2006 - 3/31/2007 (4)	10.34	0.29		0.33	0.62	(0.28)	(0.17)	(0.45)
	4/1/2005 - 3/31/2006 (4)	10.18	0.22		0.20	0.42	(0.23)	(0.03)	(0.26)
	4/1/2004 - 3/31/2005 (4)	10.15	0.13		0.05	0.18	(0.13)	(0.02)	(0.15)
	12/31/2003 - 3/31/2004 (4)	10.00	0.02		0.13	0.15	—	—	—

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$10.49	$0.15		$(0.88)	$(0.73)	$(0.02)	$(0.02)	$(0.04)
	4/1/2007 - 3/31/2008 (4)	10.46	0.26		0.19	0.45	(0.28)	(0.14)	(0.42)
	4/1/2006 - 3/31/2007 (4)	10.30	0.23		0.33	0.56	(0.23)	(0.17)	(0.40)
	4/1/2005 - 3/31/2006 (4)	10.14	0.17		0.20	0.37	(0.18)	(0.03)	(0.21)
	4/1/2004 - 3/31/2005 (4)	10.14	0.08		0.04	0.12	(0.10)	(0.02)	(0.12)
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.14	0.14	—	—	—

Class C:	4/1/2008 - 9/30/2008 (4),(5)	$10.49	$0.15		$(0.89)	$(0.74)	$(0.02)	$(0.02)	$(0.04)
	4/1/2007 - 3/31/2008 (4)	10.45	0.26		0.20	0.46	(0.28)	(0.14)	(0.42)
	4/1/2006 - 3/31/2007 (4)	10.29	0.23		0.33	0.56	(0.23)	(0.17)	(0.40)
	4/1/2005 - 3/31/2006 (4)	10.13	0.17		0.20	0.37	(0.18)	(0.03)	(0.21)
	4/1/2004 - 3/31/2005 (4)	10.13	0.08		0.04	0.12	(0.10)	(0.02)	(0.12)
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.13	0.13	—	—	—

Class R:	4/1/2008 - 9/30/2008 (4),(5)	$10.53	$0.18		$(0.89)	$(0.71)	$(0.03)	$(0.02)	$(0.05)
	4/1/2007 - 3/31/2008 (4)	10.50	0.31		0.19	0.50	(0.33)	(0.14)	(0.47)
	4/1/2006 - 3/31/2007 (4)	10.33	0.28		0.34	0.62	(0.28)	(0.17)	(0.45)
	9/30/2005 - 3/31/2006 (4)	10.35	0.11		0.09	0.20	(0.21)	(0.01)	(0.22)

PL Portfolio Optimization Moderate-Conservative Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$10.96	$0.15		$(1.09)	$(0.94)	$(0.03)	$(0.10)	$(0.13)
	4/1/2007 - 3/31/2008 (4)	11.21	0.28		(0.01)	0.27	(0.34)	(0.18)	(0.52)
	4/1/2006 - 3/31/2007 (4)	10.87	0.23		0.61	0.84	(0.25)	(0.25)	(0.50)
	4/1/2005 - 3/31/2006 (4)	10.33	0.18		0.57	0.75	(0.19)	(0.02)	(0.21)
	4/1/2004 - 3/31/2005 (4)	10.14	0.11		0.22	0.33	(0.12)	(0.02)	(0.14)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.13	0.14	—	—	—

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$10.89	$0.11		$(1.09)	$(0.98)	$(0.01)	$(0.10)	$(0.11)
	4/1/2007 - 3/31/2008 (4)	11.15	0.20		(0.02)	0.18	(0.26)	(0.18)	(0.44)
	4/1/2006 - 3/31/2007 (4)	10.82	0.17		0.61	0.78	(0.20)	(0.25)	(0.45)
	4/1/2005 - 3/31/2006 (4)	10.29	0.13		0.56	0.69	(0.14)	(0.02)	(0.16)
	4/1/2004 - 3/31/2005 (4)	10.13	0.06		0.21	0.27	(0.09)	(0.02)	(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	(—)	(6)	0.13	0.13	—	—	—

Class C:	4/1/2008 - 9/30/2008 (4),(5)	$10.89	$0.11		$(1.08)	$(0.97)	$(0.02)	$(0.10)	$(0.12)
	4/1/2007 - 3/31/2008 (4)	11.16	0.20		(0.02)	0.18	(0.27)	(0.18)	(0.45)
	4/1/2006 - 3/31/2007 (4)	10.83	0.17		0.61	0.78	(0.20)	(0.25)	(0.45)
	4/1/2005 - 3/31/2006 (4)	10.29	0.13		0.57	0.70	(0.14)	(0.02)	(0.16)
	4/1/2004 - 3/31/2005 (4)	10.13	0.06		0.21	0.27	(0.09)	(0.02)	(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	(—)	(6)	0.13	0.13	—	—	—

			Ratios/Supplemental Data
					Ratios of	Ratios of	Ratios of
		Net Asset		Net Assets,	Expenses After	Expenses Before	Net Investment
		Value,		End of Year	Expense Reductions	Expense Reductions	Income (Loss)	Portfolio
		End of Year	Total	or Period	to Average	to Average	to Average	Turnover
For the Year or Period Ended		or Period	Returns (1)	(in thousands)	Net Assets (2), (3)	Net Assets (3)	Net Assets (3)	Rates

PL Portfolio Optimization Conservative Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$9.80	(6.56%)	$29,143	0.11%	0.90%	3.66%	18.56%
	4/1/2007 - 3/31/2008 (4)	10.55	5.15%	24,003	0.00%	0.94%	3.20%	43.30%
	4/1/2006 - 3/31/2007 (4)	10.51	6.12%	11,730	0.02%	1.37%	2.77%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.34	4.12%	9,887	0.03%	1.57%	2.17%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.18	1.74%	8,262	0.00%	2.35%	1.29%	20.21%
	12/31/2003 - 3/31/2004 (4)	10.15	1.50%	1,957	0.00%	4.50%	0.61%	9.38%

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$9.72	(6.91%)	$7,289	0.86%	1.65%	2.91%	18.56%
	4/1/2007 - 3/31/2008 (4)	10.49	4.42%	4,895	0.75%	1.69%	2.45%	43.30%
	4/1/2006 - 3/31/2007 (4)	10.46	5.52%	2,822	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.30	3.56%	1,923	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.14	1.25%	1,450	0.50%	2.85%	0.79%	20.21%
	12/31/2003 - 3/31/2004 (4)	10.14	1.40%	449	0.50%	5.00%	0.11%	9.38%

Class C:	4/1/2008 - 9/30/2008 (4),(5)	$9.71	(7.01%)	$32,305	0.86%	1.65%	2.91%	18.56%
	4/1/2007 - 3/31/2008 (4)	10.49	4.48%	25,841	0.75%	1.69%	2.45%	43.30%
	4/1/2006 - 3/31/2007 (4)	10.45	5.55%	16,322	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.29	3.65%	11,342	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.13	1.18%	8,908	0.50%	2.85%	0.79%	20.21%
	12/31/2003 - 3/31/2004 (4)	10.13	1.30%	3,739	0.50%	5.00%	0.11%	9.38%

Class R:	4/1/2008 - 9/30/2008 (4),(5)	$9.77	(6.70%)	$2,414	0.36%	1.15%	3.41%	18.56%
	4/1/2007 - 3/31/2008 (4)	10.53	4.90%	1,629	0.25%	1.19%	2.95%	43.30%
	4/1/2006 - 3/31/2007 (4)	10.50	6.13%	216	0.10%	1.43%	2.68%	35.84%
	9/30/2005 - 3/31/2006 (4)	10.33	1.90%	10	0.03%	1.57%	2.17%	66.26%

PL Portfolio Optimization Moderate-Conservative Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$9.89	(8.65%)	$45,327	0.10%	0.87%	2.72%	15.60%
	4/1/2007 - 3/31/2008 (4)	10.96	2.31%	50,389	0.00%	0.82%	2.50%	10.38%
	4/1/2006 - 3/31/2007 (4)	11.21	7.93%	36,345	0.01%	1.18%	2.13%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.87	7.23%	28,292	0.02%	1.32%	1.72%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.33	3.28%	19,664	0.00%	1.74%	1.05%	7.82%
	12/31/2003 - 3/31/2004 (4)	10.14	1.40%	5,197	0.00%	2.86%	0.46%	2.81%

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$9.80	(9.05%)	$14,861	0.85%	1.62%	1.97%	15.60%
	4/1/2007 - 3/31/2008 (4)	10.89	1.53%	15,092	0.75%	1.57%	1.75%	10.38%
	4/1/2006 - 3/31/2007 (4)	11.15	7.39%	12,098	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.82	6.70%	9,058	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.29	2.69%	6,699	0.50%	2.24%	0.55%	7.82%
	12/31/2003 - 3/31/2004 (4)	10.13	1.30%	3,013	0.50%	3.36%	(0.04%)	2.81%

Class C:	4/1/2008 - 9/30/2008 (4),(5)	$9.80	(9.04%)	$50,770	0.85%	1.62%	1.97%	15.60%
	4/1/2007 - 3/31/2008 (4)	10.89	1.51%	48,205	0.75%	1.57%	1.75%	10.38%
	4/1/2006 - 3/31/2007 (4)	11.16	7.38%	30,464	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.83	6.80%	23,860	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.29	2.70%	15,375	0.50%	2.24%	0.55%	7.82%
	12/31/2003 - 3/31/2004 (4)	10.13	1.30%	5,354	0.50%	3.36%	(0.04%)	2.81%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions
		Net Asset				Distributions
		Value,	Net		Total	from	Distributions
		Beginning of	Investment	Net Realized	from	Net	from
		Year or	Income	and Unrealized	Investment	Investment	Capital	Total
For the Year or Period Ended		Period	(Loss)	Gain (Loss)	Operations	Income	Gains	Distributions

PL Portfolio Optimization Moderate-Conservative Fund (Continued)
Class R:	4/1/2008 - 9/30/2008 (4),(5)	$10.94	$0.13	$(1.08)	$(0.95)	$(0.03)	$(0.10)	$(0.13)
	4/1/2007 - 3/31/2008 (4)	11.20	0.25	(0.01)	0.24	(0.32)	(0.18)	(0.50)
	4/1/2006 - 3/31/2007 (4)	10.87	0.22	0.61	0.83	(0.25)	(0.25)	(0.50)
	9/30/2005 - 3/31/2006 (4)	10.67	0.09	0.29	0.38	(0.17)	(0.01)	(0.18)

PL Portfolio Optimization Moderate Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$11.51	$0.11	$(1.29)	$(1.18)	$(0.03)	$(0.17)	$(0.20)
	4/1/2007 - 3/31/2008 (4)	12.08	0.23	(0.17)	0.06	(0.35)	(0.28)	(0.63)
	4/1/2006 - 3/31/2007 (4)	11.56	0.18	0.88	1.06	(0.22)	(0.32)	(0.54)
	4/1/2005 - 3/31/2006 (4)	10.54	0.15	1.06	1.21	(0.16)	(0.03)	(0.19)
	4/1/2004 - 3/31/2005 (4)	10.14	0.08	0.43	0.51	(0.09)	(0.02)	(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.13	0.14	—	—	—

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$11.44	$0.06	$(1.28)	$(1.22)	$(0.01)	$(0.17)	$(0.18)
	4/1/2007 - 3/31/2008 (4)	12.02	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)
	4/1/2006 - 3/31/2007 (4)	11.51	0.11	0.89	1.00	(0.17)	(0.32)	(0.49)
	4/1/2005 - 3/31/2006 (4)	10.50	0.09	1.07	1.16	(0.12)	(0.03)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.13	0.03	0.43	0.46	(0.07)	(0.02)	(0.09)
	12/31/2003 - 3/31/2004 (4)	10.00	(—) (6)	0.13	0.13	—	—	—

Class C:	4/1/2008 - 9/30/2008 (4),(5)	$11.42	$0.06	$(1.27)	$(1.21)	$(0.01)	$(0.17)	$(0.18)
	4/1/2007 - 3/31/2008 (4)	12.00	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)
	4/1/2006 - 3/31/2007 (4)	11.50	0.11	0.88	0.99	(0.17)	(0.32)	(0.49)
	4/1/2005 - 3/31/2006 (4)	10.49	0.09	1.07	1.16	(0.12)	(0.03)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.12	0.03	0.43	0.46	(0.07)	(0.02)	(0.09)
	12/31/2003 - 3/31/2004 (4)	10.00	(—) (6)	0.12	0.12	—	—	—

Class R:	4/1/2008 - 9/30/2008 (4),(5)	$11.48	$0.09	$(1.28)	$(1.19)	$(0.02)	$(0.17)	$(0.19)
	4/1/2007 - 3/31/2008 (4)	12.06	0.20	(0.17)	0.03	(0.33)	(0.28)	(0.61)
	4/1/2006 - 3/31/2007 (4)	11.56	0.16	0.88	1.04	(0.22)	(0.32)	(0.54)
	9/30/2005 - 3/31/2006 (4)	11.05	0.07	0.60	0.67	(0.15)	(0.01)	(0.16)

PL Portfolio Optimization Moderate-Aggressive Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$11.79	$0.06	$(1.46)	$(1.40)	$(0.01)	$(0.24)	$(0.25)
	4/1/2007 - 3/31/2008 (4)	12.74	0.17	(0.41)	(0.24)	(0.33)	(0.38)	(0.71)
	4/1/2006 - 3/31/2007 (4)	12.02	0.12	1.12	1.24	(0.20)	(0.32)	(0.52)
	4/1/2005 - 3/31/2006 (4)	10.66	0.10	1.44	1.54	(0.13)	(0.05)	(0.18)
	4/1/2004 - 3/31/2005 (4)	10.11	0.05	0.58	0.63	(0.06)	(0.02)	(0.08)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.10	0.11	—	—	—

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$11.69	$0.02	$(1.46)	$(1.44)	$—	$(0.24)	$(0.24)
	4/1/2007 - 3/31/2008 (4)	12.67	0.07	(0.41)	(0.34)	(0.26)	(0.38)	(0.64)
	4/1/2006 - 3/31/2007 (4)	11.97	0.05	1.13	1.18	(0.16)	(0.32)	(0.48)
	4/1/2005 - 3/31/2006 (4)	10.63	0.04	1.45	1.49	(0.10)	(0.05)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.10	— (6)	0.58	0.58	(0.03)	(0.02)	(0.05)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.11	0.10	—	—	—

			Ratios/Supplemental Data
					Ratios of	Ratios of	Ratios of
		Net Asset		Net Assets,	Expenses After	Expenses Before	Net Investment
		Value,		End of Year	Expense Reductions	Expense Reductions	Income (Loss)	Portfolio
		End of Year	Total	or Period	to Average	to Average	to Average	Turnover
For the Year or Period Ended		or Period	Returns (1)	(in thousands)	Net Assets (2), (3)	Net Assets (3)	Net Assets (3)	Rates

PL Portfolio Optimization Moderate-Conservative Fund (Continued)
Class R:	4/1/2008 - 9/30/2008 (4),(5)	$9.86	(8.79%)	$3,656	0.35%	1.12%	2.47%	15.60%
	4/1/2007 - 3/31/2008 (4)	10.94	2.03%	3,031	0.25%	1.07%	2.25%	10.38%
	4/1/2006 - 3/31/2007 (4)	11.20	7.84%	1,373	0.10%	1.25%	2.04%	18.25%
	9/30/2005 - 3/31/2006 (4)	10.87	3.63%	290	0.02%	1.32%	1.72%	37.91%

PL Portfolio Optimization Moderate Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$10.13	(10.43%)	$180,833	0.10%	0.84%	1.88%	12.58%
	4/1/2007 - 3/31/2008 (4)	11.51	0.28%	192,707	0.00%	0.78%	1.90%	5.01%
	4/1/2006 - 3/31/2007 (4)	12.08	9.41%	149,905	0.00%	1.06%	1.51%	8.24%
	4/1/2005 - 3/31/2006 (4)	11.56	11.58%	95,079	0.00%	1.20%	1.33%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.54	5.09%	53,783	0.00%	1.41%	0.82%	5.78%
	12/31/2003 - 3/31/2004 (4)	10.14	1.40%	12,743	0.00%	2.31%	0.36%	0.86%

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$10.04	(10.84%)	$52,994	0.85%	1.59%	1.13%	12.58%
	4/1/2007 - 3/31/2008 (4)	11.44	(0.48%)	56,387	0.75%	1.53%	1.15%	5.01%
	4/1/2006 - 3/31/2007 (4)	12.02	8.88%	43,774	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006 (4)	11.51	11.10%	31,687	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.50	4.55%	19,414	0.50%	1.91%	0.32%	5.78%
	12/31/2003 - 3/31/2004 (4)	10.13	1.30%	5,594	0.50%	2.81%	(0.14%)	0.86%

Class C:	4/1/2008 - 9/30/2008 (4),(5)	$10.03	(10.76%)	$170,599	0.85%	1.59%	1.13%	12.58%
	4/1/2007 - 3/31/2008 (4)	11.42	(0.46%)	180,421	0.75%	1.53%	1.15%	5.01%
	4/1/2006 - 3/31/2007 (4)	12.00	8.82%	134,695	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006 (4)	11.50	11.12%	88,774	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.49	4.53%	52,510	0.50%	1.91%	0.32%	5.78%
	12/31/2003 - 3/31/2004 (4)	10.12	1.20%	16,870	0.50%	2.81%	(0.14%)	0.86%

Class R:	4/1/2008 - 9/30/2008 (4),(5)	$10.10	(10.50%)	$10,118	0.35%	1.09%	1.63%	12.58%
	4/1/2007 - 3/31/2008 (4)	11.48	0.05%	7,754	0.25%	1.03%	1.65%	5.01%
	4/1/2006 - 3/31/2007 (4)	12.06	9.24%	2,332	0.11%	1.13%	1.40%	8.24%
	9/30/2005 - 3/31/2006 (4)	11.56	6.16%	13	0.00%	1.20%	1.33%	26.54%

PL Portfolio Optimization Moderate-Aggressive Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$10.14	(12.11%)	$186,966	0.10%	0.84%	1.06%	12.39%
	4/1/2007 - 3/31/2008 (4)	11.79	(2.25%)	203,091	0.00%	0.78%	1.30%	5.05%
	4/1/2006 - 3/31/2007 (4)	12.74	10.57%	158,754	0.00%	1.05%	1.02%	6.96%
	4/1/2005 - 3/31/2006 (4)	12.02	14.59%	93,498	0.00%	1.19%	0.86%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.66	6.26%	43,986	0.00%	1.43%	0.52%	10.16%
	12/31/2003 - 3/31/2004 (4)	10.11	1.10%	13,362	0.00%	2.47%	0.22%	0.68%

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$10.01	(12.54%)	$61,524	0.85%	1.59%	0.31%	12.39%
	4/1/2007 - 3/31/2008 (4)	11.69	(3.04%)	68,162	0.75%	1.53%	0.55%	5.05%
	4/1/2006 - 3/31/2007 (4)	12.67	10.11%	56,938	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006 (4)	11.97	14.09%	35,154	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.63	5.79%	18,954	0.50%	1.93%	0.02%	10.16%
	12/31/2003 - 3/31/2004 (4)	10.10	1.00%	6,962	0.50%	2.97%	(0.28%)	0.68%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions
		Net Asset				Distributions
		Value,	Net		Total	from	Distributions
		Beginning of	Investment	Net Realized	from	Net	from
		Year or	Income	and Unrealized	Investment	Investment	Capital	Total
For the Year or Period Ended		Period	(Loss)	Gain (Loss)	Operations	Income	Gains	Distributions

PL Portfolio Optimization Moderate-Aggressive Fund (Continued)
Class C:	4/1/2008 - 9/30/2008 (4),(5)	$11.67	$0.02	$(1.47)	$(1.45)	$—	$(0.24)	$(0.24)
	4/1/2007 - 3/31/2008 (4)	12.65	0.07	(0.41)	(0.34)	(0.26)	(0.38)	(0.64)
	4/1/2006 - 3/31/2007 (4)	11.95	0.05	1.13	1.18	(0.16)	(0.32)	(0.48)
	4/1/2005 - 3/31/2006 (4)	10.61	0.04	1.45	1.49	(0.10)	(0.05)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.09	— (6)	0.57	0.57	(0.03)	(0.02)	(0.05)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.10	0.09	—	—	—

Class R:	4/1/2008 - 9/30/2008 (4),(5)	$11.79	$0.05	$(1.48)	$(1.43)	$ (—) (6)	$(0.24)	$(0.24)
	4/1/2007 - 3/31/2008 (4)	12.74	0.13	(0.39)	(0.26)	(0.31)	(0.38)	(0.69)
	4/1/2006 - 3/31/2007 (4)	12.02	0.11	1.13	1.24	(0.20)	(0.32)	(0.52)
	9/30/2005 - 3/31/2006 (4)	11.28	0.05	0.83	0.88	(0.13)	(0.01)	(0.14)

PL Portfolic Optimization Aggressive Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$12.04	$0.02	$(1.57)	$(1.55)	$—	$(0.33)	$(0.33)
	4/1/2007 - 3/31/2008 (4)	13.49	0.08	(0.77)	(0.69)	(0.33)	(0.43)	(0.76)
	4/1/2006 - 3/31/2007 (4)	12.57	0.07	1.46	1.53	(0.19)	(0.42)	(0.61)
	4/1/2005 - 3/31/2006 (4)	10.75	0.05	1.94	1.99	(0.11)	(0.06)	(0.17)
	4/1/2004 - 3/31/2005 (4)	10.08	0.02	0.70	0.72	(0.02)	(0.03)	(0.05)
	12/31/2003 - 3/31/2004 (4)	10.00	— (6)	0.08	0.08	—	—	—

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$11.93	$(0.03)	$(1.58)	$(1.61)	$—	$(0.33)	$(0.33)
	4/1/2007 - 3/31/2008 (4)	13.41	(0.02)	(0.78)	(0.80)	(0.25)	(0.43)	(0.68)
	4/1/2006 - 3/31/2007 (4)	12.52	(—) (6)	1.46	1.46	(0.15)	(0.42)	(0.57)
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)	1.94	1.93	(0.07)	(0.06)	(0.13)
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)	0.71	0.68	—	(0.03)	(0.03)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.08	0.07	—	—	—

Class C:	4/1/2008 - 9/30/2008 (4),(5)	$11.92	$(0.03)	$(1.57)	$(1.60)	$—	$(0.33)	$(0.33)
	4/1/2007 - 3/31/2008 (4)	13.40	(0.02)	(0.77)	(0.79)	(0.26)	(0.43)	(0.69)
	4/1/2006 - 3/31/2007 (4)	12.51	(—) (6)	1.46	1.46	(0.15)	(0.42)	(0.57)
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)	1.93	1.92	(0.07)	(0.06)	(0.13)
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)	0.71	0.68	—	(0.03)	(0.03)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.08	0.07	—	—	—

Class R:	4/1/2008 - 9/30/2008 (4),(5)	$12.03	$— (6)	$(1.57)	$(1.57)	$—	$(0.33)	$(0.33)
	4/1/2007 - 3/31/2008 (4)	13.49	0.05	(0.77)	(0.72)	(0.31)	(0.43)	(0.74)
	4/1/2006 - 3/31/2007 (4)	12.57	0.05	1.48	1.53	(0.19)	(0.42)	(0.61)
	9/30/2005 - 3/31/2006 (4)	11.50	0.02	1.17	1.19	(0.11)	(0.01)	(0.12)

			Ratios/Supplemental Data
					Ratios of	Ratios of	Ratios of
		Net Asset		Net Assets,	Expenses After	Expenses Before	Net Investment
		Value,		End of Year	Expense Reductions	Expense Reductions	Income (Loss)	Portfolio
		End of Year	Total	or Period	to Average	to Average	to Average	Turnover
For the Year or Period Ended		or Period	Returns (1)	(in thousands)	Net Assets (2), (3)	Net Assets (3)	Net Assets (3)	Rates

PL Portfolio Optimization Moderate-Aggressive Fund (Continued)
Class C:	4/1/2008 - 9/30/2008 (4),(5)	$9.98	(12.65%)	$170,478	0.85%	1.59%	0.31%	12.39%
	4/1/2007 - 3/31/2008 (4)	11.67	(3.03%)	184,634	0.75%	1.53%	0.55%	5.05%
	4/1/2006 - 3/31/2007 (4)	12.65	10.12%	143,281	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006 (4)	11.95	14.13%	90,306	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.61	5.72%	48,159	0.50%	1.93%	0.02%	10.16%
	12/31/2003 - 3/31/2004 (4)	10.09	0.90%	12,719	0.50%	2.97%	(0.28%)	0.68%

Class R:	4/1/2008 - 9/30/2008 (4),(5)	$10.12	(12.31%)	$4,950	0.35%	1.09%	0.81%	12.39%
	4/1/2007 - 3/31/2008 (4)	11.79	(2.39%)	3,147	0.25%	1.03%	1.05%	5.05%
	4/1/2006 - 3/31/2007 (4)	12.74	10.57%	971	0.10%	1.12%	0.92%	6.96%
	9/30/2005 - 3/31/2006 (4)	12.02	7.92%	11	0.00%	1.19%	0.86%	27.98%

PL Portfolic Optimization Aggressive Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$10.16	(13.20%)	$87,866	0.10%	0.86%	0.28%	11.29%
	4/1/2007 - 3/31/2008 (4)	12.04	(5.70%)	96,230	0.00%	0.80%	0.62%	9.66%
	4/1/2006 - 3/31/2007 (4)	13.49	12.53%	75,546	0.00%	1.09%	0.54%	10.14%
	4/1/2005 - 3/31/2006 (4)	12.57	18.59%	39,397	0.00%	1.29%	0.42%	42.51%
	4/1/2004 - 3/31/2005 (4)	10.75	7.17%	18,244	0.00%	1.75%	0.23%	22.37%
	12/31/2003 - 3/31/2004 (4)	10.08	0.80%	8,187	0.00%	2.52%	0.09%	0.00%

Class B:	4/1/2008 - 9/30/2008 (4),(5)	$9.99	(13.84%)	$27,183	0.85%	1.61%	(0.47%)	11.29%
	4/1/2007 - 3/31/2008 (4)	11.93	(6.46%)	30,059	0.75%	1.55%	(0.13%)	9.66%
	4/1/2006 - 3/31/2007 (4)	13.41	12.00%	23,716	0.58%	1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006 (4)	12.52	18.11%	12,889	0.50%	1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	10.72	6.75%	6,110	0.50%	2.25%	(0.27%)	22.37%
	12/31/2003 - 3/31/2004 (4)	10.07	0.70%	2,409	0.50%	3.02%	(0.41%)	0.00%

Class C:	4/1/2008 - 9/30/2008 (4),(5)	$9.99	(13.76%)	$65,374	0.85%	1.61%	(0.47%)	11.29%
	4/1/2007 - 3/31/2008 (4)	11.92	(6.44%)	75,389	0.75%	1.55%	(0.13%)	9.66%
	4/1/2006 - 3/31/2007 (4)	13.40	12.01%	55,389	0.58%	1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006 (4)	12.51	18.00%	30,782	0.50%	1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	10.72	6.75%	17,510	0.50%	2.25%	(0.27%)	22.37%
	12/31/2003 - 3/31/2004 (4)	10.07	0.70%	7,868	0.50%	3.02%	(0.41%)	0.00%

Class R:	4/1/2008 - 9/30/2008 (4),(5)	$10.13	(13.38%)	$1,872	0.35%	1.11%	0.03%	11.29%
	4/1/2007 - 3/31/2008 (4)	12.03	(5.88%)	1,236	0.25%	1.05%	0.37%	9.66%
	4/1/2006 - 3/31/2007 (4)	13.49	12.53%	382	0.14%	1.17%	0.40%	10.14%
	9/30/2005 - 3/31/2006 (4)	12.57	10.44%	11	0.00%	1.29%	0.42%	42.51%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities
		Net Asset		Net		Distributions
		Value,	Net	Realized and	Total	Distributions	Distributions
		Beginning of	Investment	Unrealized	from	from	from
		Year or	Income	Gain	Investment	Net Investment	Capital			Total
For the Year or Period Ended		Period	(Loss)	(Loss)	Operations	Income	Gains			Distributions

PL Money Market Fund (7)
Class A:	4/1/2008 - 9/30/2008 (5)	$1.00	$0.01	$—	$0.01	$(0.01)		$—		$(0.01)
	4/1/2007 - 3/31/2008	1.00	0.04	—	0.04	(0.04)		—		(0.04)
	4/1/2006 - 3/31/2007	1.00	0.04	—	0.04	(0.04)		—		(0.04)
	4/1/2005 - 3/31/2006	1.00	0.03	—	0.03	(0.03)		—		(0.03)
	4/1/2004 - 3/31/2005	1.00	0.01	—	0.01	(0.01)		—		(0.01)
	4/1/2003 - 3/31/2004	1.00	— (6)	—	— (6)	(—) (6)		—		(—) (6)

PL Small-Cap Growth Fund (8),(9)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$9.12	$(0.05)	$(0.94)	$(0.99)	$—		$—		$—
	4/1/2007 - 3/31/2008 (4)	11.24	(0.12)	(0.62)	(0.74)	—		(1.38)		(1.38)
	4/1/2006 - 3/31/2007 (4)	11.22	(0.08)	0.11	0.03	—		(0.01)		(0.01)
	4/1/2005 - 3/31/2006 (4)	11.78	(0.10)	1.62	1.52	—		(2.08)		(2.08)
	4/1/2004 - 3/31/2005 (4)	11.53	(0.16)	0.69	0.53	—		(0.28)		(0.28)
	4/1/2003 - 3/31/2004 (4)	8.59	(0.15)	3.09	2.94	—		—		—

PL International Value Fund (9),(10)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$12.82	$0.24	$(3.24)	$(3.00)	$(0.05)	$	(—	) (6)	$(0.05)
	4/1/2007 - 3/31/2008 (4)	14.39	0.22	(1.38)	(1.16)	(0.13)		(0.28)		(0.41)
	4/1/2006 - 3/31/2007 (4)	15.30	0.16	2.48	2.64	(0.14)		(3.41)		(3.55)
	4/1/2005 - 3/31/2006 (4)	13.22	0.14	2.19	2.33	(0.08)		(0.17)		(0.25)
	4/1/2004 - 3/31/2005 (4)	11.89	0.08	1.46	1.54	(0.02)		(0.19)		(0.21)
	4/1/2003 - 3/31/2004 (4)	8.73	0.06	3.13	3.19	(0.03)		—		(0.03)

PL Large-Cap Value Fund (9)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$11.59	$0.06	$(1.14)	$(1.08)	$(0.01)		$(0.01)		$(0.02)
	4/1/2007 - 3/31/2008 (4)	13.03	0.10	(1.21)	(1.11)	(0.08)		(0.25)		(0.33)
	4/1/2006 - 3/31 /2007 (4)	12.67	0.06	1.37	1.43	(0.04)		(1.03)		(1.07)
	4/1/2005 - 3/31/2006 (4)	11.30	0.02	1.38	1.40	(0.03)		(—)	(6)	(0.03)
	4/1/2004 - 3/31/2005 (4)	10.94	0.06	0.35	0.41	(0.05)		—		(0.05)
	4/1/2003 - 3/31/2004 (4)	7.83	0.03	3.09	3.12	(0.01)		—		(0.01)

PL Short Duration Bond Fund (9)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$10.22	$0.18	$(0.25)	$(0.07)	$(0.18)		$(0.16)		$(0.34)
	4/1/2007 - 3/31/2008 (4)	9.81	0.35	0.41	0.76	(0.35)		—		(0.35)
	4/1/2006 - 3/31/2007 (4)	9.76	0.32	0.04	0.36	(0.31)		—		(0.31)
	4/1/2005 - 3/31/2006 (4)	9.85	0.19	(0.09)	0.10	(0.19)		—		(0.19)
	4/1/2004 - 3/31/2005 (4)	10.09	0.09	(0.22)	(0.13)	(0.09)		(0.02)		(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.08	0.09	—		—		—

			Ratios/Supplemental Data
					Ratios of	Ratios of
				Net	Expenses	Expenses
				Assets,	After	Before	Ratios of
		Net Asset		End of	Expense	Expense	Net Investment
		Value,		Year	Reductions to	Reductions to	Income (Loss)	Portfolio
		End of	Total	or Period	Average	Average	to Average	Turnover
For the Year or Period Ended		Year or period	Returns (1)	(in thousands)	Net Assets (2),(3)	Net Assets (3)	Net Assets (3)	Rates

PL Money Market Fund (7)
Class A:	4/1/2008 - 9/30/2008 (5)	$1.00	0.80%	$47,238	0.84%	1.11%	1.60%	N/A
	4/1/2007 - 3/31/2008	1.00	3.90%	42,636	0.95%	1.28%	3.68%	N/A
	4/1/2006 - 3/31/2007	1.00	4.31%	21,098	1.02%	1.58%	4.20%	N/A
	4/1/2005 - 3/31/2006	1.00	2.76%	19,293	0.94%	1.79%	2.67%	N/A
	4/1/2004 - 3/31/2005	1.00	0.77%	22,341	0.95%	2.05%	0.83%	N/A
	4/1/2003 - 3/31/2004	1.00	0.18%	14,627	0.95%	2.53%	0.14%	N/A

PL Small-Cap Growth Fund (8),(9)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$8.13	(10.86%)	$31,411	1.36%	1.82%	(1.10%)	30.72%
	4/1/2007 - 3/31/2008 (4)	9.12	(8.81%)	37,258	1.55%	1.90%	(1.07%)	163.56%
	4/1/2006 - 3/31/2007 (4)	11.24	0.28%	41,378	1.78%	2.24%	(0.74%)	52.87%
	4/1/2005 - 3/31/2006 (4)	11.22	15.01%	24,218	1.95%	2.95%	(0.99%)	132.27%
	4/1/2004 - 3/31/2005 (4)	11.78	4.54%	7,116	1.95%	3.38%	(1.36%)	201.57%
	4/1/2003 - 3/31/2004 (4)	11.53	34.23%	8,469	1.95%	3.55%	(1.61%)	110.77%

PL International Value Fund (9),(10)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$9.77	(23.45%)	$103,854	1.31%	1.60%	3.83%	15.13%
	4/1/2007 - 3/31/2008 (4)	12.82	(8.27%)	124,055	1.40%	1.72%	1.50%	17.40%
	4/1/2006 - 3/31/2007 (4)	14.39	18.40%	77,127	1.64%	2.08%	1.04%	108.86%
	4/1/2005 - 3/31/2006 (4)	15.30	17.85%	57,657	1.80%	2.28%	0.99%	55.25%
	4/1/2004 - 3/31/2005 (4)	13.22	13.13%	50,801	1.80%	2.45%	0.62%	20.92%
	4/1/2003 - 3/31/2004 (4)	11.89	36.57%	20,007	1.80%	2.86%	0.73%	58.63%

PL Large-Cap Value Fund (9)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$10.49	(9.38%)	$90,637	1.29%	1.51%	1.07%	17.49%
	4/1/2007 - 3/31/2008 (4)	11.59	(8.80%)	68,901	1.40%	1.69%	0.79%	24.35%
	4/1/2006 - 3/31 /2007 (4)	13.03	12.09%	56,601	1.63%	2.05%	0.50%	19.58%
	4/1/2005 - 3/31/2006 (4)	12.67	12.47%	33,459	1.80%	2.25%	0.20%	77.07%
	4/1/2004 - 3/31/2005 (4)	11.30	3.78%	50,430	1.80%	2.28%	0.54%	43.72%
	4/1/2003 - 3/31/2004 (4)	10.94	39.91%	25,315	1.80%	2.73%	0.29%	38.10%

PL Short Duration Bond Fund (9)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$9.81	(0.71%)	$61,320	1.07%	1.32%	3.61%	61.71%
	4/1/2007 - 3/31/2008 (4)	10.22	7.86%	83,683	1.15%	1.42%	3.48%	41.74%
	4/1/2006 - 3/31/2007 (4)	9.81	3.76%	66,823	1.39%	1.75%	3.28%	77.84%
	4/1/2005 - 3/31/2006 (4)	9.76	1.03%	44,945	1.55%	1.93%	1.97%	91.81%
	4/1/2004 - 3/31/2005 (4)	9.85	(1.34%)	35,333	1.55%	2.34%	0.93%	203.81%
	12/31/2003 - 3/31/2004 (4)	10.09	0.90%	13,617	1.55%	2.72%	0.23%	144.88%

See Notes to Financial Statements	C-4	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

							Distributions
		Net Asset	Investment Activities				Distributions
		Value,	Net			Total	from	Distributions
		Beginning of	Investment		Net Realized	from	Net	from
		Year or	Income		and Unrealized	Investment	Investment	Capital			Total
For the Year or Period Ended		Period	(Loss)		Gain (Loss)	Operations	Income	Gains			Distributions

PL Floating Rate Loan Fund (11)
Class A:	6/30/2008 - 9/30/2008(4),(5)	$10.00	$0.12		$(0.56)	$(0.44)	$(0.11)		$—		$(0.11)

PL Growth LT Fund (9)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$12.63	$0.02		$(1.80)	$(1.78)	$—		$(0.29)		$(0.29)
	4/1/2007 - 3/31/2008 (4)	13.10	0.05		(0.22)	(0.17)	(0.05)		(0.25)		(0.30)
	4/1/2006 - 3/31/2007 (4)	12.23	(0.01)		0.98	0.97	—		(0.10)		(0.10)
	4/1/2005 - 3/31/2006 (4)	10.64	(0.05)		1.64	1.59	—		—		—
	4/1/2004 - 3/31/2005 (4)	10.34	(0.05)		0.35	0.30	—		—		—
	4/1/2003 - 3/31/2004 (4)	7.62	(0.10)		2.82	2.72	—		—		—

PL Mid-Cap Equity Fund (9),(12)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$8.92	$0.04		$(0.83)	$(0.79)	$(0.02)	$	(—	)(6)	$(0.02)
	4/1/2007 - 3/31/2008 (4)	11.62	0.06		(1.61)	(1.55)	(0.03)		(1.12)		(1.15)
	4/1/2006 - 3/31/2007 (4)	10.54	(—	)(6)	1.51	1.51	—		(0.43)		(0.43)
	4/1/2005 - 3/31/2006 (4)	9.90	(0.02)		1.30	1.28	(0.01)		(0.63)		(0.64)
	12/31/2004 - 3/31/2005 (4)	10.00	(0.01)		(0.09)	(0.10)	—		—		—

PL Large-Cap Growth Fund (9),(13)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$9.24	$(0.04)		$(1.69)	$(1.73)	$—		$—		$—
	4/1/2007 - 3/31/2008 (4)	9.43	(0.08)		(0.11)	(0.19)	—		—		—
	4/1/2006 - 3/31/2007 (4)	10.85	(0.09)		(0.40)	(0.49)	—		(0.93)		(0.93)
	4/1/2005 - 3/31/2006 (4)	10.14	(0.07)		0.78	0.71	—		—		—
	4/1/2004 - 3/31/2005 (4)	10.19	(0.01)		(0.04)	(0.05)	—		—		—
	4/1/2003 - 3/31/2004 (4)	8.05	(0.07)		2.21	2.14	—		—		—

PL International Large-Cap Fund (9),(14)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$15.55	$0.15		$(2.91)	$(2.76)	$(0.01)		$(0.12)		$(0.13)
	4/1/2007 - 3/31/2008 (4)	16.64	0.19		(0.34)	(0.15)	(0.15)		(0.79)		(0.94)
	4/1/2006 - 3/31/2007 (4)	15.45	0.28		2.49	2.77	(0.30)		(1.28)		(1.58)
	4/1/2005 - 3/31/2006 (4)	12.83	(—	)(6)	2.89	2.89	(0.04)		(0.23)		(0.27)
	4/1/2004 - 3/31/2005 (4)	11.61	(0.01)		1.46	1.45	—		(0.23)		(0.23)
	4/1/2003 - 3/31/2004 (4)	8.20	(0.04)		3.45	3.41	—		—		—

PL Small-Cap Value Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$8.80	$0.09		$(0.45)	$(0.36)	$(0.02)		$—		$(0.02)
	6/29/2007 - 3/31/2008 (4)	10.00	0.10		(1.24)	(1.14)	(0.06)		—		(0.06)

PL Main Street Core Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$9.91	$0.04		$(1.15)	$(1.11)	$(0.02)		$—		$(0.02)
	4/1/2007 - 3/31/2008 (4)	11.46	0.08		(0.94)	(0.86)	(0.08)		(0.61)		(0.69)
	4/1/2006 - 3/31/2007	10.67	0.05		0.92	0.97	(0.03)		(0.15)		(0.18)
	9/30/2005 - 3/31/2006	10.00	0.01		0.67	0.68	(0.01)		—		(0.01)

			Ratios/Supplemental Data
					Ratios of	Ratios of	Ratios of
		Net Asset		Net Assets,	Expenses After	Expenses Before	Net Investment
		Value,		End of Year	Expense Reductions	Expense Reductions	Income (Loss)		Portfolio
		End of Year	Total	or Period	to Average	to Average	to Average		Turnover
For the Year or Period Ended		or Period	Returns (1)	(in thousands)	Net Assets (2), (3)	Net Assets (3)	Net Assets (3)		Rates

PL Floating Rate Loan Fund (11)
Class A:	6/30/2008 - 9/30/2008(4),(5)	$9.45	(4.40%)	$35,275	1.30%	1.68%	4.61%		25.74%

PL Growth LT Fund (9)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$10.56	(14.42%)	$96,539	1.19%	1.45%	0.30%		29.21%
	4/1/2007 - 3/31/2008 (4)	12.63	(1.55%)	77,196	1.30%	1.66%	0.36%		81.50%
	4/1/2006 - 3/31/2007 (4)	13.10	7.95%	61,954	1.54%	1.95%	(0.08%)		37.99%
	4/1/2005 - 3/31/2006 (4)	12.23	14.94%	43,733	1.70%	2.15%	(0.44%)		69.48%
	4/1/2004 - 3/31/2005 (4)	10.64	2.90%	19,585	1.70%	2.54%	(0.44%)		42.84%
	4/1/2003 - 3/31/2004 (4)	10.34	35.70%	11,994	1.70%	3.21%	(1.08%)		42.65%

PL Mid-Cap Equity Fund (9),(12)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$8.11	(8.84%)	$79,799	1.30%	1.55%	0.96%		43.71%
	4/1/2007 - 3/31/2008 (4)	8.92	(14.81%)	85,208	1.40%	1.69%	0.55%		70.09%
	4/1/2006 - 3/31/2007 (4)	11.62	14.80%	71,181	1.60%	2.01%	(—%	)(6)	74.07%
	4/1/2005 - 3/31/2006 (4)	10.54	13.11%	23,992	1.80%	2.44%	(0.16%)		112.93%
	12/31/2004 - 3/31/2005 (4)	9.90	(1.00%)	25,454	1.80%	3.20%	(0.42%)		16.26%

PL Large-Cap Growth Fund (9),(13)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$7.51	(18.72%)	$21,083	1.41%	1.86%	(0.84%)		82.68%
	4/1/2007 - 3/31/2008 (4)	9.24	(2.01%)	26,235	1.50%	1.92%	(0.79%)		178.83%
	4/1/2006 - 3/31/2007 (4)	9.43	(3.80%)	29,713	1.73%	2.43%	(0.93%)		147.66%
	4/1/2005 - 3/31/2006 (4)	10.85	7.00%	19,366	1.90%	2.58%	(0.62%)		160.96%
	4/1/2004 - 3/31/2005 (4)	10.14	(0.49%)	45,147	1.90%	2.37%	(0.08%)		38.40%
	4/1/2003 - 3/31/2004 (4)	10.19	26.58%	23,408	1.90%	3.12%	(0.69%)		78.30%

PL International Large-Cap Fund (9),(14)
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$12.66	(17.84%)	$87,888	1.50%	1.86%	1.96%		12.76%
	4/1/2007 - 3/31/2008 (4)	15.55	(1.17%)	96,049	1.60%	1.99%	1.18%		28.23%
	4/1/2006 - 3/31/2007 (4)	16.64	18.70%	76,806	1.84%	2.38%	1.77%		47.87%
	4/1/2005 - 3/31/2006 (4)	15.45	22.72%	52,728	2.00%	2.79%	(0.03%)		63.12%
	4/1/2004 - 3/31/2005 (4)	12.83	12.73%	38,195	2.00%	3.35%	(0.12%)		55.12%
	4/1/2003 - 3/31/2004 (4)	11.61	41.59%	15,358	2.03%	5.96%	(0.38%)		150.05%

PL Small-Cap Value Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$8.42	(4.08%)	$40,293	1.37%	1.78%	1.92%		18.79%
	6/29/2007 - 3/31/2008 (4)	8.80	(11.47%)	19,112	1.50%	2.07%	1.46%		17.98%

PL Main Street Core Fund
Class A:	4/1/2008 - 9/30/2008 (4),(5)	$8.78	(11.15%)	$111,788	1.10%	1.34%	0.70%		56.44%
	4/1/2007 - 3/31/2008 (4)	9.91	(8.29%)	111,936	1.20%	1.50%	0.69%		126.84%
	4/1/2006 - 3/31/2007	11.46	9.23%	87,136	1.43%	1.88%	0.54%		107.36%
	9/30/2005 - 3/31/2006	10.67	6.85%	53,930	1.60%	2.00%	0.29%		42.30%

See Notes to Financial Statements	C-5	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

						Distributions
		Net Asset	Investment Activities			Distributions
		Value,	Net		Total	from			Distributions
		Beginning of	Investment	Net Realized	from	Net			from
		Year or	Income	and Unrealized	Investment	Investment			Capital		Total
For the Year or Period Ended		Period	(Loss)	Gain (Loss)	Operations	Income			Gains		Distributions

PL Emerging Markets Fund
Class A:	4/1/2008 - 9/30/2008(4),(5)	$13.58	$0.12	$(2.62)	$(2.50)	$	(—	)(6)	$(1.15)		$(1.15)
	4/1/2007 - 3/31/2008 (4)	13.01	0.07	2.32	2.39		(0.05)		(1.77)		(1.82)
	4/1/2006 - 3/31/2007	12.00	0.06	1.56	1.62		(0.05)		(0.56)		(0.61)
	9/30/2005 - 3/31/2006	10.00	0.08	2.00	2.08		(0.08)		(—	)(6)	(0.08)

PL Managed Bond Fund (9)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$10.73	$0.22	$(0.86)	$(0.64)		$(0.29)		$(0.39)		$(0.68)
	4/1/2007 - 3/31/2008 (4)	10.16	0.42	0.53	0.95		(0.37)		(0.01)		(0.38)
	4/1/2006 - 3/31/2007 (4)	9.98	0.35	0.22	0.57		(0.39)		—		(0.39)
	4/1/2005 - 3/31/2006 (4)	10.03	0.29	(0.07)	0.22		(0.27)		—		(0.27)
	4/1/2004 - 3/31/2005 (4)	10.45	0.14	(0.09)	0.05		(0.25)		(0.22)		(0.47)
	4/1/2003 - 3/31/2004 (4)	10.16	0.17	0.46	0.63		(0.34)		—		(0.34)

PL Inflation Managed Fund (9)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$11.08	$0.22	$(0.87)	$(0.65)		$(0.21)		$(0.67)		$(0.88)
	4/1/2007 - 3/31/2008 (4)	10.13	0.49	0.95	1.44		(0.49)		—		(0.49)
	4/1/2006 - 3/31/2007 (4)	10.00	0.26	0.14	0.40		(0.27)		—		(0.27)
	4/1/2005 - 3/31/2006 (4)	10.51	0.33	(0.36)	(0.03)		(0.47)		(0.01)		(0.48)
	4/1/2004 - 3/31/2005 (4)	10.93	0.20	(0.01)	0.19		(0.26)		(0.35)		(0.61)
	4/1/2003 - 3/31/2004 (4)	10.28	0.12	0.96	1.08		(0.20)		(0.23)		(0.43)

PL Comstock Fund (9),(15)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$11.84	$0.08	$(1.19)	$(1.11)		$(0.03)		$—		$(0.03)
	4/1/2007 - 3/31/2008 (4)	14.11	0.15	(1.95)	(1.80)		(0.12)		(0.35)		(0.47)
	4/1/2006 - 3/31/2007 (4)	12.92	0.12	1.55	1.67		(0.11)		(0.37)		(0.48)
	4/1/2005 - 3/31/2006 (4)	12.58	0.10	0.83	0.93		(0.06)		(0.53)		(0.59)
	4/1/2004 - 3/31/2005 (4)	11.37	0.07	1.19	1.26		(0.05)		—		(0.05)
	4/1/2003 - 3/31/2004 (4)	8.16	0.02	3.19	3.21		—		—		—

PL Mid-Cap Growth Fund (9),(16)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$9.31	$(0.02)	$(1.55)	$(1.57)		$—		$(0.28)		$(0.28)
	4/1/2007 - 3/31/2008 (4)	10.93	(0.02)	0.66	0.64		—		(2.26)		(2.26)
	4/1/2006 - 3/31/2007 (4)	11.67	(0.07)	0.31	0.24		—		(0.98)		(0.98)
	4/1/2005 - 3/31/2006 (4)	8.93	(0.11)	2.85	2.74		—		—		—
	4/1/2004 - 3/31/2005 (4)	8.01	(0.12)	1.04	0.92		—		—		—
	4/1/2003 - 3/31/2004 (4)	5.92	(0.10)	2.19	2.09		—		—		—

PL Real Estate Fund (9)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$11.25	$0.13	$(0.60)	$(0.47)		$(0.06)		$—		$(0.06)
	4/1/2007 - 3/31/2008 (4)	14.94	0.13	(2.77)	(2.64)		(0.18)		(0.87)		(1.05)
	4/1/2006 - 3/31/2007 (4)	12.89	0.04	3.01	3.05		(0.05)		(0.95)		(1.00)
	4/1/2005 - 3/31/2006 (4)	9.39	0.05	3.70	3.75		(0.17)		(0.08)		(0.25)
	12/31/2004 - 3/31/2005 (4)	10.00	0.05	(0.64)	(0.59)		(0.02)		—		(0.02)

			Ratios/Supplemental Data
					Ratios of	Ratios of	Ratios of
		Net Asset		Net Assets,	Expenses After	Expenses Before	Net Investment
		Value,		End of Year	Expense Reductions	Expense Reductions	Income (Loss)	Portfolio
		End of Year	Total	or Period	to Average	to Average	to Average	Turnover
For the Year or Period Ended		or Period	Returns (1)	(in thousands)	Net Assets (2), (3)	Net Assets (3)	Net Assets (3)	Rates

PL Emerging Markets Fund
Class A:	4/1/2008 - 9/30/2008(4),(5)	$9.93	(19.93%)	$37,221	1.46%	2.16%	1.89%	27.42%
	4/1/2007 - 3/31/2008 (4)	13.58	17.21%	47,633	1.55%	2.38%	0.46%	60.20%
	4/1/2006 - 3/31/2007	13.01	14.49%	51,376	1.78%	2.81%	0.49%	58.31%
	9/30/2005 - 3/31/2006	12.00	20.94%	33,476	1.95%	5.53%	1.88%	41.88%

PL Managed Bond Fund (9)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$9.41	(6.27%)	$172,178	1.05%	1.31%	4.23%	183.27%
	4/1/2007 - 3/31/2008 (4)	10.73	9.44%	175,800	1.15%	1.50%	4.05%	424.71%
	4/1/2006 - 3/31/2007 (4)	10.16	5.90%	101,940	1.39%	1.82%	3.49%	477.64%
	4/1/2005 - 3/31/2006 (4)	9.98	2.19%	68,825	1.55%	2.00%	2.84%	534.38%
	4/1/2004 - 3/31/2005 (4)	10.03	0.56%	42,546	1.55%	2.22%	1.37%	323.24%
	4/1/2003 - 3/31/2004 (4)	10.45	6.28%	19,802	1.55%	2.86%	1.65%	459.70%

PL Inflation Managed Fund (9)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$9.55	(6.34%)	$98,257	1.06%	1.38%	4.20%	405.00%
	4/1/2007 - 3/31/2008 (4)	11.08	14.80%	122,386	1.15%	1.49%	4.77%	474.46%
	4/1/2006 - 3/31/2007 (4)	10.13	4.15%	82,340	1.39%	1.78%	2.60%	356.40%
	4/1/2005 - 3/31/2006 (4)	10.00	(0.44%)	66,103	1.55%	1.89%	3.21%	188.82%
	4/1/2004 - 3/31/2005 (4)	10.51	1.99%	36,465	1.55%	2.04%	1.96%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.93	10.75%	16,263	1.55%	2.73%	1.13%	507.96%

PL Comstock Fund (9),(15)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$10.70	(9.39%)	$107,183	1.41%	1.59%	1.41%	28.25%
	4/1/2007 - 3/31/2008 (4)	11.84	(13.16%)	124,271	1.50%	1.77%	1.09%	23.28%
	4/1/2006 - 3/31/2007 (4)	14.11	13.21%	83,788	1.74%	2.11%	0.92%	40.11%
	4/1/2005 - 3/31/2006 (4)	12.92	7.62%	62,447	1.90%	2.25%	0.79%	22.40%
	4/1/2004 - 3/31/2005 (4)	12.58	11.08%	23,017	1.90%	2.70%	0.55%	34.41%
	4/1/2003 - 3/31/2004 (4)	11.37	39.34%	11,945	1.90%	3.59%	0.24%	105.34%

PL Mid-Cap Growth Fund (9),(16)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$7.46	(17.46%)	$24,271	1.39%	1.87%	(0.51%)	24.18%
	4/1/2007 - 3/31/2008 (4)	9.31	3.48%	50,189	1.45%	1.80%	(0.19%)	77.63%
	4/1/2006 - 3/31/2007 (4)	10.93	2.64%	63,462	1.68%	2.08%	(0.64%)	60.08%
	4/1/2005 - 3/31/2006 (4)	11.67	30.68%	39,980	1.85%	2.29%	(1.04%)	107.64%
	4/1/2004 - 3/31/2005 (4)	8.93	11.49%	36,882	1.85%	2.43%	(1.37%)	82.70%
	4/1/2003 - 3/31/2004 (4)	8.01	35.30%	18,388	1.85%	3.29%	(1.42%)	326.09%

PL Real Estate Fund (9)
Class A:	4/1/2008 - 9/30/2008(4),(5)	$10.72	(4.13%)	$37,563	1.55%	1.90%	2.27%	21.72%
	4/1/2007 - 3/31/2008 (4)	11.25	(18.03%)	37,872	1.65%	2.03%	1.02%	34.98%
	4/1/2006 - 3/31/2007 (4)	14.94	24.19%	31,504	1.89%	2.42%	0.27%	36.83%
	4/1/2005 - 3/31/2006 (4)	12.89	40.43%	25,552	2.05%	2.76%	0.41%	9.81%
	12/31/2004 - 3/31/2005 (4)	9.39	(5.95%)	13,853	2.05%	3.57%	2.01%	0.79%

See Notes to Financial Statements	C-6	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References

(1)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(2)	The ratios of net expenses after expense reductions to average daily net assets are after any adviser expense reimbursements, administrator fee reductions, and distributor fee waivers, as discussed in Note 5 to the Financial Statements. Additionally, non 12b-1 service fees for Class A shares were reduced by 0.25% effective January 1, 2007. The expense ratios for all the PL Portfolio Optimization Funds do not include expenses of the Underlying Funds (see Note 1 to Financial Statements) in which the PL Portfolio Optimization Funds invest.

(3)	The ratios are annualized for periods of less than one full year.

(4)	Per share investment income has been calculated using the average shares method.

(5)	Unaudited.

(6)	Amount represents less than $0.005 per share or less than 0.005%.

(7)	Class B and C shares were converted to Class A shares on June 29, 2005.

(8)	Prior to October 1, 2005, the PL Small-Cap Growth Fund was named the PF AIM Aggressive Growth Fund.

(9)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(10)	Prior to May 1, 2006, the PL International Value Fund was named PF Lazard International Value Fund.

(11)	Operations commenced on June 30, 2008.

(12)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named PL Mid-Cap Value Fund.

(13)	Prior to January 1, 2006, the PL Large-Cap Growth Fund was named the PF AIM Blue Chip Fund.

(14)	Prior to January 1, 2004, the PL International Large-Cap Fund was named the PF MFS Global Growth Fund.

(15)	Prior to May 1, 2003, the PL Comstock Fund was named the PF Janus Strategic Value Fund.

(16)	Prior to May 1, 2003, the PL Mid-Cap Growth Fund was named the PF MFS Mid-Cap Growth Fund.

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PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Life Funds is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company, and as of September 30, 2008, was comprised of twenty-three separate funds (each individually, a “Fund”, and collectively, the “Funds”): PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund, PL Money Market Fund, PL Small-Cap Growth Fund, PL International Value Fund, PL Large-Cap Value Fund, PL Short Duration Bond Fund, PL Floating Rate Loan Fund, PL Growth LT Fund, PL Mid-Cap Equity Fund (formerly PL Mid-Cap Value Fund), PL Large-Cap Growth Fund, PL International Large-Cap Fund, PL Small-Cap Value Fund, PL Main Street® Core Fund (Main Street is a registered trademark of OppenheimerFunds, Inc.), PL Emerging Markets Fund, PL Managed Bond Fund, PL Inflation Managed Fund, PL Comstock Fund, PL Mid-Cap Growth Fund and PL Real Estate Fund.
     Each Fund, with the exception of the PL Portfolio Optimization Conservative, PL Portfolio Optimization Moderate-Conservative, PL Portfolio Optimization Moderate, PL Portfolio Optimization Moderate-Aggressive, and PL Portfolio Optimization Aggressive Funds, (collectively, the “Portfolio Optimization Funds”), offers Class A shares only. Effective June 23, 2008, all Class B and C shares in the PL Small-Cap Growth, PL International Value, PL Large-Cap Value, PL Short Duration Bond, PL Growth LT, PL Mid-Cap Equity, PL Large-Cap Growth, PL International Large-Cap, PL Managed Bond, PL Inflation Managed, PL Comstock, PL Mid-Cap Growth and PL Real Estate Funds were converted to Class A shares within each Fund. The Portfolio Optimization Funds invest all of their assets in Class A shares of other funds of Pacific Life Funds (collectively, the “Underlying Funds”). Presently, only the Portfolio Optimization Funds can invest in the PL Floating Rate Loan, PL Small-Cap Value, PL Main Street Core, and PL Emerging Markets Funds. Other than the PL Money Market Fund, the Underlying Funds are not available to new investors. The Portfolio Optimization Funds offer Class A, Class B, Class C and Class R shares. Each class is distinguished by its level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares are sold at net asset value (“NAV”) without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1% on redemptions of such Class A shares within one year of purchase. Class A shares of PL Money Market Fund are sold at NAV without an initial sales charge.
     The Portfolio Optimization Funds invest all of their assets in the Underlying Funds without payment of a front-end sales charge. No CDSC is charged to the Portfolio Optimization Funds upon the sales of shares of the Underlying Funds. An asset allocation process is used to determine each of the Portfolio Optimization Funds’ investment mixes and target allocations for each Underlying Fund. The asset allocation strategy of each Portfolio Optimization Fund is periodically evaluated by an independent statistical research service and the target allocations may be updated at that time. The asset class allocations, Underlying Funds (including any funds organized in the future), or target allocations with respect to each Underlying Fund, may be changed without prior approval from shareholders as determined necessary to pursue stated investment goals. Since the Portfolio Optimization Funds invest in the Underlying Funds, in addition to their own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Underlying Funds, based on the actual average holdings.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of some specific types of investments and the significant accounting policies followed by the Funds in the preparation of the financial statements.
     A. Fund Valuation
     The NAV per share for each class of shares for each Fund is calculated by subtracting a Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of a Fund) from a Fund’s total assets (the value of the securities and other investments a Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.
     Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it occasionally closes earlier. The NAV of the Portfolio Optimization Funds is calculated based on the NAVs calculated for each of the Underlying Funds.
     The value of each security and other investment instruments (collectively “holdings”) is based on pricing data obtained from various sources approved by the Board of Trustees (the “Board”). Equity holdings, including options, are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Treasury holdings are generally valued at the last reported sale price obtained from pricing/quotation sources (including pricing services and quotation reporting systems), market makers, or broker-dealers.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Other equity and fixed income holdings traded in over-the-counter markets and for which no sales are reported are generally valued at the mean between the most recent bid and ask prices obtained from a pricing/quotation and/or valuation reporting system, from established market makers, or from broker-dealers. Bid and ask prices for fixed income holdings are generally based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing methods and processes under procedures approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable, or if events that could materially affect the NAV occur after the close of the principal market for a particular holding but before each Fund values its assets, the holdings may be valued at their fair value, as that term is defined in the 1940 Act, as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Pacific Life Funds’ Board and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a holding is the amount which the Funds might reasonably expect to receive for the holding upon its current sale. Fair valuations are based on a variety of factors and available information which the Funds may consider, including information that becomes known after the close of the NYSE. The values that are determined are deemed to be the price as of the time of close of the NYSE. When fair value pricing of holdings is employed, the prices of holdings used by the Funds to calculate its NAV may differ from market quotations or official closing prices. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Funds could obtain upon its current sale.
     If events occur between the time of the determination of the closing price of a foreign holding on an exchange or over-the-counter market and the time a Fund’s NAV is determined, or if, under the Funds’ procedures, the closing price of a foreign holding is not deemed to be reliable, and there could be a material effect on a Fund’s NAV, the holding would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Pacific Life Funds has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. These fair values may not be indicative of the price that a Fund could obtain for a foreign holding if it were to dispose of the holding as of the close of the NYSE.
     The Funds implemented Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board (“FASB”) as of April 1, 2008. Under SFAS 157, the Funds are required to characterize their holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical holdings

•	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Funds’ holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service (as described above), are reflected as Level 2.
     The following is a summary of the Funds’ holdings as of September 30, 2008 as categorized under the three-tier hierarchy of inputs defined in SFAS 157.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	September 30, 2008	Price	Input	Input
PL Portfolio Optimization Conservative
Investments in Securities	$71,075,548	$71,075,548	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$71,075,548	$71,075,548	$—	$—

PL Portfolio Optimization Moderate-Conservative
Investments in Securities	$114,858,283	$114,858,283	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$114,858,283	$114,858,283	$—	$—

PL Portfolio Optimization Moderate
Investments in Securities	$415,372,003	$415,372,003	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$415,372,003	$415,372,003	$—	$—

PL Portfolio Optimization Moderate-Aggressive
Investments in Securities	$425,036,677	$425,036,677	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$425,036,677	$425,036,677	$—	$—

PL Portfolio Optimization Aggressive
Investments in Securities	$182,310,150	$182,310,150	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$182,310,150	$182,310,150	$—	$—

PL Money Market
Investments in Securities	$47,227,814	$1,290,641	$45,937,173	$—
Other Financial Instruments*	—	—	—	—

Total	$47,227,814	$1,290,641	$45,937,173	$—

PL Small-Cap Growth
Investments in Securities	$30,071,406	$30,071,406	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$30,071,406	$30,071,406	$—	$—

PL International Value
Investments in Securities	$99,290,345	$4,257,205	$95,033,140	$—
Other Financial Instruments*	(17,041)	(17,041)	—	—

Total	$99,273,304	$4,240,164	$95,033,140	$—

PL Large-Cap Value
Investments in Securities	$82,276,147	$81,286,654	$989,493	$—
Other Financial Instruments*	—	—	—	—

Total	$82,276,147	$81,286,654	$989,493	$—

PL Short Duration Bond
Investments in Securities	$63,887,075	$5,246,917	$58,640,158	$—
Other Financial Instruments*	199,806	199,806	—	—

Total	$64,086,881	$5,446,723	$58,640,158	$—

PL Floating Rate Loan
Investments in Securities	$35,388,667	$—	$33,911,692	$1,476,975
Other Financial Instruments*	—	—	—	—

Total	$35,388,667	$—	$33,911,692	$1,476,975

PL Growth LT
Investments in Securities	$94,971,253	$77,903,309	$17,067,944	$—
Other Financial Instruments*	638,825	638,825	—	—

Total	$95,610,078	$78,542,134	$17,067,944	$—

PL Mid-Cap Equity
Investments in Securities	$79,620,846	$79,620,846	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$79,620,846	$79,620,846	$—	$—

PL Large-Cap Growth
Investments in Securities	$20,313,244	$20,313,244	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$20,313,244	$20,313,244	$—	$—

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	September 30, 2008	Price	Input	Input
PL International Large-Cap
Investments in Securities	$87,544,703	$6,055,582	$81,489,121	$—
Other Financial Instruments*	—	—	—	—

Total	$87,544,703	$6,055,582	$81,489,121	$—

PL Small-Cap Value
Investments in Securities	$40,357,953	$40,357,953	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$40,357,953	$40,357,953	$—	$—

PL Main Street Core
Investments in Securities	$109,625,314	$109,625,314	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$109,625,314	$109,625,314	$—	$—

PL Emerging Markets
Investments in Securities	$36,445,242	$13,961,699	$22,483,543	$—
Other Financial Instruments*	—	—	—	—

Total	$36,445,242	$13,961,699	$22,483,543	$—

PL Managed Bond
Investments in Securities	$206,122,895	$4,781,665	$200,347,635	$993,595
Other Financial Instruments*	(15,126,640)	(14,359,956)	(1,517,117)	750,433

Total	$190,996,255	$(9,578,291)	$198,830,518	$1,744,028

PL Inflation Managed
Investments in Securities	$201,580,852	$103,105,806	$98,475,046	$—
Other Financial Instruments*	(61,312,242)	(60,176,193)	(883,469)	(252,580)

Total	$140,268,610	$42,929,613	$97,591,577	$(252,580)

PL Comstock
Investments in Securities	$105,800,078	$105,800,078	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$105,800,078	$105,800,078	$—	$—

PL Mid-Cap Growth
Investments in Securities	$23,315,759	$21,882,387	$1,301,036	$132,336
Other Financial Instruments*	—	—	—	—

Total	$23,315,759	$21,882,387	$1,301,036	$132,336

PL Real Estate
Investments in Securities	$36,392,902	$36,382,363	$10,539	$—
Other Financial Instruments*	—	—	—	—

Total	$36,392,902	$36,382,363	$10,539	$—

     The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining value as of September 30, 2008:

			Investments in
	Total	Investments in	Other Financial
Funds	Value	Securities	Instruments*
PL Floating Rate Loan
Value, beginning of period	$—	$—	$—
Net purchases (sales)	1,468,333	1,468,333	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	8,642	8,642	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$1,476,975	$1,476,975	$—

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Investments in
	Total	Investments in	Other Financial
Funds	Value	Securities	Instruments*
PL Emerging Markets
Value, beginning of period	$89,032	$89,032	$—
Net purchases (sales)	(29,293)	(29,293)	—
Total realized and unrealized gains (losses)	(59,739)	(59,739)	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$—	$—	$—

PL Managed Bond
Value, beginning of period	$808,345	$122,530	$685,815
Net purchases (sales)	(4,908)	(4,908)	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	49,008	(5,210)	54,218
Transfers in and/or out of Level 3	891,583	881,183	10,400

Value, end of period	$1,744,028	$993,595	$750,433

PL Inflation Managed
Value, beginning of period	$(46,846)	$—	$(46,846)
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	(205,734)	—	(205,734)
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$(252,580)	$—	$(252,580)

PL Mid-Cap Growth
Value, beginning of period	$—	$—	$—
Net purchases (sales)	132,336	132,336	—
Total realized and unrealized gains (losses)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$132,336	$132,336	$—

*	Other financial instruments include open futures contracts, swap contracts, written options, short sales, unfunded loan commitments and forward foreign currency contracts, if any.
     B. Securities Transactions and Investment Income
     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) Securities), if any, may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities and the PL Money Market Fund, which record discounts and premiums on a straight-line basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 2K) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.
     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and/or service fees (see Note 3). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative daily net assets.
     C. Distributions to Shareholders
     The Funds currently declare and pay dividends on net investment income at least annually, except for the PL Money Market, PL Short Duration Bond, PL Floating Rate Loan, PL Managed Bond, PL Inflation Managed, and PL Real Estate Funds. Dividends are generally: 1) declared daily and paid monthly for the PL Money Market Fund; 2) declared and paid monthly for the PL Short Duration Bond, PL Floating Rate Loan, PL Managed Bond, and PL Inflation Managed Funds; and 3) declared and paid quarterly for the PL Real Estate Fund. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders. All realized capital gains are distributed at least annually for all Funds.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     D. Foreign Currency Translation
     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, and variation margin received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
     The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities and forwards in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations.
     E. Expense Allocation
     General expenses of the Funds are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund. Class-specific fees are charged directly to the respective share class within each Fund.
     F. Offering Costs
     The Funds bear all costs associated with offering expenses including legal, printing and support service expenses. All such costs are amortized to expense of the new Funds on a straight-line basis over twelve months from commencement of operations.
     G. Futures Contracts
     Certain Funds may enter into futures contracts for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     H. Options Contracts
     Certain Funds may write and/or purchase call and put options on securities, futures, interest rate swaps, or currencies. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying futures, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the futures, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.
     I. Forward Foreign Currency Contracts
     Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.
     J. Swaps
     Certain Funds may enter into interest rate, total return, credit default, and other swap agreements in order to obtain a desired return at a lower cost than if a Fund had invested directly in the asset that yielded the desired return and to manage its exposure to interest and other financial risks. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.
     Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.
     Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
     Swaps are marked-to-market daily based upon quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain or loss in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.
     K. Senior Loan Participations and Assignments
     Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy, as a result, the actual maturity may be substantially less than the stated maturities. Senior loans are exempt from registration under the 1933 Act, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance of the terms of the loan agreement. As a result, the Fund assumes the credit risk of the

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Borrower, the selling participant, and any other persons interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2008, no Fund had unfunded loan commitments.
     L. Inflation-Indexed Bonds
     Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     M. Mortgage-Related and Other Asset-Backed Securities
     Certain Funds may invest in mortgage related and other asset-backed securities. These securities include collateralized mortgage obligations (“CMOs”), mortgage dollar rolls, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally using To Be Announced (“TBA”) securities, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.
     N. Government Sponsored Enterprise Securities
     Certain Funds may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLB’s”). Freddie Mac, Fannie Mae, and the FHLB’s, although chartered and sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, and are subject to the risk of default.
     O. When-Issued Securities
     Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     P. Delayed-Delivery Transactions
     Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
     Q. Short Sales
     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to borrow a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a Fund’s volatility.
     R. Repurchase Agreements
     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“Standard & Poor’s”)) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Funds’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     S. New Accounting Pronouncement
     In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the implementation of SFAS 161 will have on the Funds’ financial statement disclosures.
     In September 2008, FASB issued Staff Position FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (the “FSP”). The FSP requires enhanced disclosures regarding a Fund’s credit derivatives holdings and risks of certain guarantees. The FSP is effective for annual and interim reporting periods ending after November 15, 2008. Management is currently evaluating the impact the implementation of the FSP will have on the Funds’ financial statement disclosures.
     T. General Investment Risks
     An investment in a Fund represents an indirect investment in the holdings owned by each Fund. The value of these holdings may move up or down, sometimes rapidly and unpredictably. An investment in a Fund at any point in time may be worth more or less than the original

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
investment. Investments in a Fund may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity.
     The price of equity holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.
     Fixed income holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on the holdings. A fixed income holding’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt holdings may have exposure to sub-prime loans or sub-prime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other holdings, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     Recent market events affecting the U.S. economy as well as foreign markets have left many assets with significant deteriorating values. Certain companies and governmental entities have recently experienced financial difficulties creating volatility and illiquidity that have negatively impacted the markets as a whole. The values of a Fund’s holdings, as reflected in the schedule of investments, may be adversely affected by downturns in the markets, either directly or indirectly, and investors are exposed to potential decreases in the value of such holdings.
     Each Fund may not invest in illiquid securities and bank loans (collectively, “holdings”) if as a result of such investment, more than 15% (10% for the PL Money Market Fund) of its net assets would be invested in illiquid holdings. The term “illiquid holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. The market value of illiquid holdings held by each Fund as of September 30, 2008 was less than 15% (10% for the PL Money Market Fund) of its net assets. Illiquid holdings may be difficult to value and difficult to sell, which means a Fund may not be able to sell such holding quickly for its full value.
     For additional risks, refer to discussions on specific types of investments in Notes 2G through 2R above.
3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS
     Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as investment adviser to the Funds. PLFA also does business under the name Pacific Asset Management (“PAM”). PAM manages the PL Money Market Fund. For the other Funds, with the exception of the Portfolio Optimization Funds, PLFA has retained other portfolio managers as discussed below. Pursuant to an Investment Advisory Agreement, PLFA received advisory fees from the Funds based on the following advisory rates, which were based on an annual percentage of the average daily net assets of each Fund for the period April 1, 2008 to June 30, 2008:

PL Portfolio Optimization Conservative	0.00%	PL Large-Cap Value	0.85%	PL Main Street Core	0.65%
PL Portfolio Optimization Moderate-Conservative	0.00%	PL Short Duration Bond	0.60%	PL Emerging Markets	1.00%
PL Portfolio Optimization Moderate	0.00%	PL Floating Rate Loan (2)	0.75%	PL Managed Bond	0.60%
PL Portfolio Optimization Moderate-Aggressive	0.00%	PL Growth LT	0.75%	PL Inflation Managed	0.60%
PL Portfolio Optimization Aggressive	0.00%	PL Mid-Cap Equity	0.85%	PL Comstock	0.95%
PL Money Market	See (1)	PL Large-Cap Growth	0.95%	PL Mid-Cap Growth	0.90%
PL Small-Cap Growth	1.00%	PL International Large-Cap	1.05%	PL Real Estate	1.10%
PL International Value	0.85%	PL Small-Cap Value	0.95%

(1)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% in excess of $500 million.

(2)	PL Floating Rate Loan Fund commenced operations on June 30, 2008.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     A new advisory fee schedule of 0.20% of average daily net assets for the Portfolio Optimization Funds went into effect on July 1, 2008. At that same time, an equivalent decrease in the annual advisory fee paid by each of the Underlying Funds in which the Portfolio Optimization Funds currently invest, and an additional decrease in the advisory fee paid to PLFA by the PL Small-Cap Growth Fund went into effect. Although net expense at the Portfolio Optimization Funds level increased, the total direct (at the Portfolio Optimization Fund level) and indirect (at the Underlying Fund level) expenses of the Portfolio Optimization Funds remained the same or slightly lower after all of the changes became effective in both the Portfolio Optimization Funds and Underlying Funds. These changes were approved by shareholders (see page E-4 for information on the Special Meeting of Shareholders).
     Pursuant to the new fee schedule, PLFA receives advisory fees from the Funds based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund.

PL Portfolio Optimization Conservative	0.20%	PL Large-Cap Value	0.65%	PL Main Street Core	0.45%
PL Portfolio Optimization Moderate-Conservative	0.20%	PL Short Duration Bond	0.40%	PL Emerging Markets	0.80%
PL Portfolio Optimization Moderate	0.20%	PL Floating Rate Loan (2)	0.75%	PL Managed Bond	0.40%
PL Portfolio Optimization Moderate-Aggressive	0.20%	PL Growth LT	0.55%	PL Inflation Managed	0.40%
PL Portfolio Optimization Aggressive	0.20%	PL Mid-Cap Equity	0.65%	PL Comstock	0.75%
PL Money Market	See (1)	PL Large-Cap Growth	0.75%	PL Mid-Cap Growth	0.70%
PL Small-Cap Growth	0.60%	PL International Large-Cap	0.85%	PL Real Estate	0.90%
PL International Value	0.65%	PL Small-Cap Value	0.75%

(1)	An annual rate of 0.20% of the first $250 million of the average daily net assets, 0.15% of the next $250 million, and 0.10% in excess of $500 million.

(2)	PL Floating Rate Loan Fund commenced operations on June 30, 2008 and was not included in the advisory fee reduction.
     Pursuant to Fund Management Agreements, the Funds and PLFA engage other portfolio managers under PLFA’s supervision for seventeen of the twenty-three Funds. As of September 30, 2008, the following firms serve as sub-advisers for their respective Funds: Fred Alger Management, Inc. for the PL Small-Cap Growth Fund; AllianceBernstein L.P. for the PL International Value Fund; ClearBridge Advisors, LLC for the PL Large-Cap Value Fund; Goldman Sachs Asset Management, L.P. for the PL Short Duration Bond Fund; Highland Capital Management, L.P. for the PL Floating Rate Loan Fund; Janus Capital Management LLC for the PL Growth LT Fund; Lazard Asset Management LLC for the PL Mid-Cap Equity Fund; Loomis, Sayles & Company, L.P. for the PL Large-Cap Growth Fund; MFS Investment Management for the PL International Large-Cap Fund; NFJ Investment Group L.P. for the PL Small-Cap Value Fund; OppenheimerFunds, Inc. for the PL Main Street Core and PL Emerging Markets Funds; Pacific Investment Management Company LLC for the PL Managed Bond and PL Inflation Managed Funds; and Van Kampen for the PL Comstock, PL Mid-Cap Growth and PL Real Estate Funds. PLFA, as investment adviser to the Funds, pays the related management fees to these sub-advisers as compensation for advisory services provided to the Funds.
     Pursuant to an Administration and Shareholder Services Agreement (the “Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Funds. Effective July 1, 2008 under the Agreement, the Funds compensated the Administrator at an annual rate of 0.30% of average daily net assets for procuring or providing administrative, transfer agency, and shareholder services. Prior to July 1, 2008, the Fund compensated the Administrator at an annual rate of 0.35%. In addition, Pacific Life and PLFA provide support services to the Funds that are outside the scope of the administrator’s and investment adviser’s responsibilities under the respective Agreements. Under the support services agreement, the Funds compensate Pacific Life and PLFA for their expenses in providing support services to the Funds in connection with various matters, including the expense of registering and qualifying the Funds on state and Federal levels, providing legal, compliance, accounting, tax and chief compliance officer services, maintaining the Funds’ legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Funds reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Funds’ shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisings, and other marketing efforts by the Distributor in connection with the distribution or sale of the Funds’ shares and makes distribution and service payments to selling groups in connection with the sale of the Funds’ shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor received distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (together the “12b-1 Plans”) for Class B, C and R shares. The Distributor also received service fees pursuant to a Class A Service Plan (non 12b-1). Under the 12b-1 Plans, each Fund paid to the Distributor both distribution and service fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee was 0.75% for Class B and C shares and 0.25% for R shares. The service fee was 0.25% for Class A, B, C, and R shares. The Class A shares did not pay a distribution fee. For the Portfolio Optimization Funds, each class of shares invests in Class A shares of the Underlying Funds, without payment of a front-end sales charge. To avoid duplication of fees, the 0.25% service fee for each class of the Portfolio Optimization Funds was waived. The fees were accrued daily.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     For the six-month period ended September 30, 2008, the Distributor, acting as underwriter, received net commissions of $3,779,667 from the sale of Class A shares and received $471,588 in CDSC from redemptions of Class B and C shares.
4. TRUSTEE COMPENSATION
     The Funds pay each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.
     Each independent trustee is eligible to participate in the Pacific Life Funds’ Deferred Compensation Plan (the “Deferred Compensation Plan”). The Deferred Compensation Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Funds that are payable in accordance with the Deferred Compensation Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Funds without a sales load. Accordingly, the market value appreciation or depreciation of the independent trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to the market fluctuation. As of September 30, 2008, the total deferred trustee compensation liability was $136,790 for both current and retired independent trustees.
5. EXPENSE REDUCTIONS
     To help limit the Funds’ expenses, PLFA pursuant to an expense limitation agreement, has contractually agreed to reduce its fees or otherwise reimburse each Fund for its operating expenses (including organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; non 12b-1 service fees; dividends on securities sold short; acquired fund fees and expenses; foreign taxes on dividends, interest or gains; interest; taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual expense rate based on a percentage of a Fund’s average daily net assets. The expense cap is 0.00% for the Portfolio Optimization Funds and 0.30% for the Underlying Funds through June 30, 2009. Pacific Life, as Administrator, charges the Funds at an annual rate of 0.30% (prior to July 1, 2008 was 0.35%) of average daily net assets under the Administration and Shareholder Services Agreement (see Note 3). To the extent that the expense cap for a Fund is lower than the administration fee, pursuant to an Expense Limitation Agreement dated May 1, 2007, Pacific Life has agreed to waive its administration fee to the level of the expense cap through June 30, 2009.
     The investment adviser expense reimbursement and administrator fee reduction for the six-month period ended September 30, 2008 for each Fund were as follows:

	Investment		Total
	Adviser	Administrator	Reimbursements
	Expense	Fee	and
Funds	Reimbursements	Reductions	Reductions

PL Portfolio Optimization Conservative	$72,488	$105,144	$177,632
PL Portfolio Optimization Moderate-Conservative	119,882	197,232	317,114
PL Portfolio Optimization Moderate	370,551	737,601	1,108,152
PL Portfolio Optimization Moderate-Aggressive	392,001	771,803	1,163,804
PL Portfolio Optimization Aggressive	196,710	340,513	537,223
PL Money Market	48,501	4,670	53,171
PL Small-Cap Growth	81,482	5,050	86,532
PL International Value	168,605	17,007	185,612
PL Large-Cap Value	84,928	9,531	94,459
PL Short Duration Bond	81,613	10,593	92,206
PL Floating Rate Loan	34,965	—	34,965
PL Growth LT	114,260	10,663	124,923
PL Mid-Cap Equity	100,919	11,656	112,575
PL Large-Cap Growth	56,522	3,633	60,155
PL International Large-Cap	164,141	12,669	176,810
PL Small-Cap Value	63,909	2,679	66,588
PL Main Street Core	128,419	15,588	144,007
PL Emerging Markets	155,270	6,269	161,539
PL Managed Bond	213,289	22,383	235,672
PL Inflation Managed	167,433	15,609	183,042
PL Comstock	94,929	16,759	111,688
PL Mid-Cap Growth	93,917	7,076	100,993
PL Real Estate	64,604	5,022	69,626

Total	$3,069,338	$2,329,150	$5,398,488

     There is no guarantee that PLFA and/or Pacific Life will continue to cap and/or reduce expenses after June 30, 2009. Any reimbursement and reduction is subject to repayment to PLFA and/or Pacific Life, for a period of time as permitted under regulatory and/or accounting

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
standards (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA and/or Pacific Life will have the effect of increasing such expenses of the Funds, but not above the expense cap.
     The cumulative reimbursement and reduction amounts, if any, as of September 30, 2008 that are subject to repayment for each Fund are as follows:

	Expiration
Funds	2009	2010	2011	2012

PL Portfolio Optimization Conservative	$239,802	$233,903	$257,268	$177,632
PL Portfolio Optimization Moderate-Conservative	442,372	517,561	575,493	317,114
PL Portfolio Optimization Moderate	1,185,218	1,647,668	2,124,615	1,108,152
PL Portfolio Optimization Moderate-Aggressive	1,107,412	1,718,549	2,302,787	1,163,804
PL Portfolio Optimization Aggressive	469,853	739,235	1,080,933	537,223
PL Money Market	166,678	113,640	93,254	53,171
PL Small-Cap Growth	134,926	149,587	165,822	86,532
PL International Value	267,723	289,007	343,568	185,612
PL Large-Cap Value	219,212	193,610	198,498	94,459
PL Short Duration Bond	150,594	197,905	212,660	92,206
PL Floating Rate Loan	—	—	—	34,965
PL Growth LT	140,644	213,449	272,256	124,923
PL Mid-Cap Equity	173,484	198,479	234,458	112,575
PL Large-Cap Growth	245,172	170,991	140,798	60,155
PL International Large-Cap	355,135	339,401	357,364	176,810
PL Small-Cap Value	—	—	66,498	66,588
PL Main Street Core	82,462	300,236	315,029	144,007
PL Emerging Markets	448,741	411,421	455,787	161,539
PL Managed Bond	265,770	365,613	501,374	235,672
PL Inflation Managed	197,676	282,559	359,755	183,042
PL Comstock	138,900	263,118	300,315	111,688
PL Mid-Cap Growth	167,673	207,435	238,535	100,993
PL Real Estate	136,561	144,757	138,599	69,626

Total	$6,736,008	$8,698,124	$10,735,666	$5,398,488

     Due to the current regulatory and/or accounting standards, all expense reimbursements made by the investment adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2005 ($11,592,221) expired for future recoupment as of March 31, 2008. Based on the Funds’ experience, the likelihood of repayment by the Funds for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by the Funds as of September 30, 2008. The adviser expense reimbursement and administrator fee reduction is presented in the Statements of Operations.
6. TRANSACTIONS WITH AFFILIATES
     The Funds have incurred $5,476,912 of investment advisory fees, $2,091,921 of administration fees (after $2,329,150 administrator fee reduction), and $394,513 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, see Note 3), for the six-month period ended September 30, 2008. As of September 30, 2008, $857,550, $644,342, and $109,926, respectively, remained payable.
     For the six-month period ended September 30, 2008, the Funds also incurred $4,477,544 of distribution and/or service fees (after distribution and/or service fee waivers of $1,653,390), payable to the Distributor under the 12b-1 Plans and non 12b-1 service plan. As of September 30, 2008, $137,517 remained payable.
7. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
     The tax character of distributions paid during the six-month period ended September 30, 2008, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Funds	Income	Capital Gains	Distributions

PL Portfolio Optimization Conservative	$204,805	$133,749	$338,554
PL Portfolio Optimization Moderate-Conservative	278,449	1,105,969	1,384,418
PL Portfolio Optimization Moderate	592,412	6,873,052	7,465,464
PL Portfolio Optimization Moderate-Aggressive	151,201	9,839,802	9,991,003
PL Portfolio Optimization Aggressive	—	5,735,639	5,735,639
PL Money Market	321,722	—	321,722
PL International Value	573,292	—	573,292

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Distributions Paid From
	Ordinary	Long-Term	Total
Funds	Income	Capital Gains	Distributions

PL Large-Cap Value	$84,688	$78,132	$162,820
PL Short Duration Bond	1,546,279	1,135,198	2,681,477
PL Floating Rate Loan	417,189	—	417,189
PL Growth LT	—	1,903,771	1,903,771
PL Mid-Cap Equity	238,926	—	238,926
PL International Large-Cap	95,255	781,483	876,738
PL Small-Cap Value	50,852	—	50,852
PL Main Street Core	204,354	—	204,354
PL Emerging Markets	218,871	3,743,974	3,962,845
PL Managed Bond	11,886,009	—	11,886,009
PL Inflation Managed	10,207,500	—	10,207,500
PL Comstock	334,730	—	334,730
PL Mid-Cap Growth	—	1,551,981	1,551,981
PL Real Estate	224,476	—	224,476
     The tax character of distributions paid during the year ended March 31, 2008, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Funds	Income	Capital Gains	Distributions

PL Portfolio Optimization Conservative	$1,198,682	$409,807	$1,608,489
PL Portfolio Optimization Moderate-Conservative	2,956,503	1,491,677	4,448,180
PL Portfolio Optimization Moderate	11,117,211	8,988,403	20,105,614
PL Portfolio Optimization Moderate-Aggressive	10,777,565	12,805,723	23,583,288
PL Portfolio Optimization Aggressive	4,531,572	6,259,385	10,790,957
PL Money Market	1,040,367	—	1,040,367
PL Small-Cap Growth	1,969,306	3,541,064	5,510,370
PL International Value	1,675,910	1,841,473	3,517,383
PL Large-Cap Value	568,964	1,209,904	1,778,868
PL Short Duration Bond	2,709,344	—	2,709,344
PL Growth LT	205,532	1,478,375	1,683,907
PL Mid-Cap Equity	5,417,760	3,238,588	8,656,348
PL International Large-Cap	1,209,472	3,988,898	5,198,370
PL Small-Cap Value	118,054	—	118,054
PL Main Street Core	3,267,703	3,144,126	6,411,829
PL Emerging Markets	1,219,252	5,007,689	6,226,941
PL Managed Bond	5,393,445	149,998	5,543,443
PL Inflation Managed	5,076,398	—	5,076,398
PL Comstock	1,457,505	2,487,829	3,945,334
PL Mid-Cap Growth	3,927,155	7,813,635	11,740,790
PL Real Estate	861,504	2,160,606	3,022,110
     As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

				Net
	Accumulated	Undistributed	Undistributed	Unrealized
	Capital and	Ordinary	Long-Term	Appreciation
Funds	Other Losses	Income	Capital Gains	(Depreciation)(1)

PL Portfolio Optimization Conservative	$—	$204,798	$133,752	$714,002
PL Portfolio Optimization Moderate-Conservative	—	278,441	1,105,969	1,042,639
PL Portfolio Optimization Moderate	—	592,403	6,873,046	(12,803)
PL Portfolio Optimization Moderate-Aggressive	—	151,196	9,839,791	(8,946,837)
PL Portfolio Optimization Aggressive	—	—	5,735,626	(11,667,178)
PL Money Market	(87)	16,378	—	—
PL Small-Cap Growth	(2,341,185)	—	—	(2,631,680)
PL International Value	(440,915)	573,283	—	(4,772,858)
PL Large-Cap Value	(72,367)	84,685	78,131	1,136,163
PL Short Duration Bond	—	265,018	1,135,195	1,629,366
PL Growth LT	(149,269)	—	1,903,765	3,898,812
PL Mid-Cap Equity	(5,478,255)	238,907	—	(7,905,077)
PL Large-Cap Growth	(1,568,164)	—	—	2,408,814
PL International Large-Cap	—	95,253	781,478	10,028,188
PL Small-Cap Value	(283,363)	50,850	—	(1,594,734)

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Net
	Accumulated	Undistributed	Undistributed	Unrealized
	Capital and	Ordinary	Long-Term	Appreciation
Funds	Other Losses	Income	Capital Gains	(Depreciation) (1)

PL Main Street Core	$(8,725,714)	$204,345	$—	$(524,142)
PL Emerging Markets	(39,806)	218,866	3,743,974	7,889,318
PL Managed Bond	(2,753,243)	8,064,044	—	4,181,818
PL Inflation Managed	(494,621)	8,607,662	—	1,002,065
PL Comstock	(283,725)	334,722	—	(12,638,706)
PL Mid-Cap Growth	(5,737)	—	1,551,977	4,691,453
PL Real Estate	(959,835)	16,974	—	317,672

(1)	Amount includes appreciation and depreciation on investments, derivatives, and assets and liabilities in foreign currencies.
The components of the accumulated capital and other losses as of March 31, 2008, are summarized in Note 8.
8. FEDERAL INCOME TAX INFORMATION
     Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2008, to qualify as a regulated investment company and is not required to pay Federal income tax under Subchapter M of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (see Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.
     Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2008, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers and the post-October capital and foreign currency losses deferred as of March 31, 2008, were as follows:

								Post-	Post-October	Accumulated
	Net Capital							October	Foreign	Capital and
	Loss	Net Capital Loss Carryover Expiring in						Capital Loss	Currency	Other
Funds	Carryover	2010	2011	2013	2014	2015	2016	Deferral	Loss Deferral	Losses

PL Money Market	$(87)	$—	$—	$—	$(6)	$(81)	$—	$—	$—	$(87)
PL Small-Cap Growth	—	—	—	—	—	—	—	(2,341,185)	—	(2,341,185)
PL International Value	—	—	—	—	—	—	—	(347,482)	(93,433)	(440,915)
PL Large-Cap Value	—	—	—	—	—	—	—	(72,345)	(22)	(72,367)
PL Growth LT	—	—	—	—	—	—	—	—	(149,269)	(149,269)
PL Mid-Cap Equity	—	—	—	—	—	—	—	(5,478,255)	—	(5,478,255)
PL Large-Cap Growth*	(1,140,595)	—	(64,425)	—	—	(1,076,170)	—	(427,569)	—	(1,568,164)
PL Small-Cap Value	(32,441)	—	—	—	—	—	(32,441)	(250,922)	—	(283,363)
PL Main Street Core	—	—	—	—	—	—	—	(8,725,714)	—	(8,725,714)
PL Emerging Markets	—	—	—	—	—	—	—	—	(39,806)	(39,806)
PL Managed Bond	—	—	—	—	—	—	—	(2,753,243)	—	(2,753,243)
PL Inflation Managed	—	—	—	—	—	—	—	(467,335)	(27,286)	(494,621)
PL Comstock	—	—	—	—	—	—	—	(283,725)	—	(283,725)
PL Mid-Cap Growth	—	—	—	—	—	—	—	—	(5,737)	(5,737)
PL Real Estate	—	—	—	—	—	—	—	(959,835)	—	(959,835)

*	The availability of a certain amount of capital loss carryforward, which was acquired on December 31, 2003 in the merger with the PF Putnam Research Fund, may be limited in a given year.
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2008, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Net Unrealized
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other(1)	Depreciation

PL Portfolio Optimization Conservative	$77,882,262	$—	$(6,806,714)	$(6,806,714)	$—	$(6,806,714)
PL Portfolio Optimization Moderate-Conservative	128,125,926	—	(13,267,643)	(13,267,643)	—	(13,267,643)
PL Portfolio Optimization Moderate	472,732,727	237	(57,360,961)	(57,360,724)	—	(57,360,724)

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

		Gross	Gross	Net Unrealized	Net Unrealized
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Net Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other(1)	(Depreciation)

PL Portfolio Optimization Moderate-Aggressive	$499,548,858	$12,616	$(74,524,797)	$(74,512,181)	$—	$(74,512,181)
PL Portfolio Optimization Aggressive	221,210,680	—	(38,900,530)	(38,900,530)	—	(38,900,530)
PL Money Market	47,227,814	—	—	—	—	—
PL Small-Cap Growth	34,345,682	2,681,575	(6,955,851)	(4,274,276)	—	(4,274,276)
PL International Value	132,439,808	1,317,539	(34,467,002)	(33,149,463)	(28,575)	(33,178,038)
PL Large-Cap Value	86,979,380	5,210,398	(9,913,631)	(4,703,233)	—	(4,703,233)
PL Short Duration Bond	64,568,743	375,131	(1,056,799)	(681,668)	199,806	(481,862)
PL Floating Rate Loan	37,512,793	96,131	(2,220,257)	(2,124,126)	—	(2,124,126)
PL Growth LT	105,548,793	3,779,481	(14,357,021)	(10,577,540)	—	(10,577,540)
PL Mid-Cap Equity	92,370,362	2,352,741	(15,102,257)	(12,749,516)	—	(12,749,516)
PL Large-Cap Growth	20,434,506	1,340,974	(1,462,236)	(121,262)	—	(121,262)
PL International Large-Cap	95,846,187	5,788,470	(14,089,954)	(8,301,484)	(3,896)	(8,305,380)
PL Small-Cap Value	43,998,515	1,672,766	(5,313,328)	(3,640,562)	—	(3,640,562)
PL Main Street Core	123,679,353	3,908,066	(17,962,105)	(14,054,039)	—	(14,054,039)
PL Emerging Markets	40,980,885	2,803,832	(7,339,475)	(4,535,643)	(34,899)	(4,570,542)
PL Managed Bond	218,904,397	1,726,218	(14,507,720)	(12,781,502)	(271,898)	(13,053,400)
PL Inflation Managed	209,933,991	799,901	(9,153,040)	(8,353,139)	(1,335,905)	(9,689,044)
PL Comstock	123,199,912	4,993,992	(22,393,826)	(17,399,834)	—	(17,399,834)
PL Mid-Cap Growth	24,228,029	3,841,330	(4,753,600)	(912,270)	70	(912,200)
PL Real Estate	36,857,528	3,975,770	(4,440,396)	(464,626)	5,941	(458,685)

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.
     The Funds implemented FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. The implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset values of each of the Funds.
     As of and during the six-month period ended September 30, 2008, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-month period ended September 30, 2008, the Funds did not incur any interest or penalties.
     The Funds remain subject to examination by Federal and State tax authorities for the tax years ended March 31, 2005, through March 31, 2008.
9. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments and the PL Money Market Fund since it trades exclusively in short-term debt securities) for the six-month period ended September 30, 2008, were as follows:

	U.S. Government Securities		Other Securities
Funds	Purchases	Sales	Purchases	Sales

PL Portfolio Optimization Conservative	$—	$—	$35,289,198	$11,882,139
PL Portfolio Optimization Moderate-Conservative	—	—	32,408,940	18,636,218
PL Portfolio Optimization Moderate	—	—	97,194,774	56,050,711
PL Portfolio Optimization Moderate-Aggressive	—	—	94,468,729	57,695,288
PL Portfolio Optimization Aggressive	—	—	33,427,289	23,233,716
PL Small-Cap Growth	—	—	10,969,476	12,937,018
PL International Value	—	—	30,805,246	18,269,031
PL Large-Cap Value	—	—	35,998,573	13,520,702
PL Short Duration Bond	29,647,093	49,085,804	10,348,160	7,665,595
PL Floating Rate Loan	—	—	43,644,145	6,301,198
PL Growth LT	—	—	63,906,680	25,872,868
PL Mid-Cap Equity	—	—	42,529,248	37,050,731
PL Large-Cap Growth			21,439,956	23,527,013
PL International Large-Cap	—	—	22,963,974	12,092,225
PL Small-Cap Value	—	—	28,685,451	5,478,472

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	U.S. Government Securities		Other Securities
Funds	Purchases	Sales	Purchases	Sales

PL Main Street Core	$—	$—	$81,125,562	$67,254,931
PL Emerging Markets	—	—	11,922,111	13,789,693
PL Managed Bond	340,943,443	357,803,450	50,270,177	44,767,133
PL Inflation Managed	813,571,808	800,072,993	18,626,291	5,365,401
PL Comstock	—	—	33,131,441	34,726,354
PL Mid-Cap Growth	—	—	9,805,713	34,286,133
PL Real Estate	—	—	9,410,549	8,136,488
10. SHARES OF BENEFICIAL INTEREST
     Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund were as follows:

	PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization
	Conservative Fund		Moderate-Conservative Fund		Moderate Fund		Moderate-Aggressive Fund
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008

Class A
Shares sold	1,285,448	2,044,366	987,010	2,356,748	3,180,004	7,372,963	3,079,981	7,919,506
Dividend and distribution reinvested	15,150	64,073	54,204	170,911	295,021	731,425	380,481	824,356
Shares repurchased	(601,539)	(950,147)	(1,054,586)	(1,171,757)	(2,374,814)	(3,775,070)	(2,242,855)	(3,978,516)

Net increase (decrease)	699,059	1,158,292	(13,372)	1,355,902	1,100,211	4,329,318	1,217,607	4,765,346
Beginning shares outstanding	2,274,631	1,116,339	4,597,575	3,241,673	16,743,036	12,413,718	17,222,972	12,457,626

Ending shares outstanding	2,973,690	2,274,631	4,584,203	4,597,575	17,843,247	16,743,036	18,440,579	17,222,972

Class B
Shares sold	351,284	273,848	303,205	575,014	820,559	1,869,065	756,674	2,031,614
Dividend and distribution reinvested	2,385	11,734	14,483	43,434	78,350	189,055	123,698	253,664
Shares repurchased	(70,013)	(88,862)	(186,825)	(317,752)	(551,028)	(772,253)	(560,522)	(950,503)

Net increase	283,656	196,720	130,863	300,696	347,881	1,285,867	319,850	1,334,775
Beginning shares outstanding	466,463	269,743	1,385,360	1,084,664	4,928,814	3,642,947	5,828,845	4,494,070

Ending shares outstanding	750,119	466,463	1,516,223	1,385,360	5,276,695	4,928,814	6,148,695	5,828,845

Class C
Shares sold	1,462,921	1,786,254	1,403,911	2,818,712	3,067,824	7,240,475	2,694,004	6,626,048
Dividend and distribution reinvested	12,345	61,321	49,220	144,123	256,334	615,952	342,362	678,236
Shares repurchased	(613,076)	(945,780)	(697,286)	(1,267,006)	(2,102,736)	(3,285,401)	(1,778,776)	(2,808,329)

Net increase	862,190	901,795	755,845	1,695,829	1,221,422	4,571,026	1,257,590	4,495,955
Beginning shares outstanding	2,463,569	1,561,774	4,426,355	2,730,526	15,793,557	11,222,531	15,825,809	11,329,854

Ending shares outstanding	3,325,759	2,463,569	5,182,200	4,426,355	17,014,979	15,793,557	17,083,399	15,825,809

Class R
Shares sold	132,908	134,408	156,270	197,444	410,616	807,358	240,872	221,191
Dividend and distribution reinvested	867	3,026	3,842	7,433	14,239	26,267	8,121	9,501
Shares repurchased	(41,429)	(3,360)	(66,357)	(50,482)	(98,089)	(351,476)	(26,832)	(39,951)

Net increase	92,346	134,074	93,755	154,395	326,766	482,149	222,161	190,741
Beginning shares outstanding	154,653	20,579	276,986	122,591	675,499	193,350	266,964	76,223

Ending shares outstanding	246,999	154,653	370,741	276,986	1,002,265	675,499	489,125	266,964

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Portfolio Optimization		PL Money		PL Small-Cap		PL International
	Aggressive Fund		Market Fund		Growth Fund(1)		Value Fund(1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008

Class A
Shares sold	1,520,222	4,045,470	51,768,184	91,048,830	373,848	560,801	1,648,900	4,373,906
Dividend and distribution reinvested	230,475	387,742	296,213	988,340	—	484,256	46,352	242,203
Shares repurchased	(1,094,110)	(2,038,754)	(47,462,506)	(70,498,425)	(661,077)	(643,002)	(843,236)	(304,164)
Converted from Class B and C shares	—	—	—	—	64,795	—	104,545	—

Net increase (decrease)	656,587	2,394,458	4,601,891	21,538,745	(222,434)	402,055	956,561	4,311,945
Beginning shares outstanding	7,993,297	5,598,839	42,638,206	21,099,461	4,083,681	3,681,626	9,673,149	5,361,204

Ending shares outstanding	8,649,884	7,993,297	47,240,097	42,638,206	3,861,247	4,083,681	10,629,710	9,673,149

Class B
Shares sold	320,061	1,152,638			103	3,645	979	6,671
Dividend and distribution reinvested	72,540	107,232			—	4,722	—	892
Shares repurchased	(192,279)	(507,945)			(889)	(7,513)	(1,725)	(12,085)
Converted to Class A shares	—	—			(40,580)	—	(41,781)	—

Net increase (decrease)	200,322	751,925			(41,366)	854	(42,527)	(4,522)
Beginning shares outstanding	2,520,640	1,768,715			41,366	40,512	42,527	47,049

Ending shares outstanding	2,720,962	2,520,640			—	41,366	—	42,527

Class C
Shares sold	933,005	3,804,170			54	4,384	145	8,774
Dividend and distribution reinvested	179,396	269,560			—	4,080	—	1,505
Shares repurchased	(894,116)	(1,879,851)			(6,381)	(14,587)	(10,054)	(37,080)
Converted to Class A shares	—	—			(27,088)	—	(65,319)	—

Net increase (decrease)	218,285	2,193,879			(33,415)	(6,123)	(75,228)	(26,801)
Beginning shares outstanding	6,326,273	4,132,394			33,415	39,538	75,228	102,029

Ending shares outstanding	6,544,558	6,326,273			—	33,415	—	75,228

Class R
Shares sold	83,367	75,915
Dividend and distribution reinvested	4,130	3,589
Shares repurchased	(5,429)	(5,059)

Net increase	82,068	74,445
Beginning shares outstanding	102,781	28,336

Ending shares outstanding	184,849	102,781

(1)	Class B and Class C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Large-Cap		PL Short Duration		PL Floating Rate Loan	PL Growth
	Value Fund (1)		Bond Fund (1)		Fund (2)	LT Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Period ended	Year ended
	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	9/30/2008	3/31/2008

Class A
Shares sold	2,711,670	1,668,606	794,356	1,620,819	3,707,365	2,939,332	1,433,973
Dividend and distribution reinvested	14,516	132,030	269,238	271,557	42,845	154,493	118,176
Shares repurchased	(141,229)	(199,370)	(3,009,415)	(516,210)	(16,426)	(122,402)	(167,280)
Converted from Class B and C shares	114,264	—	6,864	—	—	56,444	—

Net increase (decrease)	2,699,221	1,601,266	(1,938,957)	1,376,166	3,733,784	3,027,867	1,384,869
Beginning shares outstanding	5,944,756	4,343,490	8,186,632	6,810,466	—	6,112,962	4,728,093

Ending shares outstanding	8,643,977	5,944,756	6,247,675	8,186,632	3,733,784	9,140,829	6,112,962

Class B
Shares sold	76	4,218	—	18		74	2,924
Dividend and distribution reinvested	—	987	17	117		—	592
Shares repurchased	(6,307)	(9,383)	—	(830)		(296)	(5,958)
Converted to Class A shares	(43,188)	—	(3,936)	—		(32,171)	—

Net decrease	(49,419)	(4,178)	(3,919)	(695)		(32,393)	(2,442)
Beginning shares outstanding	49,419	53,597	3,919	4,614		32,393	34,835

Ending shares outstanding	—	49,419	—	3,919		—	32,393

Class C
Shares sold	412	5,074	199	2,836		155	3,711
Dividend and distribution reinvested	—	1,860	15	394		(2,549)	567
Shares repurchased	(16,754)	(38,361)	(1,649)	(43,204)		(26,175)	(36,535)
Converted to Class A shares	(73,662)	—	(2,932)	—		—	—

Net decrease	(90,004)	(31,427)	(4,367)	(39,974)		(28,569)	(32,257)
Beginning shares outstanding	90,004	121,431	4,367	44,341		28,569	60,826

Ending shares outstanding	—	90,004	—	4,367		—	28,569

	PL Mid-Cap		PL Large-Cap		PL International		PL Small-Cap
	Equity Fund (1), (3)		Growth Fund (1)		Large-Cap Fund (1)		Value Fund (4)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Period ended
	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008

Class A
Shares sold	1,118,045	2,817,854	197,150	364,737	777,220	1,402,505	2,879,385	2,701,104
Dividend and distribution reinvested	27,120	813,309	—	—	58,541	307,596	5,753	12,874
Shares repurchased	(885,423)	(201,846)	(328,503)	(676,783)	(145,078)	(147,387)	(271,972)	(540,978)
Converted from Class B and C shares	22,991	—	99,602	—	73,362	—	—	—

Net increase (decrease)	282,733	3,429,317	(31,751)	(312,046)	764,045	1,562,714	2,613,166	2,173,000
Beginning shares outstanding	9,555,368	6,126,051	2,839,571	3,151,617	6,177,440	4,614,726	2,173,000	—

Ending shares outstanding	9,838,101	9,555,368	2,807,820	2,839,571	6,941,485	6,177,440	4,786,166	2,173,000

Class B
Shares sold	127	1,639	177	2,913	1,100	5,739
Dividend and distribution reinvested	—	725	—	—	—	2,101
Shares repurchased	(3)	(3,989)	(949)	(5,912)	(38)	(8,877)
Converted to Class A shares	(6,709)	—	(42,959)		(41,192)	—

Net decrease	(6,585)	(1,625)	(43,731)	(2,999)	(40,130)	(1,037)
Beginning shares outstanding	6,585	8,210	43,731	46,730	40,130	41,167

Ending shares outstanding	—	6,585	—	43,731	—	40,130

(1)	Class B and Class C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Operations commenced on June 30, 2008.

(3)	Formerly named PL Mid-Cap Value Fund.

(4)	Operations commenced on June 29, 2007.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Mid-Cap		PL Large-Cap		PL International		PL Small-Cap
	Equity Fund (1), (2)		Growth Fund (1)		Large-Cap Fund (1)		Value Fund (3)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Period ended
	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008
Class C
Shares sold	7	2,983	135	8,602	362	5,352
Dividend and distribution reinvested	—	2,131	—	—	—	2,354
Shares repurchased	(1,264)	(9,107)	(9,953)	(28,195)	(5,143)	(23,862)
Converted to Class A shares	(16,768)	—	(60,722)	—	(34,177)	—

Net decrease	(18,025)	(3,993)	(70,540)	(19,593)	(38,958)	(16,156)
Beginning shares outstanding	18,025	22,018	70,540	90,133	38,958	55,114

Ending shares outstanding	—	18,025	—	70,540	—	38,958

	PL Main Street		PL Emerging		PL Managed		PL Inflation
	Core Fund		Markets Fund		Bond Fund (1)		Managed Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008
Class A
Shares sold	1,671,732	3,446,280	205,817	174,291	2,163,543	6,879,657	838,618	2,979,055
Dividend and distribution reinvested	20,313	559,901	325,357	415,599	1,193,178	523,641	996,489	485,101
Shares repurchased	(267,996)	(305,912)	(289,108)	(1,031,808)	(1,689,736)	(1,046,446)	(2,852,787)	(547,086)
Converted from Class B and C shares	—	—	—	—	249,828	—	259,913	—

Net increase (decrease)	1,424,049	3,700,269	242,066	(441,918)	1,916,813	6,356,852	(757,767)	2,917,070
Beginning shares outstanding	11,300,857	7,600,588	3,507,126	3,949,044	16,385,906	10,029,054	11,042,505	8,125,435

Ending shares outstanding	12,724,906	11,300,857	3,749,192	3,507,126	18,302,719	16,385,906	10,284,738	11,042,505

Class B
Shares sold					983	2,947	24	1,604
Dividend and distribution reinvested					326	2,196	150	3,000
Shares repurchased					(809)	(16,063)	(11,675)	(15,387)
Converted to Class A shares					(79,742)	—	(67,109)	—

Net decrease					(79,242)	(10,920)	(78,610)	(10,783)
Beginning shares outstanding					79,242	90,162	78,610	89,393

Ending shares outstanding					—	79,242	—	78,610

Class C
Shares sold					211	28,527	97	3,973
Dividend and distribution reinvested					760	6,125	400	8,131
Shares repurchased					(30,109)	(95,145)	(7,459)	(84,335)
Converted to Class A shares					(170,523)	—	(192,804)	—

Net decrease					(199,661)	(60,493)	(199,766)	(72,231)
Beginning shares outstanding					199,661	260,154	199,766	271,997

Ending shares outstanding					—	199,661	—	199,766

(1)	Class B and Class C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Formerly named PL Mid-Cap Value Fund.

(3)	Operations commenced on June 29, 2007.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Comstock		PL Mid-Cap		PL Real Estate
	Fund (1)		Growth Fund (1)		Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2008	3/31/2008	9/30/2008	3/31/2008	9/30/2008	3/31/2008
Class A
Shares sold	1,357,817	4,626,337	309,913	580,857	358,520	1,234,517
Dividend and distribution reinvested	30,982	288,772	165,529	1,034,270	21,317	248,696
Shares repurchased	(1,958,249)	(353,798)	(2,812,132)	(2,029,753)	(270,386)	(224,535)
Converted from Class B and C shares	93,595	—	196,520	—	27,603	—

Net increase (decrease)	(475,855)	4,561,311	(2,140,170)	(414,626)	137,054	1,258,678
Beginning shares outstanding	10,497,434	5,936,123	5,391,812	5,806,438	3,367,237	2,108,559

Ending shares outstanding	10,021,579	10,497,434	3,251,642	5,391,812	3,504,291	3,367,237

Class B
Shares sold	110	4,495	588	9,165	110	1,471
Dividend and distribution reinvested	—	1,303	—	20,051	—	625
Shares repurchased	(2,548)	(10,517)	(4,082)	(16,880)	(40)	(5,403)
Converted to Class A shares	(42,186)	—	(109,815)	—	(8,683)	—

Net increase (decrease)	(44,624)	(4,719)	(113,309)	12,336	(8,613)	(3,307)
Beginning shares outstanding	44,624	49,343	113,309	100,973	8,613	11,920

Ending shares outstanding	—	44,624	—	113,309	—	8,613

Class C
Shares sold	477	7,040	704	12,133	192	7,417
Dividend and distribution reinvested	—	1,762	1	21,755	—	1,616
Shares repurchased	(11,256)	(31,083)	(20,134)	(53,663)	(577)	(11,921)
Converted to Class A shares	(53,116)	—	(95,571)	—	(19,183)	—

Net decrease	(63,895)	(22,281)	(115,000)	(19,775)	(19,568)	(2,888)
Beginning shares outstanding	63,895	86,176	115,000	134,775	19,568	22,456

Ending shares outstanding	—	63,895	—	115,000	—	19,568

(1)	Class B and Class C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).
As of September 30, 2008, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C, and R) owned the following percentages of the total shares outstanding of each of the following Underlying Funds, as applicable:

	Portfolio Optimization Funds
		PL Portfolio		PL Portfolio
	PL Portfolio	Optimization	PL Portfolio	Optimization	PL Portfolio
	Optimization	Moderate-	Optimization	Moderate-	Optimization
Underlying Funds	Conservative	Conservative	Moderate	Aggressive	Aggressive
PL Money Market	3.17%	N/A	N/A	N/A	N/A
PL Small-Cap Growth	N/A	3.32%	25.21%	39.38%	28.39%
PL International Value	1.97%	6.17%	25.44%	41.23%	22.95%
PL Large-Cap Value	1.45%	5.12%	32.89%	39.11%	17.06%
PL Short Duration Bond	18.24%	22.08%	51.63%	7.63%	N/A
PL Floating Rate Loan	18.03%	19.89%	49.28%	12.80%	N/A
PL Growth LT	1.26%	4.52%	28.76%	42.70%	20.55%
PL Mid-Cap Equity	2.34%	5.08%	30.68%	42.94%	18.51%
PL Large-Cap Growth	N/A	4.98%	35.33%	36.53%	15.94%
PL International Large-Cap	1.56%	6.33%	27.15%	42.15%	20.51%
PL Small-Cap Value	N/A	2.55%	20.75%	43.77%	32.93%
PL Main Street Core	2.78%	7.00%	32.69%	37.74%	19.78%
PL Emerging Markets	N/A	N/A	30.40%	41.89%	27.71%
PL Managed Bond	14.36%	18.53%	43.03%	21.05%	N/A
PL Inflation Managed	12.86%	16.61%	39.23%	27.16%	N/A
PL Comstock	3.50%	7.41%	31.36%	37.56%	17.89%
PL Mid-Cap Growth	N/A	8.85%	31.24%	32.24%	13.93%
PL Real Estate	N/A	N/A	22.81%	49.30%	26.20%

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
11. INDEMNIFICATIONS
     Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Funds. In addition, the Funds entered into an agreement with each of the trustees which provides that the Funds will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Funds, to the fullest extent permitted by the Funds’ Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Funds enters into contracts with service providers and others that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Funds and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
12. U.S. TREASURY’S TEMPORARY MONEY MARKET FUND GUARANTEE PROGRAM
     The PL Money Market Fund has not experienced difficulties in maintaining its $1.00 share price during the period, but there can be no assurances of future performance. Accordingly, the PL Money Market Fund has applied to participate in the voluntary, temporary money market fund guarantee program (the “Program”) that was recently announced by the U.S. Department of the Treasury (the “Treasury”). Participation in the Program by the PL Money Market Fund was approved by the Board on October 7, 2008 and becomes effective upon the Treasury’s execution of the PL Money Market Fund’s application.
     The Program’s guarantee applies to shareholders of the PL Money Market Fund as of the close of business on September 19, 2008 (“Eligible Shareholders”). The Program covers the lesser of the number of shares owned by an Eligible Shareholder (i) on September 19, 2008 or (ii) on the date the PL Money Market Fund’s market-based net asset value per share falls below $0.995. Investors who became shareholders after September 19, 2008 are not covered under the Program.
     If an Eligible Shareholder redeems all of his or her shares of the PL Money Market Fund from their Pacific Life Funds account and subsequently purchases shares of the PL Money Market Fund in that same account from which PL Money Market Fund shares were originally redeemed, those shares would be covered to the extent described above. Shares protected under the Program that are transferred ‘in kind’ during the coverage period, where there is no change in the beneficial ownership structure of an account would continue to be covered up to the account value established as of September 19, 2008 (e.g., transfers in kind between intermediaries, directly held accounts moved to omnibus or networked positions or vice versa). Certain transfers ‘in kind’ or re-registrations that involve a change in the beneficial ownership of an account (e.g., individual to joint) may not be eligible for coverage.
     If the PL Money Market Fund’s net asset value declines to below $0.995 during the coverage period (a “Guarantee Event”) and the PL Money Market Fund seeks to recover under the Program, the PL Money Market Fund would be required to liquidate within thirty (30) days (unless Treasury consents to a later date). Upon liquidation, shares not protected under the Program would receive only net asset value per share. An Eligible Shareholder would receive up to $1.00 per protected share upon liquidation of the PL Money Market Fund pursuant to the Program (subject to adjustment and the overall limit of $50 billion currently available under the Program to all money market funds participating in the Program).
     The Program has an initial three-month term beginning September 19, 2008, which may be extended by the Treasury through September 18, 2009. Participation for the initial three-month term requires a payment to the Treasury equal to 0.01% of the net asset value of the PL Money Market Fund as of September 19, 2008. While this would normally be an expense borne by the PL Money Market Fund, the PL Money Market Fund’s adviser has agreed to reimburse the PL Money Market Fund for the expense of the initial three-month term. If the Program is extended, the PL Money Market Fund’s Board will consider whether to participate and any additional cost could be borne by the PL Money Market Fund.

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2008 to September 30, 2008.
ACTUAL EXPENSES
     The first section of the table for each Fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses, after any applicable adviser expense reimbursement, administrator fee reductions, and distributor fee waivers. The “Ending Account Value at 09/30/08” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/08-09/30/08” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2008 to September 30, 2008.
     You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 Fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your Fund(s) in the “Expenses Paid During the Period 04/01/08-09/30/08.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second section of the table for each Fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual Fund’s expenses, after any applicable adviser expense reimbursement, administrator fee reductions, and distributor fee waivers. It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the Fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/08 -
	04/01/08	09/30/08	Ratio	09/30/08

PL Portfolio Optimization Conservative Fund (2)

Actual Fund Return
Class A	$1,000.00	$934.40	0.11%	$0.53
Class B	1,000.00	930.90	0.86%	4.16
Class C	1,000.00	929.90	0.86%	4.16
Class R	1,000.00	933.00	0.36%	1.74

Hypothetical
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Class B	1,000.00	1,020.76	0.86%	4.36
Class C	1,000.00	1,020.76	0.86%	4.36
Class R	1,000.00	1,023.26	0.36%	1.83

PL Portfolio Optimization Moderate-Conservative Fund (2)

Actual Fund Return
Class A	$1,000.00	$913.50	0.10%	$0.48
Class B	1,000.00	909.50	0.85%	4.07
Class C	1,000.00	909.60	0.85%	4.07
Class R	1,000.00	912.10	0.35%	1.68

Hypothetical
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class B	1,000.00	1,020.81	0.85%	4.31
Class C	1,000.00	1,020.81	0.85%	4.31
Class R	1,000.00	1,023.31	0.35%	1.78

PL Portfolio Optimization Moderate Fund (2)

Actual Fund Return
Class A	$1,000.00	$895.70	0.10%	$0.48
Class B	1,000.00	891.60	0.85%	4.03
Class C	1,000.00	892.40	0.85%	4.03
Class R	1,000.00	895.00	0.35%	1.66

Hypothetical
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class B	1,000.00	1,020.81	0.85%	4.31
Class C	1,000.00	1,020.81	0.85%	4.31
Class R	1,000.00	1,023.31	0.35%	1.78

PL Portfolio Optimization Moderate-Aggressive Fund (2)

Actual Fund Return
Class A	$1,000.00	$878.90	0.10%	$0.47
Class B	1,000.00	874.60	0.85%	3.99
Class C	1,000.00	873.50	0.85%	3.99
Class R	1,000.00	876.90	0.35%	1.65

Hypothetical
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class B	1,000.00	1,020.81	0.85%	4.31
Class C	1,000.00	1,020.81	0.85%	4.31
Class R	1,000.00	1,023.31	0.35%	1.78
See explanation of references on page E-3

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/08 -
	04/01/08	09/30/08	Ratio	09/30/08

PL Portfolio Optimization Aggressive Fund (2)

Actual Fund Return
Class A	$1,000.00	$868.00	0.10%	$0.47
Class B	1,000.00	861.60	0.85%	3.97
Class C	1,000.00	862.40	0.85%	3.97
Class R	1,000.00	866.20	0.35%	1.64

Hypothetical
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class B	1,000.00	1,020.81	0.85%	4.31
Class C	1,000.00	1,020.81	0.85%	4.31
Class R	1,000.00	1,023.31	0.35%	1.78

PL Money Market Fund

Actual Fund Return
Class A	$1,000.00	$1,008.00	0.84%	$4.23

Hypothetical
Class A	$1,000.00	$1,020.86	0.84%	$4.26

PL Small-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$891.40	1.36%	$6.45

Hypothetical
Class A	$1,000.00	$1,018.15	1.36%	$6.88

PL International Value Fund

Actual Fund Return
Class A	$1,000.00	$765.50	1.31%	$5.80

Hypothetical
Class A	$1,000.00	$1,018.50	1.31%	$6.63

PL Large-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$906.20	1.29%	$6.16

Hypothetical
Class A	$1,000.00	$1,018.60	1.29%	$6.53

PL Short Duration Bond Fund

Actual Fund Return
Class A	$1,000.00	$992.90	1.07%	$5.35

Hypothetical
Class A	$1,000.00	$1,019.70	1.07%	$5.42

PL Floating Rate Loan Fund (3)

Actual Fund Return
Class A	$1,000.00	$956.00	1.30%	$3.24

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58

PL Growth LT Fund

Actual Fund Return
Class A	$1,000.00	$855.80	1.19%	$5.54

Hypothetical
Class A	$1,000.00	$1,019.10	1.19%	$6.02

PL Mid-Cap Equity Fund (formerly PL Mid-Cap Value Fund)

Actual Fund Return
Class A	$1,000.00	$911.60	1.30%	$6.23

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58

PL Large-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$812.80	1.41%	$6.41

Hypothetical
Class A	$1,000.00	$1,018.05	1.41%	$7.13

PL International Large-Cap Fund

Actual Fund Return
Class A	$1,000.00	$821.60	1.50%	$6.85

Hypothetical
Class A	$1,000.00	$1,017.55	1.50%	$7.59

PL Small-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$959.20	1.37%	$6.73

Hypothetical
Class A	$1,000.00	$1,018.20	1.37%	$6.93

PL Main Street Core Fund

Actual Fund Return
Class A	$1,000.00	$888.50	1.10%	$5.21

Hypothetical
Class A	$1,000.00	$1,019.55	1.10%	$5.57

PL Emerging Markets Fund

Actual Fund Return
Class A	$1,000.00	$800.70	1.46%	$6.59

Hypothetical
Class A	$1,000.00	$1,017.75	1.46%	$7.38

PL Managed Bond Fund

Actual Fund Return
Class A	$1,000.00	$937.30	1.05%	$5.10

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32

PL Inflation Managed Fund

Actual Fund Return
Class A	$1,000.00	$936.60	1.06%	$5.15

Hypothetical
Class A	$1,000.00	$1,019.75	1.06%	$5.37

PL Comstock Fund

Actual Fund Return
Class A	$1,000.00	$906.10	1.41%	$6.74

Hypothetical
Class A	$1,000.00	$1,018.00	1.41%	$7.13

See explanation of references on page E-3

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/08 -
	04/01/08	09/30/08	Ratio	09/30/08

PL Mid-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$825.40	1.39%	$6.36

Hypothetical
Class A	$1,000.00	$1,018.15	1.39%	$7.03

PL Real Estate Fund

Actual Fund Return
Class A	$1,000.00	$958.70	1.55%	$7.61

Hypothetical
Class A	$1,000.00	$1,017.30	1.55%	$7.84

(1)	Expenses paid during the period are equal to the Fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

(2)	The annualized expense ratios for all the Portfolio Optimization Funds do not include expenses of the Underlying Funds (see Note 1 to Financial Statements) in which the Portfolio Optimization Funds invest.

(3)	The PL Floating Rate Loan Fund commenced operations on June 30, 2008. The actual Fund return and expense paid during the period for this Fund were for the period June 30, 2008 to September 30, 2008, instead of the entire six-month period. The hypothetical return is based on the entire six-month period for comparison purposes.

PACIFIC LIFE FUNDS
SPECIAL MEETING OF SHAREHOLDERS
(Unaudited)
     Shareholders of record as of January 18, 2008 representing the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”) were notified that a Special Meeting of Shareholders (the “Meeting”) would be held at the offices of Pacific Life Funds on March 25, 2008. The necessary quorum and passing requirements for each Portfolio Optimization Fund were satisfied and the proposal passed. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:
Proposal for each Portfolio Optimization Fund:
     To amend the Investment Advisory Agreement relating to the Portfolio Optimization Funds to implement an annual advisory fee of 0.20% of average daily net assets, which, upon implementation of the new advisory fee will be accompanied by: (i) an equivalent decrease in the annual advisory fee paid by each of the Underlying Funds of the Pacific Life Funds in which the Portfolio Optimization Funds currently invest; (ii) a 0.05% decrease in the administration fee paid to the Pacific Life Funds’ administrator by the Portfolio Optimization Funds and Underlying Funds; (iii) an extension of contractual expense caps through June 30, 2009 for the Portfolio Optimization Funds and Underlying Funds; and (iv) an additional 0.20% decrease in the advisory fee paid to Pacific Life Fund Advisors LLC by the PL Small-Cap Growth Fund.

							Total	Total
							Outstanding	Outstanding
PL Portfolio	Votes For		Votes Against		Votes Withheld (1)		Shares	Shares
Optimization Funds	Number	Percent (2)	Number	Percent (2)	Number	Percent (2)	Voted	Number
Conservative	2,039,441.32	90.20%	93,548.42	4.14%	127,969.26	5.66%	2,260,959.00	4,266,980.00
Moderate-Conservative	5,053,814.91	91.94%	229,705.34	4.18%	213,519.11	3.88%	5,497,039.36	10,433,991.00
Moderate	15,756,438.55	79.15%	3,022,076.71	15.18%	1,128,696.68	5.67%	19,907,211.94	37,133,238.00
Moderate-Aggressive	16,613,140.69	86.43%	895,783.19	4.66%	1,712,547.34	8.91%	19,221,471.22	38,082,059.00
Aggressive	7,476,488.38	88.53%	508,611.83	6.02%	460,192.03	5.45%	8,445,292.24	16,478,739.00

(1)	The information presented includes broker non-votes.

2)	Based on total outstanding shares voted.

PACIFIC LIFE FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     Pacific Life Funds file Form N-Q (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Pacific Life Funds’ Form N-Q, when required is filed pursuant to applicable regulations, is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Pacific Life Funds’ Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.
Information Relating to Investments Held by the Pacific Life Funds
     For complete descriptions of the various securities and other instruments held by the Pacific Life Funds and their risks, please see the Pacific Life Funds’ prospectus and SAI. The prospectus and SAI are available (i) on the Pacific Life Funds’ Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling 1-800-722-2333.
Availability of Proxy Voting Record
     Pacific Life Funds file, by August 31 of each year, information regarding how portfolio managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Pacific Life Funds’ Webpage at http://www.PacificLife.com; and (ii) on the SEC’s Web site at http://www.sec.gov.
Availability of Proxy Voting Policies
     A description of the Proxy Voting Policies and Procedures that Pacific Life Funds use to determine how to vote proxies relating to Fund securities is described in the Pacific Life Funds’ Statement of Additional Information (“SAI”), which is available (i) on the Pacific Life Funds’ Webpage at http://www.PacificLife.com; and (ii) on the SEC’s Web site at http://www.sec.gov; (iii) upon request, without charge, by calling 1-800-722-2333.
Availability of a Complete Schedule of Investments
     The Pacific Life Fund’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain Funds. A complete schedule for the summary SOI presented is available (i) on the Pacific Life Funds’ Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling 1-800-722-2333.

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PACIFIC LIFE FUNDS
SEMI-ANNUAL REPORT
as of September 30, 2008
PACIFIC LIFE FUNDS
Mailing Address:
P.O. Box 9768
Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

3167-08A

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period for the PL Main Street® Core Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund, PL Money Market Fund, PL Small-Cap Growth Fund, PL International Value Fund, PL Large-Cap Value Fund, PL Short Duration Bond Fund, PL Floating Rate Loan Fund, PL Growth LT Fund, PL Mid-Cap Equity Fund, PL Large-Cap Growth Fund, PL International Large-Cap Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL Managed Bond Fund, PL Inflation Managed Fund, PL Comstock Fund, PL Mid-Cap Growth Fund, PL Real Estate Fund are included as part of the report to shareholders filed under Item 1 of this form.

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.07%

Consumer Discretionary - 9.81%

Aaron Rents Inc	700	$18,949
Aeropostale Inc *	2,900	93,119
American Eagle Outfitters Inc	5,400	82,350
American Greetings Corp ‘A’	600	9,174
AnnTaylor Stores Corp *	1,300	26,832
ArvinMeritor Inc	400	5,216
Autoliv Inc	2,300	77,625
AutoNation Inc *	7,700	86,548
AutoZone Inc *	600	74,004
Barnes & Noble Inc	1,100	28,688
bebe Stores Inc	1,900	18,563
Best Buy Co Inc	20,900	783,750
Big Lots Inc *	3,200	89,056
Bob Evans Farms Inc	1,000	27,290
BorgWarner Inc	2,500	81,925
Boyd Gaming Corp	300	2,808
Brinker International Inc	1,900	33,991
Brunswick Corp	2,500	31,975
Cablevision Systems Corp ‘A’	4,000	100,640
Callaway Golf Co	2,700	37,989
Career Education Corp *	300	4,905
Carnival Corp (Panama)	400	14,140
Carter’s Inc *	700	13,811
CBS Corp ‘B’	46,000	670,680
CEC Entertainment Inc *	500	16,600
Centex Corp	1,600	25,920
Chipotle Mexican Grill Inc ‘B’ *	55	2,571
Comcast Corp ‘A’	4,700	92,261
Corinthian Colleges Inc *	300	4,500
Cox Radio Inc ‘A’ *	1,000	10,560
Dillard’s Inc ‘A’	2,300	27,140
Dollar Tree Inc *	2,900	105,444
DreamWorks Animation SKG Inc ‘A’ *	3,100	97,495
Exide Technologies *	200	1,476
Expedia Inc *	2,400	36,264
Foot Locker Inc	4,000	64,640
Ford Motor Co *	71,658	372,622
Fossil Inc *	300	8,469
Gannett Co Inc	3,000	50,730
Gentex Corp	4,900	70,070
Genuine Parts Co	1,600	64,336
H&R Block Inc	1,600	36,080
Hanesbrands Inc *	2,600	56,550
Harte-Hanks Inc	1,000	10,370
Hasbro Inc	3,100	107,632
Hillenbrand Inc	100	2,016
HSN Inc *	1,020	11,230
International Speedway Corp ‘A’	700	27,237
Interval Leisure Group Inc *	1,020	10,608
Jack in the Box Inc *	900	18,990
Jones Apparel Group Inc	1,900	35,169
KB Home	300	5,904
Lear Corp *	2,600	27,300
Lennar Corp ‘A’	4,600	69,874
Liberty Media Corp — Capital ‘A’ *	200	2,676
Liberty Media Corp — Interactive ‘A’ *	9,100	117,481
Limited Brands Inc	6,200	107,384
Liz Claiborne Inc	2,200	36,146
LKQ Corp *	4,800	81,456
Macy’s Inc	3,400	61,132
Marvel Entertainment Inc *	600	20,484
Mattel Inc	4,000	72,160
McDonald’s Corp	5,100	314,670
Mediacom Communications Corp ‘A’ *	100	592
Meredith Corp	1,300	36,465
Netflix Inc *	1,300	40,144
News Corp ‘A’	18,500	221,815
NVR Inc *	100	57,200
Office Depot Inc *	7,400	43,068
OfficeMax Inc	500	4,445
Papa John’s International Inc *	300	8,148
Penske Auto Group Inc	1,900	21,793
Phillips-Van Heusen Corp	200	7,582
Polaris Industries Inc	700	31,843
Pool Corp	100	2,333
priceline.com Inc *	900	61,587
Pulte Homes Inc	2,300	32,131
Quicksilver Inc *	500	2,870
RadioShack Corp	4,700	81,216
Regal Entertainment Group ‘A’	100	1,578
Regis Corp	500	13,750
Rent-A-Center Inc *	1,500	33,420
Ross Stores Inc	3,000	110,430
Sally Beauty Holdings Inc *	3,400	29,240
Scholastic Corp	1,000	25,680
Service Corp International	6,400	53,504
Skechers U.S.A. Inc ‘A’ *	1,100	18,513
Snap-on Inc	1,900	100,054
Speedway Motorsports Inc	300	5,844
Staples Inc	14,700	330,750
Tempur-Pedic International Inc	400	4,704
The Children’s Place Retail Stores Inc *	600	20,010
The DIRECTV Group Inc *	34,700	908,099
The Dress Barn Inc *	2,100	32,109
The Gap Inc	45,500	808,990
The Goodyear Tire & Rubber Co *	900	13,779
The Gymboree Corp *	700	24,850
The Men’s Wearhouse Inc	200	4,248
The Ryland Group Inc	600	15,912
The Stanley Works	1,100	45,914
The Talbots Inc	300	3,930
The Timberland Co ‘A’ *	500	8,685
The TJX Cos Inc	21,300	650,076
The Walt Disney Co	17,000	521,730
The Warnaco Group Inc *	1,700	76,993
Thor Industries Inc	800	19,856
Ticketmaster *	1,020	10,945
Time Warner Cable Inc ‘A’ *	9,600	232,320
Time Warner Inc	81,400	1,067,154
Tractor Supply Co *	1,000	42,050
TRW Automotive Holdings Corp *	4,200	66,822
UniFirst Corp	200	8,618
Urban Outfitters Inc *	1,500	47,805
Viacom Inc ‘B’ *	1,500	37,260
WABCO Holdings Inc	1,600	56,864
Warner Music Group Corp	100	760
Williams-Sonoma Inc	2,000	32,360
Wolverine World Wide Inc	1,200	31,764
Wyndham Worldwide Corp	5,500	86,405
Zale Corp *	300	7,500

		10,962,182

Consumer Staples - 6.91%

Altria Group Inc	19,780	392,435
Casey’s General Stores Inc	900	27,153
Chattem Inc *	400	31,272
CVS Caremark Corp	3,300	111,078
Del Monte Foods Co	1,500	11,700
Fresh Del Monte Produce Inc (Cayman) *	400	8,880
Herbalife Ltd (Cayman)	2,100	82,992
Longs Drug Stores Corp	300	22,692
Lorillard Inc	4,861	345,860
NBTY Inc *	1,200	35,424
Nu Skin Enterprises Inc ‘A’	900	14,598
PepsiCo Inc	10,070	717,689
Philip Morris International Inc	20,580	989,898

See Notes to Financial Statements	1	See explanation of symbols and terms, if any, on page 6

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Pilgrim’s Pride Corp	600	$1,494
Reynolds American Inc	2,700	131,274
Safeway Inc	29,300	694,996
The Coca-Cola Co	12,600	666,288
The Kroger Co	37,710	1,036,271
The Pepsi Bottling Group Inc	700	20,419
The Procter & Gamble Co	22,290	1,553,390
Tyson Foods Inc ‘A’	4,000	47,760
Universal Corp	700	34,363
Wal-Mart Stores Inc	12,400	742,636
Weis Markets Inc	100	3,601

		7,724,163

Energy - 19.15%

Anadarko Petroleum Corp	19,000	921,690
Apache Corp	11,500	1,199,220
Berry Petroleum Co ‘A’	900	34,857
Bill Barrett Corp *	800	25,688
BPZ Resources Inc *	100	1,720
Chesapeake Energy Corp	6,900	247,434
Chevron Corp	32,700	2,697,096
Cimarex Energy Co	1,700	83,147
ConocoPhillips	28,345	2,076,271
Continental Resources Inc *	500	19,615
CVR Energy Inc *	100	852
Delta Petroleum Corp *	1,200	16,296
Denbury Resources Inc *	3,800	72,352
Devon Energy Corp	3,900	355,680
Dresser-Rand Group Inc *	2,600	81,822
Exxon Mobil Corp	62,420	4,847,537
Frontier Oil Corp	2,000	36,840
Grey Wolf Inc *	1,700	13,226
GulfMark Offshore Inc *	600	26,928
Halliburton Co	3,500	113,365
Hess Corp	10,000	820,800
Key Energy Services Inc *	1,600	18,560
Lufkin Industries Inc	400	31,740
Marathon Oil Corp	27,800	1,108,386
Mariner Energy Inc *	2,800	57,400
Massey Energy Co	1,500	53,505
Murphy Oil Corp	5,300	339,942
Nabors Industries Ltd * (Bermuda)	2,900	72,268
Noble Corp (Cayman)	17,200	755,080
Noble Energy Inc	12,100	672,639
Nordic American Tanker Shipping Ltd (Bermuda)	500	16,030
Occidental Petroleum Corp	21,780	1,534,401
Oil States International Inc *	2,000	70,700
Overseas Shipholding Group Inc	1,200	69,972
Parker Drilling Co *	200	1,604
Patterson-UTI Energy Inc	3,900	78,078
Pioneer Drilling Co *	200	2,660
Plains Exploration & Production Co *	2,100	73,836
Rosetta Resources Inc *	1,300	23,868
Schlumberger Ltd (Netherlands)	8,800	687,192
SEACOR Holdings Inc *	400	31,580
Spectra Energy Corp	16,100	383,180
Stone Energy Corp *	733	31,028
Swift Energy Co *	700	27,083
The Williams Cos Inc	2,500	59,125
Transocean Inc (Cayman) *	2,800	307,552
Unit Corp *	1,300	64,766
Valero Energy Corp	25,540	773,862
VeraSun Energy Corp *	900	2,817
W&T Offshore Inc	2,200	60,038
Whiting Petroleum Corp *	500	35,630
XTO Energy Inc	5,800	269,816

		21,406,774

Financials - 8.98%

ACE Ltd (Switzerland)	2,400	129,912
Allied World Assurance Co Holdings Ltd (Bermuda)	1,000	35,520
American Financial Group Inc	3,300	97,350
AmeriCredit Corp *	1,600	16,208
AmTrust Financial Services Inc	200	2,718
Arch Capital Group Ltd (Bermuda) *	1,500	109,545
Aspen Insurance Holdings Ltd (Bermuda)	2,100	57,750
Assurant Inc	2,000	110,000
AXIS Capital Holdings Ltd (Bermuda)	3,600	114,156
Bank of America Corp	23,484	821,940
Berkshire Hathaway Inc ‘B’ *	184	808,680
BlackRock Inc	1,700	330,650
Brown & Brown Inc	4,000	86,480
Cash America International Inc	700	25,228
Cathay General Bancorp	100	2,380
Cincinnati Financial Corp	2,500	71,100
Citigroup Inc	25,050	513,776
CNA Financial Corp	3,100	81,344
Conseco Inc *	1,200	4,224
Delphi Financial Group Inc ‘A’	200	5,608
Discover Financial Services	8,850	122,307
E*TRADE FINANCIAL Corp *	2,500	7,000
East West Bancorp Inc	500	6,850
Employers Holdings Inc	800	13,904
Endurance Specialty Holdings Ltd (Bermuda)	1,100	34,012
Everest Re Group Ltd (Bermuda)	300	25,959
Fidelity National Financial Inc ‘A’	6,200	91,140
First Commonwealth Financial Corp	100	1,347
First Horizon National Corp	3,710	35,247
First Midwest Bancorp Inc	800	19,392
FirstMerit Corp	1,400	29,400
Flagstone Reinsurance Holdings Ltd (Bermuda)	100	1,027
General Growth Properties Inc REIT	1,400	21,140
Genworth Financial Inc ‘A’	5,700	49,077
Hancock Holding Co	400	20,400
Harleysville Group Inc	500	18,900
HCC Insurance Holdings Inc	3,200	86,400
International Bancshares Corp	900	24,300
Invesco Ltd (Bermuda)	300	6,294
IPC Holdings Ltd (Bermuda)	1,200	36,252
JPMorgan Chase & Co	26,190	1,223,073
KBW Inc *	400	13,176
Knight Capital Group Inc ‘A’ *	2,100	31,206
Legg Mason Inc	1,600	60,896
Leucadia National Corp	2,000	90,880
Loews Corp	8,241	325,437
Max Capital Group Ltd (Bermuda)	1,300	30,199
Montpelier Re Holdings Ltd (Bermuda)	700	11,557
Morgan Stanley	1,400	32,200
National Penn Bancshares Inc	2,000	29,200
Nationwide Financial Services Inc ‘A’	400	19,732
Nelnet Inc ‘A’	100	1,420
Odyssey Re Holdings Corp	2,200	96,360
Old National Bancorp	1,700	34,034
OneBeacon Insurance Group Ltd (Bermuda)	500	10,575
Pacific Capital Bancorp	1,300	26,455
Park National Corp	100	7,800
PartnerRe Ltd (Bermuda)	1,400	93,534
PHH Corp *	1,000	13,290
Philadelphia Consolidated Holding Corp *	1,300	76,141
Platinum Underwriters Holdings Ltd (Bermuda)	1,000	35,480
Popular Inc	9,100	75,439
ProAssurance Corp *	700	39,200
Protective Life Corp	2,400	68,424
Provident Financial Services Inc	1,200	19,812
Regions Financial Corp	4,500	43,200
RenaissanceRe Holdings Ltd (Bermuda)	1,000	52,000
RLI Corp	400	24,836

See Notes to Financial Statements	2	See explanation of symbols and terms, if any, on page 6

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Selective Insurance Group Inc	1,200	$27,504
StanCorp Financial Group Inc	1,900	94,392
State Auto Financial Corp	100	2,907
Stifel Financial Corp *	100	4,990
Susquehanna Bancshares Inc	2,000	39,040
SVB Financial Group *	100	5,792
TD Ameritrade Holding Corp *	6,200	100,440
TFS Financial Corp	1,000	12,520
The Bank of New York Mellon Corp	2,600	84,708
The Chubb Corp	21,360	1,172,664
The Colonial BancGroup Inc	4,100	32,226
The First American Corp	200	5,900
The Goldman Sachs Group Inc	3,380	432,640
The Hanover Insurance Group Inc	1,800	81,936
The NASDAQ OMX Group Inc *	3,100	94,767
The Navigators Group Inc *	200	11,600
The Phoenix Companies Inc	200	1,848
The Student Loan Corp	100	9,300
The Travelers Cos Inc	8,630	390,076
Torchmark Corp	100	5,980
Transatlantic Holdings Inc	400	21,740
Tree.com Inc *	170	819
Trustmark Corp	200	4,148
UnionBanCal Corp	200	14,658
Unitrin Inc	500	12,470
Unum Group	5,500	138,050
Validus Holdings Ltd (Bermuda)	100	2,325
W.R. Berkley Corp	4,200	98,910
Webster Financial Corp	1,700	42,925
Wells Fargo & Co	8,210	308,121
Westamerica Bancorp	100	5,753
Willis Group Holdings Ltd (Bermuda)	1,500	48,390
Zenith National Insurance Corp	500	18,320
Zions Bancorp	1,300	50,310

		10,038,642

Health Care - 8.06%

Abbott Laboratories	3,500	201,530
Aetna Inc	26,180	945,360
Alpharma Inc ‘A’ *	1,200	44,268
American Medical Systems Holdings Inc *	1,000	17,760
AMERIGROUP Corp *	1,300	32,825
Amgen Inc *	9,630	570,770
Analogic Corp	400	19,904
Boston Scientific Corp *	10,700	131,289
Cardinal Health Inc	700	34,496
Celera Corp *	100	1,545
Centene Corp *	1,000	20,510
Chemed Corp	600	24,636
Coventry Health Care Inc *	900	29,295
Cubist Pharmaceuticals Inc *	1,300	28,899
Eli Lilly & Co	10,100	444,703
Emergency Medical Services Corp ‘A’ *	300	8,964
Endo Pharmaceuticals Holdings Inc *	200	4,000
Genentech Inc *	3,200	283,776
Gilead Sciences Inc *	1,100	50,138
Health Net Inc *	3,400	80,240
HealthExtras Inc *	600	15,672
Healthspring Inc *	1,400	29,624
Hill-Rom Holdings Inc	1,300	39,403
Johnson & Johnson	26,300	1,822,064
Kindred Healthcare Inc *	1,000	27,570
King Pharmaceuticals Inc *	9,800	93,884
KV Pharmaceutical Co ‘A’ *	200	4,542
LifePoint Hospitals Inc *	1,100	35,354
Lincare Holdings Inc *	1,100	33,099
Magellan Health Services Inc *	400	16,424
Martek Biosciences Corp *	900	28,278
Medicis Pharmaceutical Corp ‘A’	1,500	22,365
Medtronic Inc	1,200	60,120
Merck & Co Inc	23,600	744,816
Molina Healthcare Inc *	100	3,100
Omnicare Inc	900	25,893
Owens & Minor Inc	800	38,800
PDL BioPharma Inc	2,900	26,999
Pfizer Inc	75,150	1,385,766
Pharmaceutical Product Development Inc	2,300	95,105
PSS World Medical Inc *	500	9,750
Sepracor Inc *	4,600	84,226
Sirona Dental Systems Inc *	800	18,624
STERIS Corp	1,100	41,338
Teleflex Inc	100	6,349
Thermo Fisher Scientific Inc *	1,100	60,500
UnitedHealth Group Inc	7,870	199,819
Universal Health Services Inc ‘B’	1,100	61,633
Varian Inc *	500	21,450
Warner Chilcott Ltd ‘A’ (Bermuda) *	1,900	28,728
Watson Pharmaceuticals Inc *	3,500	99,750
WellCare Health Plans Inc *	200	7,200
WellPoint Inc *	18,100	846,537

		9,009,690

Industrials - 13.51%

3M Co	6,140	419,423
A.O. Smith Corp	700	27,433
Acuity Brands Inc	800	33,408
Aecom Technology Corp *	2,800	68,432
Alexander & Baldwin Inc	600	26,418
AMERCO *	100	4,193
American Reprographics Co *	100	1,725
Applied Industrial Technologies Inc	1,200	32,316
Arkansas Best Corp	900	30,321
Armstrong World Industries Inc	600	17,340
Avis Budget Group Inc *	3,400	19,516
Baldor Electric Co	1,000	28,810
Barnes Group Inc	800	16,176
BE Aerospace Inc *	3,700	58,571
Belden Inc	900	28,629
Brady Corp ‘A’	400	14,112
Carlisle Cos Inc	300	8,991
Caterpillar Inc	13,700	816,520
Ceradyne Inc *	700	25,662
CIRCOR International Inc	300	13,029
Clean Harbors Inc *	400	27,020
Continental Airlines Inc ‘B’ *	2,200	36,696
Cooper Industries Ltd ‘A’ (Bermuda)	2,000	79,900
Copart Inc *	900	34,200
CoStar Group Inc *	100	4,539
Crane Co	300	8,913
CSX Corp	1,200	65,484
Cummins Inc	12,000	524,640
Deluxe Corp	1,700	24,463
Dover Corp	2,900	117,595
DRS Technologies Inc	600	46,050
DynCorp International Inc ‘A’ *	100	1,676
Eaton Corp	160	8,989
EMCOR Group Inc *	2,600	68,432
Emerson Electric Co	4,200	171,318
EnPro Industries Inc *	500	18,580
Esterline Technologies Corp *	700	27,713
Excel Maritime Carriers Ltd (Liberia)	400	6,032
First Advantage Corp ‘A’ *	100	1,405
Gardner Denver Inc *	1,900	65,968
GATX Corp	600	23,742
General Dynamics Corp	3,700	272,394
General Electric Co	80,810	2,060,655
GrafTech International Ltd *	3,900	58,929
Granite Construction Inc	900	32,238
Heartland Express Inc	900	13,968
Herman Miller Inc	1,400	34,258

See Notes to Financial Statements	3	See explanation of symbols and terms, if any, on page 6

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Hertz Global Holdings Inc *	7,900	$59,803
HNI Corp	900	22,806
Honeywell International Inc	5,830	242,237
Hub Group Inc ‘A’ *	1,000	37,650
Hubbell Inc ‘B’	200	7,010
IDEX Corp	2,700	83,754
IKON Office Solutions Inc	2,400	40,824
Illinois Tool Works Inc	5,100	226,695
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	10,200	317,934
Interface Inc ‘A’	1,000	11,370
KBR Inc	3,400	51,918
Kennametal Inc	2,900	78,648
Korn/Ferry International *	600	10,692
L-3 Communications Holdings Inc	4,300	422,776
Lennox International Inc	1,000	33,270
Lincoln Electric Holdings Inc	1,300	83,603
Manpower Inc	1,900	82,004
MasTec Inc *	400	5,316
Monster Worldwide Inc *	4,800	71,568
MPS Group Inc *	2,500	25,200
MSC Industrial Direct Co Inc ‘A’	1,900	87,533
Mueller Industries Inc	1,000	23,010
Mueller Water Products Inc ‘A’	700	6,286
Navigant Consulting Inc *	100	1,989
Navistar International Corp *	400	21,672
Nordson Corp	1,300	63,843
Norfolk Southern Corp	15,700	1,039,497
Northrop Grumman Corp	15,060	911,732
Old Dominion Freight Line Inc *	100	2,834
Orbital Sciences Corp *	1,100	26,367
Oshkosh Corp	500	6,580
Owens Corning Inc *	600	14,346
Pacer International Inc	600	9,882
Parker-Hannifin Corp	11,800	625,400
Pentair Inc	1,700	58,769
Raytheon Co	16,500	882,915
Regal-Beloit Corp	300	12,756
Resources Connection Inc *	1,200	27,036
Robbins & Myers Inc	800	24,744
Robert Half International Inc	4,300	106,425
Roper Industries Inc	300	17,088
RR Donnelley & Sons Co	4,000	98,120
Ryder System Inc	1,100	68,200
SkyWest Inc	1,600	25,568
Steelcase Inc ‘A’	2,500	26,875
SYKES Enterprises Inc *	500	10,980
TBS International Ltd ‘A’ (Bermuda) *	100	1,346
Textainer Group Holdings Ltd (Bermuda)	200	3,038
The Boeing Co	18,270	1,047,784
The Brink’s Co	1,400	85,428
The Timken Co	3,100	87,885
The Toro Co	900	37,170
Thomas & Betts Corp *	2,000	78,140
Titan International Inc	200	4,264
Trinity Industries Inc	800	20,584
Triumph Group Inc	500	22,855
Tyco International Ltd (Bermuda)	5,295	185,431
United Rentals Inc *	1,773	27,021
United Stationers Inc *	500	23,915
United Technologies Corp	9,900	594,594
UTI Worldwide Inc (United Kingdom)	900	15,318
W.W. Grainger Inc	400	34,788
Waste Management Inc	26,400	831,336
Watsco Inc	400	20,112
Watson Wyatt Worldwide Inc ‘A’	1,300	64,649
Watts Water Technologies Inc ‘A’	1,000	27,350
Werner Enterprises Inc	1,600	34,736
WESCO International Inc *	900	28,962
Westinghouse Air Brake Technologies Corp	1,500	76,845
Woodward Governor Co	2,300	81,121
YRC Worldwide Inc *	1,800	21,528

		15,098,547

Information Technology - 21.70%

3Com Corp *	400	932
Activision Blizzard Inc *	2,700	41,661
Acxiom Corp	1,300	16,302
ADTRAN Inc	1,400	27,286
Affiliated Computer Services Inc ‘A’ *	2,100	106,323
Agilent Technologies Inc *	6,620	196,349
Altera Corp	5,800	119,944
Amdocs Ltd (United Kingdom) *	4,000	109,520
Amkor Technology Inc *	3,800	24,206
Amphenol Corp ‘A’	2,700	108,378
Analog Devices Inc	4,600	121,210
Anixter International Inc *	700	41,657
ANSYS Inc *	300	11,361
Apple Inc *	7,060	802,440
Applied Materials Inc	58,870	890,703
Arrow Electronics Inc *	3,400	89,148
Atmel Corp *	9,500	32,205
Autodesk Inc *	3,800	127,490
Avid Technology Inc *	300	7,218
Avnet Inc *	3,800	93,594
Avocent Corp *	1,200	24,552
AVX Corp	1,300	13,247
Benchmark Electronics Inc *	1,900	26,752
BMC Software Inc *	100	2,863
Broadridge Financial Solutions Inc	3,800	58,482
Brocade Communications Systems Inc *	13,000	75,660
CA Inc	16,800	335,328
Cabot Microelectronics Corp *	700	22,456
Cadence Design Systems Inc *	9,200	62,192
Check Point Software Technologies Ltd (Israel) *	3,300	75,042
Ciena Corp *	800	8,064
Cisco Systems Inc *	80,510	1,816,306
Citrix Systems Inc *	1,900	47,994
Cogent Inc *	1,100	11,242
Cognex Corp	600	12,096
Coherent Inc *	500	17,775
Computer Sciences Corp *	2,800	112,364
Compuware Corp *	10,200	98,838
Comtech Telecommunications Corp *	400	19,696
Concur Technologies Inc *	700	26,782
Convergys Corp *	2,500	36,950
Corning Inc	7,900	123,556
Cymer Inc *	900	22,797
Dell Inc *	6,100	100,528
Digital River Inc *	300	9,720
Dolby Laboratories Inc ‘A’ *	300	10,557
EarthLink Inc *	800	6,800
EchoStar Corp ‘A’ *	1,864	44,922
Electronics for Imaging Inc *	600	8,358
EMC Corp *	7,800	93,288
Emulex Corp *	2,500	26,675
Entegris Inc *	1,900	9,196
F5 Networks Inc *	1,300	30,394
Fair Isaac Corp	1,300	29,978
Fairchild Semiconductor International Inc *	3,000	26,670
FEI Co *	100	2,381
Fidelity National Information Services Inc	1,100	20,306
Gartner Inc *	1,800	40,824
Global Payments Inc	400	17,944
Google Inc ‘A’ *	1,700	680,884
Harris Corp	1,900	87,780
Hewitt Associates Inc ‘A’ *	2,600	94,744
Hewlett-Packard Co	49,570	2,292,117
IAC/ InterActiveCorp *	4,050	70,065

See Notes to Financial Statements	4	See explanation of symbols and terms, if any, on page 6

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Informatica Corp *	1,900	$24,681
Ingram Micro Inc ‘A’ *	5,500	88,385
Integrated Device Technology Inc *	3,800	29,564
Intel Corp	100,700	1,886,111
InterDigital Inc *	1,000	24,050
Intermec Inc *	200	3,928
International Business Machines Corp	16,470	1,926,331
Intersil Corp ‘A’	4,600	76,268
Intuit Inc *	5,200	164,372
Itron Inc *	200	17,706
j2 Global Communications Inc *	1,300	30,355
Jabil Circuit Inc	7,500	71,550
JDS Uniphase Corp *	9,200	77,832
KLA-Tencor Corp	3,200	101,280
Lawson Software Inc *	1,500	10,500
Lexmark International Inc ‘A’ *	2,900	94,453
Linear Technology Corp	3,800	116,508
LSI Corp *	17,100	91,656
Marvell Technology Group Ltd (Bermuda) *	9,600	89,280
Mentor Graphics Corp *	200	2,270
Metavante Technologies Inc *	300	5,778
MICROS Systems Inc *	300	7,998
Microsemi Corp *	400	10,192
Microsoft Corp	109,320	2,917,751
MicroStrategy Inc ‘A’ *	100	5,953
MKS Instruments Inc *	1,400	27,874
Molex Inc	4,100	92,045
National Instruments Corp	1,900	57,095
National Semiconductor Corp	2,200	37,862
NCR Corp *	4,200	92,610
Net 1 U.E.P.S. Technologies Inc *	1,000	22,330
Novellus Systems Inc *	1,900	37,316
Open Text Corp (Canada) *	1,000	34,580
Oracle Corp *	35,770	726,489
Parametric Technology Corp *	1,500	27,600
Perot Systems Corp ‘A’ *	2,400	41,640
Plantronics Inc	1,400	31,528
Plexus Corp *	1,100	22,770
PMC-Sierra Inc *	4,900	36,358
Polycom Inc *	2,500	57,825
Power Integrations Inc *	200	4,820
Progress Software Corp *	700	18,193
QLogic Corp *	4,200	64,512
QUALCOMM Inc	14,720	632,518
Quest Software Inc *	1,400	17,766
RealNetworks Inc *	500	2,540
RF Micro Devices Inc *	4,700	13,724
Rofin-Sinar Technologies Inc *	300	9,183
SanDisk Corp *	4,900	95,795
Sapient Corp *	400	2,972
Seagate Technology LLC (Cayman)	24,000	290,880
Semtech Corp *	2,200	30,712
Silicon Laboratories Inc *	1,000	30,700
Sohu.com Inc *	900	50,175
Sun Microsystems Inc *	14,000	106,400
Sybase Inc *	3,100	94,922
Symantec Corp *	56,700	1,110,186
Synaptics Inc *	1,200	36,264
SYNNEX Corp *	900	20,106
Synopsys Inc *	3,700	73,815
Tech Data Corp *	1,000	29,850
Technitrol Inc	300	4,437
Tekelec *	2,100	29,379
TeleTech Holdings Inc *	600	7,464
Tellabs Inc *	8,800	35,728
Teradata Corp *	800	15,600
Teradyne Inc *	8,300	64,823
Texas Instruments Inc	49,840	1,071,560
TIBCO Software Inc *	4,400	32,208
Total System Services Inc	700	11,480
Trimble Navigation Ltd *	3,000	77,580
Tyco Electronics Ltd (Bermuda)	5,500	152,130
Unisys Corp *	400	1,100
ValueClick Inc *	300	3,069
Verigy Ltd (Singapore) *	300	4,884
Visa Inc ‘A’	1,170	71,826
Vishay Intertechnology Inc *	3,600	23,832
Western Digital Corp *	4,500	95,940
Wind River Systems Inc *	2,400	24,000
Xerox Corp	64,590	744,723
Xilinx Inc	2,700	63,315
Zebra Technologies Corp ‘A’ *	1,700	47,345

		24,262,222

Materials - 5.25%

AK Steel Holding Corp	2,900	75,168
Alcoa Inc	28,600	645,788
AptarGroup Inc	400	15,644
Ashland Inc	700	20,468
Ball Corp	200	7,898
Carpenter Technology Corp	600	15,390
Celanese Corp ‘A’	1,200	33,492
CF Industries Holdings Inc	900	82,314
Chemtura Corp	5,700	25,992
Crown Holdings Inc *	3,500	77,735
Cytec Industries Inc	900	35,019
Domtar Corp *	6,500	29,900
Ferro Corp	1,200	24,120
Freeport-McMoRan Copper & Gold Inc	13,500	767,475
Greif Inc ‘A’	1,400	91,868
H.B. Fuller Co	1,300	27,131
Hercules Inc	4,000	79,160
Kaiser Aluminum Corp	500	21,475
Koppers Holdings Inc	600	22,446
Louisiana-Pacific Corp	300	2,790
MeadWestvaco Corp	900	20,979
Minerals Technologies Inc	500	29,680
Monsanto Co	9,400	930,412
Nalco Holding Co	4,200	77,868
NewMarket Corp	400	21,024
Newmont Mining Corp	1,500	58,140
NOVA Chemicals Corp (Canada)	1,200	27,120
Nucor Corp	18,040	712,580
Olin Corp	1,200	23,280
Olympic Steel Inc	200	5,898
Owens-Illinois Inc *	2,900	85,260
Reliance Steel & Aluminum Co	1,900	72,143
Rock-Tenn Co ‘A’	1,000	39,980
Rockwood Holdings Inc *	100	2,566
RPM International Inc	4,400	85,096
RTI International Metals Inc *	100	1,956
Schnitzer Steel Industries Inc ‘A’	1,200	47,088
Sealed Air Corp	5,000	109,950
Silgan Holdings Inc	200	10,218
Smurfit-Stone Container Corp *	2,200	10,340
Sonoco Products Co	3,100	92,008
Southern Copper Corp	30,000	572,400
Temple-Inland Inc	1,400	21,364
Terra Industries Inc	2,300	67,620
The Dow Chemical Co	7,400	235,172
The Mosaic Co	2,500	170,100
The Scotts Miracle-Gro Co ‘A’	1,200	28,368
The Valspar Corp	2,300	51,267
United States Steel Corp	1,300	100,893
Valhi Inc	200	3,600
Westlake Chemical Corp	1,100	23,133
Worthington Industries Inc	1,700	25,398

		5,864,174

See Notes to Financial Statements	5	See explanation of symbols and terms, if any, on page 6

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

	Shares	Value
Telecommunication Services - 3.19%

AT&T Inc	56,793	$1,585,661
Centennial Communications Corp *	2,100	13,104
CenturyTel Inc	800	29,320
Clearwire Corp ‘A’ *	1,100	13,068
Embarq Corp	2,800	113,540
MetroPCS Communications Inc *	3,600	50,364
NTELOS Holdings Corp	900	24,201
Premiere Global Services Inc *	1,700	23,902
Sprint Nextel Corp	115,640	705,404
Syniverse Holdings Inc *	1,700	28,237
Telephone & Data Systems Inc	2,400	85,800
US Cellular Corp *	700	32,844
Verizon Communications Inc	24,160	775,294
Windstream Corp	8,100	88,614

		3,569,353

Utilities - 1.51%

American Electric Power Co Inc	200	7,416
Avista Corp	1,400	30,394
DPL Inc	2,800	69,440
Duke Energy Corp	47,300	824,439
Edison International	1,000	39,900
Exelon Corp	200	12,524
FirstEnergy Corp	6,000	401,940
Hawaiian Electric Industries Inc	400	11,604
Integrys Energy Group Inc	2,000	99,880
Mirant Corp *	800	14,632
New Jersey Resources Corp	300	10,767
Reliant Energy Inc *	5,700	41,895
Sierra Pacific Resources	1,800	17,244
South Jersey Industries Inc	200	7,140
Southwest Gas Corp	500	15,130
The Laclede Group Inc	600	29,094
Unisource Energy Corp	700	20,433
WGL Holdings Inc	1,100	35,695

		1,689,567

Total Common Stocks (Cost $122,694,087)		109,625,314

TOTAL INVESTMENTS - 98.07% (Cost $122,694,087)		109,625,314

OTHER ASSETS & LIABILITIES, NET - 1.93%		2,162,440

NET ASSETS - 100.00%		$111,787,754

Note to Schedule of Investments
(a)	As of September 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Information Technology	21.70%
Energy	19.15%
Industrials	13.51%
Consumer Discretionary	9.81%
Financials	8.98%
Health Care	8.06%
Consumer Staples	6.91%
Materials	5.25%
Telecommunication Services	3.19%
Utilities	1.51%

98.07%
Other Assets & Liabilities, Net	1.93%

100.00%

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.
Explanation of Terms for Schedules of Investments

REIT	Real Estate Investment Trust
Note: The descriptions and industry classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

See Notes to Financial Statements	6

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a)	The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of Ethics — Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT pursuant to Section 302 of the Sarbanes Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown Mary Ann Brown
President

Date:	December 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James T. Morris James T. Morris
Chief Executive Officer

Date:	December 8, 2008

By:	/s/ Mary Ann Brown

Mary Ann Brown President

Date:	December 8, 2008

By:	/s/ Brian D. Klemens

Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	December 8, 2008